(ICON)

Prudential
Municipal
Series Fund
-------------------------
Connecticut
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
Connecticut Money Market Series

Performance At A Glance.
Yields on municipal money market securities fell during the six months ended February 28, 1999 because the supply of securities declined while demand for them remained strong, and the Federal
Reserve repeatedly eased monetary policy. Nevertheless, your Prudential Municipal Series Fund--Connecticut Money Market Series provided a competitive level of tax-exempt income. We took advantage of good buying opportunities among high-quality Connecticut bonds maturing in one year.

Fund Facts   As of 2/28/99
                            7-Day        Net Asset
Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                         Current Yld.   Value (NAV)     @31%
@36%     @39.6%     Mat. (WAM)     (Millions)
CT Money
Market Series               2.11%           $1
3.19%    3.44%    3.65%       69 Days          $95
IBC Financial Data
Tax-Free State Specific
(SB & GP-CT) Avg.**         2.15%           $1
3.26%    3.52%    3.73%       43 Days          N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

** International Business Communications (IBC) Financial
Data reports
a seven-day current yield, NAV, and WAM on Mondays. This is the data of all funds in the IBC Financial Data Tax-Free State
Specific
Average (Stock Broker (SB) & General Purpose (GP) -
Connecticut)
category as of March 1, 1999.

Tracking Tax-Free Money Fund Yields.
             (GRAPH)


How Investments Compared.
    (As of 2/28/99)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Richard S. Lynes, Fund Manager              (PHOTO)

Portfolio
Manager's Report

The Prudential Municipal Series Fund--Connecticut Money
Market
Series seeks to provide the highest level of current income that is exempt from federal income taxes and Connecticut state income taxes, consistent with liquidity and the preservation of capital.
The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the state of Connecticut, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

The Importance of WAM.
Weighted Average Maturity (WAM) takes into account the maturity level of each security held by a fund. WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates.
A lengthened WAM enables a fund's yield to remain higher for a longer period of time during declining interest-rate cycles.

Strategy Session.
Coping With a Supply-Demand Imbalance.

We ideally wanted to invest in a mixture of municipal money market securities that would keep the Series' WAM longer than average and still provide us with quick access to cash to satisfy shareholder liquidity needs. Extending the WAM would have allowed the Series' yield to remain higher for a longer time as tax-exempt money market yields declined.

Yields on municipal money market securities fell partly because there was such strong demand for the dwindling supply of securities. Competition was fierce in Connecticut, where many residents in higher tax brackets seek the tax advantages afforded by municipal debt securities. Buying longer-term
Connecticut money market securities that met our high-quality standards in order to extend the Series' WAM proved to be very challenging. Thus we were able to maintain a longer-than-average
WAM for only a portion of the six-month period.

The supply-demand imbalance was not confined to Connecticut, however. Among tax-exempt notes, which mature in 13 months or less, the total dollar volume issued in 1998 was down 25% from
1997, according to Municipal Market Data. The 1998 tally was the lowest in a decade. This drop in issuance occurred because short-term borrowing needs of many state and local governments declined amid favorable domestic economic conditions. Many municipalities also preferred to issue bonds instead of notes in order to lock in low yields for a longer period of time. While some of these bonds are scheduled to mature in 20 years or more, others come due in as little as one year. We therefore found good buying opportunities among one-year Connecticut bonds, which were an attractive alternative to the more conventional municipal money market securities such as notes.

What Went Well.

Buying Short-Term Bonds.
We purchased AAA-rated insured bonds that matured in one year, such as those of the cities of South Windsor and New Haven, Connecticut. They provided solid yields and significantly extended the Series' WAM during January and February 1999. Having a longer WAM worked well because it helped the Series weather the sharp drop in municipal money market yields that usually occurs in the first few months of the year. Yields fell during this time as investors rushed to reinvest money received from coupon payments and maturing tax-exempt bonds.

And Not So Well.

Our WAM Shortened.
A global financial crisis spread from Asia to Russia and Latin
America in August. To calm world financial markets and restore confidence in the U.S. economy, the Federal funds rate (the rate
U.S. banks charge each other for overnight loans) was lowered three times in the autumn of 1998. Because we knew tax-exempt money market yields would edge lower with the Federal funds rate, we ideally wanted to lengthen the Series' WAM before yields fell even further. Unfortunately, we were not able to buy enough longer-term Connecticut money market securities so the WAM shortened considerably in October and early November 1998.
Having a shorter WAM as yields headed lower caused the Series to underperform the competitive average.

Weighted Average Maturity Compared
      To The Average Fund.
           (GRAPH)

Looking Ahead.
We plan to shorten the Series' WAM until it is more in line with our competition by purchasing very short-term Connecticut money market securities that can be quickly converted into cash. This cash will be used from mid- April to early May to satisfy shareholder liquidity needs prompted by their income tax payments. Having quicker access to cash will also enable us to take advantage of attractive buying opportunities that usually emerge during tax season as portfolio managers sell money market securities to meet their shareholder liquidity needs.

Turning to U.S. monetary policy, we believe the Federal
Reserve will hold the Federal funds rate steady in coming months as the U.S. economic expansion slows and inflation remains in check.

A Message to Our Shareholders                    April 19,
1999
(PHOTO)

Dear Shareholder,
For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Ansonia Connecticut, Gen. Oblig., Ser. 98, F.G.I.C.
Aaa           4.00%      10/15/99   $  1,175     $ 1,181,442
Branford Connecticut, Gen. Oblig.
A-1(d)        5.00        5/15/99        500         502,033
Brookfield Connecticut, Gen. Oblig., B.A.N.
NR            3.00       12/09/99      1,000       1,000,373
Cheshire Connecticut, Gen. Oblig., Ser. A
Aa3           4.00        8/01/99        235         235,334
Connecticut St., Gen. Oblig.
NR            6.50        8/01/99        900 (c)     930,736
Connecticut St., Gen. Oblig., Puttable Tax Exempt Recpts.,
   Ser. 27, F.R.W.D.
VMIG1         3.00        3/04/99      2,975       2,975,000
   Ser. B
NR            6.50        8/01/99      1,000 (c)   1,034,151
   Ser. C
Aa3           6.80        9/15/99        600         611,938
Connecticut St. Dev. Auth.,
   Bradley Airport Hotel, Ser. 97A, F.R.W.D.
VMIG1         2.80        3/04/99      1,000       1,000,000
   Bradley Airport Hotel, Ser. 97B, F.R.W.D.
VMIG1         2.80        3/04/99      3,000       3,000,000
   Bradley Airport Hotel, Ser. 97C, F.R.W.D.
VMIG1         2.80        3/04/99      1,400       1,400,000
   Conco Proj., Ser. 85, F.R.W.D.
P-1           2.75        3/04/99      1,700       1,700,000
   Corp. for Independ. Living Proj., Ser. 90, F.R.W.D.
VMIG1         2.60        3/03/99      2,500       2,500,000
   Rand Whitney Container Bd., Ser. 93, F.R.W.D., A.M.T.
P-1           2.60        3/03/99      5,000       5,000,000
   Pierce Mem'l. Baptist Home, Ser. 99, F.R.W.D.
A-1+(d)       2.90        3/03/99      3,160       3,160,000
   SHW Inc. Proj., Ser. 90, F.R.W.D., A.M.T.
CPS1          2.85        3/03/99      4,700       4,700,000
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
   Bradley Hlth. Care, Ser. B, F.R.W.D.
VMIG1         2.50        3/03/99      2,200       2,200,000
   Charlotte Hungerford, Ser. C, F.R.W.D.
VMIG1         2.75        3/04/99      1,500       1,500,000
   Fairfield University, Ser. F
NR            6.875       7/01/99      1,840 (c)   1,900,048
   Pomfret School Issue, Ser. A, F.R.W.D.
VMIG1         2.85        3/03/99      1,000       1,000,000
   Sharon Hosp. Issue, Ser. A, F.R.W.D.
VMIG1         2.75        3/04/99      1,400       1,400,000
   Yale New Haven Hopital, Ser. G, M.B.I.A.
Aaa           5.80        7/01/99        795         802,514
   Yale University,
   Ser. S, T.E.C.P.
VMIG1         2.60        4/07/99      3,400       3,400,000
   Ser. S, T.E.C.P.
VMIG1         2.80        5/03/99      3,000       3,000,000
   Ser. T, F.R.W.D.
VMIG1         2.85        3/04/99      2,000       2,000,000
Connecticut St. Spec. Assmt.,
   Second Injury Fund, T.E.C.P.
P-1           2.65        3/05/99      7,100       7,100,000
   Second Injury Fund, T.E.C.P.
P-1           2.85        3/08/99      2,000       2,000,000
   Second Injury Fund, T.E.C.P.
P-1           2.75        5/12/99      3,000       3,000,000
   Unemployment Comp., Ser. 93C, A.N.N.M.T., F.G.I.C.
VMIG1         3.60        7/01/99      3,000       3,000,000
Connecticut St. Spec. Tax Oblig., Trans. Infrastrusture
Rev.,
   Puttable Tax Exempt Recpts.,
   Ser. 50B, F.R.W.D., F.S.A.
VMIG1         3.00        3/04/99      5,450       5,450,000
   Ser. 94B, F.G.I.C.
Aaa           5.50       10/01/99      1,460       1,480,054
Darien Connecticut, Gen. Oblig.
Aaa           4.50        4/15/99        755         755,842
East Lyme Connecticut, B.A.N.
NR            2.95        1/20/00      4,500       4,503,094
Hartford Connecticut, Redev. Agcy., Underwood Twrs. Proj.,
Ser.
   90, F.R.W.D., F.S.A.
A-1+(d)       2.80        3/04/99        600         600,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
New Haven Connecticut, Gen. Oblig.,
   Ser. A, F.G.I.C.
Aaa           4.25%       2/01/00   $  2,000     $ 2,024,578
   Ser. B, F.G.I.C.
Aaa           3.75        2/01/00      1,500       1,512,186
Norwich Connecticut, Gen. Oblig., B.A.N.
NR            4.50        5/15/99        500         501,517
Plainfield Connecticut, Gen. Oblig., T.A.N.
NR            4.00        5/05/99      2,600       2,601,792
Puerto Rico Commwlth., Gov't. Dev. Bank, Ser. 95, T.E.C.P.
A-1+(d)       2.40        3/05/99      4,400       4,400,000
Puerto Rico Elec. Pwr. Auth., Munincipal Securities Trusts
   Recpts.,
   Ser. SGA43, F.R.W.D., M.B.I.A.
A-1+(d)       2.80        3/03/99      2,600       2,600,000
Puerto Rico Hsg. Fin. Corp., Multi-family Mtge. Rev., Port.
A,
   Ser. 90I, M.O.T., A.M.B.A.C.
Aaa           2.80        3/15/99      2,455       2,455,000
Shelton Connecticut, Gen. Oblig., B.A.N.
NR            3.25       12/01/99      1,250       1,253,197
South Windsor Connecticut, Gen. Oblig., M.B.I.A.
Aaa           6.30       11/15/99        500         511,435
Stamford Connecticut, Gen. Oblig.
Aaa           7.00        3/15/99      1,000       1,001,288
Stamford Connecticut, Gen. Oblig.,
   Ser. 80
Aaa           7.50        8/01/99        260         264,730
Stratford Connecticut, Gen. Oblig., A.M.B.A.C.
Aaa           6.00        4/15/99        250         250,880
West Hartford Connecticut, Gen. Oblig., Ser. 98
Aaa           5.60       11/01/99      1,000       1,017,713

-----------
Total Investments--101.6%
(amortized cost $96,416,875(e))
96,416,875
Liabilities in excess of other assets--(1.6)%
(1,534,962)

-----------
Net Assets--100%
$94,881,913

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Association.
    M.O.T.--Monthly Optional Tender.
    T.A.N.--Tax Anticipation Notes.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(d) Standard & Poor's rating.
(e) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                       PRUDENTIAL MUNICIPAL
SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                            CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at amortized cost which approximates market
value............................................      $
96,416,875
Cash........................................................
 ..............................................
20,585
Interest
receivable..................................................
 .....................................              598,463
Receivable for Series shares
sold........................................................
 .................              541,607
Other
assets......................................................
 ........................................
1,229

-----------------
   Total
assets......................................................
 .....................................           97,578,759

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ....................            2,554,732
Accrued
expenses....................................................
 ......................................               78,359
Management fee
payable.....................................................
 ...............................               37,606
Dividends
payable.....................................................
 ....................................               17,332
Deferred trustee's
fees........................................................
 ...........................                4,473
Distribution fee
payable.....................................................
 .............................                4,344

-----------------
   Total
liabilities.................................................
 .....................................            2,696,846

-----------------
Net
Assets......................................................
 ..........................................      $
94,881,913

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value.......................................................
$       948,819
   Paid-in capital in excess of
par.........................................................
 ..............           93,933,094

-----------------
Net assets, February 28,
1999........................................................
 .....................      $    94,881,913

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($94,881,913 / 94,881,913 shares of
   beneficial interest issued and outstanding; unlimited
number of shares authorized).....................
$1.00

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
CONNECTICUT MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest earned.........................      $ 1,397,756
                                              --------------
---
Expenses
   Management fee..........................          222,171
   Distribution fee........................           55,543
   Custodian's fees and expenses...........           29,000
   Registration fees.......................           23,000
   Transfer agent's fees and expenses......           16,500
   Reports to shareholders.................           16,000
   Legal fees and expenses.................            4,700
   Audit fee and expenses..................            4,000
   Trustees' fees and expenses.............            2,900
   Miscellaneous...........................            1,065
                                              --------------
---
      Total expenses.......................          374,879
   Less: Custodian fee credit (Note 1).....
(16,851)
                                              --------------
---
      Net expenses.........................          358,028
                                              --------------
---
Net investment income......................        1,039,728
Realized Gain on Investments
Net realized gain on investment
   transactions............................            5,471
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 1,045,199
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
CONNECTICUT MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended         Year
Ended
Increase (Decrease)               February 28,      August
31,
in Net Assets                         1999             1998
Operations
   Net investment income........  $   1,039,728    $
2,268,083
   Net realized gain on
      investment transactions...          5,471
1,460
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations................      1,045,199
2,269,543
                                  -------------    ---------
----
Dividends and distributions
   (Note 1).....................     (1,045,199)
(2,269,543)
                                  -------------    ---------
----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold......................    183,313,368
389,111,500
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............      1,032,257
2,204,564
   Cost of shares reacquired....   (184,581,160)
(372,125,422)
                                  -------------    ---------
----
   Net increase (decrease) in
      net assets from Series
      share transactions........       (235,535)
19,190,642
                                  -------------    ---------
----
Total increase (decrease).......       (235,535)
19,190,642
Net Assets
Beginning of period.............     95,117,448
75,926,806
                                  -------------    ---------
----
End of period...................  $  94,881,913    $
95,117,448
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of 11 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Connecticut Money Market Series (the
'Series') commenced
investment operations on August 5, 1991. The Series is
nondiversified and seeks
to provide the highest level of income that is exempt from
Connecticut state,
local and federal income taxes with the minimum of risk by
investing in
'investment grade' tax-exempt securities having a maturity
of thirteen months or
less and whose ratings are within the two highest ratings
categories by a
nationally recognized statistical rating organization, or if not rated, are of
comparable quality. The ability of the issuers of the
securities held by the
Series to meet their obligations may be affected by economic developments in a
specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly. Income distributions
and capital gain
distributions are determined in accordance with income tax
regulations which may
differ from generally accepted accounting principles. Custody Fee Credits: The Series has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Fund. The Fund
compensates PIMS for distributing and servicing the Fund's
shares pursuant to
the plan of distribution regardless of expenses actually
incurred by them. The
Series reimburses PIMS for distributing and servicing the
Series' shares
pursuant to the plan of distribution at an annual rate of
 .125 of 1% of the
Series' average daily net assets. The distribution fee is
accrued daily and
payable monthly.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $14,000 for
the services of
PMFS. As of February 28, 1999, approximately $1,900 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations also
include certain out-of-pocket expenses paid to
nonaffiliates.
------------------------------------------------------------
--------------------

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         CONNECTICUT MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six months

Ended                    Year Ended August 31,

February 28,     -------------------------------------------

1999          1998        1997        1996        1995

------       -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $   1.00       $  1.00
$  1.00     $  1.00     $  1.00
Net investment income and realized
gains.....................           .01           .03
 .03(a)      .03(a)      .03(a)
Dividends and
distributions..................................
(.01)         (.03)       (.03)       (.03)       (.03)

------       -------     -------     -------     -------
Net asset value, end of
period...............................      $   1.00       $
1.00     $  1.00     $  1.00     $  1.00

------       -------     -------     -------     -------

------       -------     -------     -------     -------
TOTAL
RETURN(b):.............................................
1.18%         2.72%       3.10%       3.17%       3.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $ 94,882
$95,117     $75,927     $77,683     $62,867
Average net assets
(000).....................................      $ 89,605
$84,800     $77,500     $74,576     $57,103
Ratios to average net assets:
  Expenses, including distribution
fee.......................           .84%(c)       .86%
 .46%(a)     .47%(a)     .58%(a)
  Expenses, excluding distribution
fee.......................           .72%(c)       .74%
 .34%(a)     .35%(a)     .46%(a)
  Net investment
income......................................
2.34%(c)      2.68%       3.06%(a)    3.12%(a)    3.17%(a)

1994

-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  1.00
Net investment income and realized
gains.....................      .02(a)
Dividends and
distributions..................................     (.02)

-------
Net asset value, end of
period...............................  $  1.00

-------

-------
TOTAL
RETURN(b):.............................................
2.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $54,302
Average net assets
(000).....................................  $60,594
Ratios to average net assets:
  Expenses, including distribution
fee.......................      .54%(a)
  Expenses, excluding distribution
fee.......................      .42%(a)
  Net investment
income......................................     1.99%(a)

---------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of dividends and
distributions. Total
    returns for periods of less than a full year are not
annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1999
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                 BULK RATE
Gateway Center Three                   U.S. POSTAGE
100 Mulberry Street                       PAID
Newark, NJ  07102-4077                 Permit 6807
(800) 225-1852                         New York, NY

74435M648   MF154E2




(ICON)

Prudential
Municipal
Series Fund
-----------------
Florida Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
Florida Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained as investors fleeing a global financial crisis purchased the securities. As the financial chaos subsided and investors sold Treasuries, tax-exempt bonds also erased some of their early price increases. Nevertheless, your Prudential Municipal
Series Fund--Florida Series' Class A shares provided a return that slightly exceeded the average fund tracked by Lipper, Inc.
Taking profits on some of our lower-rated bonds helped boost the Series' returns.

Cumulative Total Returns1                            As of
2/28/99
                  Six     One         Five             Since
                 Months   Year        Years
Inception2
Class A           1.86%   5.21%   34.25% (31.86)    84.33%
(76.39)
Class B           1.68    4.82         N/A          34.82
(32.93)
Class C           1.55    4.55    29.91  (27.60)    34.24
(30.98)
Class Z           1.93    5.24         N/A          15.49
(15.27)
Lipper FL Muni
Debt Fd. Avg.3    1.78    5.08        32.70              ***

Average AnnualTotal Returns1                          As of
3/31/99
             One        Five           Since
             Year       Years        Inception2
Class A      1.75%   6.44% (6.07)    7.27% (6.69)
Class B     -0.49        N/A         6.39  (6.07)
Class C      2.21    6.18  (5.81)    5.09  (4.63)
Class Z      4.94        N/A         6.33  (6.25)

Distributions & Yields                                 As of
2/28/99
                                            Taxable
Equivalent Yield4
          Total Distributions    30-Day         At Tax Rates
Of
            Paid for Six Mos.   SEC Yield     36%
39.6%
Class A          $0.25            3.83%       5.98%
6.34%
Class B          $0.23            3.70        5.78
6.13
Class C          $0.22            3.41        5.33
5.65
Class Z          $0.26            4.20        6.56
6.95

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before
November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 12/28/90; Class B, 8/1/94; Class
C, 7/26/93; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Florida
Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 79.52% for Class A;
35.66% for Class B; 36.59% for Class C; and 14.65% for Class
Z based on all funds in each share class.

How Investments Compared.
   (As of 2/28/99)
      (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Scott Diamond, Fund Manager                     (PHOTO)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from federal income taxes, consistent with the preservation of capital, and to invest in securities which will enable its shares to be exempt from the Florida intangibles tax. Certain shareholders may be subject to the alternative minimum tax (AMT), however. There can be no assurance the Series will achieve its investment objective.

Key Municipal Bond Index Tumbles.

Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October.
This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.

Strategy Session.
An Expected Fall in
Interest Rates.

We expected long-term interest rates to fall throughout the reporting period because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread from Asia to Russia and Latin America in mid-summer. The overseas turmoil was expected to slow
U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the United States. Therefore, we aimed to keep the Series' duration longer than its peer group. Duration is a measure of sensitivity to interest rate changes. A longer duration would generally enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal prices continued to climb.

In order to sustain a longer duration, we increased the Series' holdings in noncallable municipal bonds. Noncallable bonds tend to perform well when debt markets rally because the bonds can appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds, which typically trade at a deep discount to their maturity value. Their prices have plenty of room to rise when interest rates fall.

   Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/99.
      (PIE CHART)

What Went Well.

Making the Right Calls.
The Series' performance was helped when one of its holdings, bonds of the city of Mirimar, Florida, was prerefunded. Bonds that are prerefunded become backed by direct obligations of the U.S. government, which significantly improves their credit quality. The price and value of these bonds were greatly increased as a result of being prerefunded and, therefore, increased the returns of the Series.

We made a decision to sell one of the Series' top three holdings during the last six-month period-- Escambia
County Pollution Control Revenue for Champion International, a BBB-rated paper company. We did this at a time when commodity prices, specifically paper commodity prices, appeared to be headed drastically lower. We decided to take profits on this credit and protect the value of the Series.

And Not So Well.

Too Many Zeroes.
Our zero coupon bond holdings, which helped us at the beginning of the reporting period, hurt us toward the end of the period. When interest rates fell dramatically last fall, prices of zero coupon bonds rose sharply since they trade at deep discounts to their maturity value. However, rates steadily began to rise as the reporting period progressed and our zero coupon bonds fell in price and gave back most of the gains they earned earlier.

Five Largest Issuers.
4.6%   Puerto Rico Electric
       Power Authority
4.4%   Lakeland Electric &
       Water
3.7%   Puerto Rico
       Commonwealth
3.7%   Dade County
       Prof. Sports Facs.
3.2%   Brevard County School
       Board Ctfs. of Part.

Expressed as a percentage of net assets as of 2/28/99.


Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience. However, we do not think the rally in tax-exempt bonds is over. We believe U.S. economic growth will continue to slow from the torrid pace of late 1998. Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

       Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/99.
          (PIE CHART)

A Message to Our Shareholders                     April 19,
1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These
stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis.
Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.

What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify.
We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.4%
------------------------------------------------------------
------------------------------------------------------------
------
Alachua Cnty. Ind. Dev. Auth. Rev., H.B. Fuller Co. Proj.,
   A.M.T.
Aaa            7.75%      11/01/16    $  3,000       $
3,118,380
Arbor Greene Cmty. Dev. Dist.,
   Florida Assmt. Rev.
NR             5.75        5/01/06         690
693,961
   Florida Assmt. Rev.
NR             6.30        5/01/19         350
354,581
Bayside Impvt. Cmty. Dev. Dist., Florida Cap. Impvt. Rev.,
   Ser. A
NR             6.30        5/01/18       1,000
1,007,870
Boca Raton Cmty. Redev. Agcy. Tax Increment Rev., Cap.
   Apprec.
   Ref., Mizner Park Proj., F.S.A.
Aaa            Zero        3/01/16       2,500
1,075,450
Brevard Cnty. Edl. Facs. Auth. Rev. Ref., Florida Inst. of
   Tech.
BBB(b)         6.875      11/01/22       1,500
1,605,255
Brevard Cnty. Sch. Brd. Ctfs. of Part., Ser. A, A.M.B.A.C.
Aaa            6.50        7/01/12       3,500(d)
3,879,295
Broward Cnty. Arpt. Sys. Rev., Passenger Fac., Conv.,
   A.M.B.A.C.
Aaa            5.25       10/01/15       1,000
1,025,290
Broward Cnty. Edl. Facs. Auth. Rev., Nova Univ. Dorm.
   Proj., Ser. A
NR             7.50        4/01/17       1,500(d)
1,647,495
Broward Cnty. Hlth. Facs. Auth., North Beach Hosp.,
   M.B.I.A.
Aaa            6.75        8/15/06       1,000
1,091,840
Broward Cnty. Hsg. Fin. Auth., Multi. Fam. Hsg. Rev.,
   Cross Keys Apts. Proj., Ser. A
NR             5.75       10/01/28       1,300
1,344,434
Broward Cnty. Prof. Sports Facs. Rev., Civic Arena Proj.,
   Ser. A
Aaa            5.625       9/01/28       2,185
2,297,287
Clay Cnty. Hsg. Fin. Auth. Rev., Sngl. Fam. Mtge.,
   Ser. A, A.M.T., G.N.M.A.
Aa1            7.45        9/01/23         375
393,503
Cocoa Wtr. & Swr. Rev. Ref., F.G.I.C.
Aaa            5.25       10/01/17       1,230
1,289,778
Dade Cnty. Aviation Dept. Rev.,
   Ser. B, A.M.T., M.B.I.A.
Aaa            6.00       10/01/24       1,500
1,623,510
   Ser. E, A.M.B.A.C.
Aaa            5.50       10/01/10       1,000
1,082,750
Dade Cnty. Edl. Facs. Auth. Rev. Ref., Univ. Miami, Ser. A,
   M.B.I.A.
Aaa            5.625       4/01/06       2,015
2,211,583
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami
   Proj.,
   Ser. A, E.T.M., M.B.I.A.
Aaa            6.75        5/01/08         500
570,885
Dade Cnty. Hsg. Fin. Auth. Rev.,
   Multi. Fam. Mtge., Golden Lakes Apts. Proj., Ser. A,
      A.M.T.
NR             6.05       11/01/39       1,000
1,048,010
   Sngl. Fam. Mtge., Ser. B, A.M.T., G.N.M.A
Aaa            7.25        9/01/23         330
345,685
   Sngl. Fam. Mtge., Ser. C, A.M.T., G.N.M.A.
Aaa            7.75        9/01/22         625
652,119
Dade Cnty. Prof. Sports Franchise Facs. Tax Rev., E.T.M.,
   M.B.I.A.
Aaa            5.25       10/01/30       4,200
4,382,826
Duval Cnty. Hsg. Fin. Auth. Rev., Sngl. Fam. Mtge., A.M.T.,
   G.N.M.A.
AAA(b)         8.375      12/01/14         265
290,925
Escambia Cnty. Hlth. Fac. Rev., Baptist Hosp. & Baptist
   Manor
A3             5.125      10/01/19       2,000
1,951,440

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Florida Hsg. Fin. Corp. Rev.,
   Cypress Trace Apts., Ser. G, A.M.T.
NR             6.60%       7/01/38    $  1,220       $
1,232,481
   Westchase Apts., Ser. B, A.M.T.
NR             6.61        7/01/38       1,510
1,525,432
Florida St. Mun. Pwr. Agcy. Ref., Stanton II Proj.,
   A.M.B.A.C.
Aaa            4.50       10/01/27       2,000
1,825,960
Greater Orlando Aviation Rev. Auth. Facs., Orlando Arpt.,
   A.M.T., F.G.I.C.
Aaa            5.25       10/01/23       2,000
2,016,080
Hialeah Hsg. Auth. Rev., F.H.A., G.N.M.A.
AAA(b)         5.80        6/20/33       2,000
2,118,900
Hillsborough Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev.,
   Tampa Elec. Proj., Ser. 92
Aa3            8.00        5/01/22       1,750
1,998,132
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park
   Issue 2, Ser. 7
Aa2           Zero        10/01/10       3,000
1,780,410
Jacksonville Hlth. Facs. Auth. Hosp. Rev.,
   Nat'l. Ben. Assoc.
Baa1           7.00       12/01/22       1,825
1,979,267
   St. Lukes Hosp. Assoc. Proj.
AA+(b)         7.125      11/15/20       1,000
1,089,500
Jacksonville Swr. & Sld. Wste. Disp. Facs. Rev.,
   Anheuser Busch Proj., A.M.T.
A1             5.875       2/01/36       1,000
1,063,850
Jacksonville Wtr. & Swr. Dev. Rev.,
   Suburban Utils., A.M.T.
A3             6.75        6/01/22       1,000
1,084,480
   United Wtr. Proj., A.M.T., A.M.B.A.C.
Aaa            6.35        8/01/25       1,500
1,689,405
Lake Cnty. Res. Rec. Ind. Dev. Rev., NRG Recov. Grp., Ser.
   A, A.M.T.
Baa2           5.95       10/01/13       1,035
1,066,754
Lakeland Elec. & Wtr. Rev.
A1             5.625      10/01/36       5,000
5,274,650
Leon Cnty. Hsg. Fin. Auth. Rev., Sngl. Fam. Mtge.,
   Ser. A, A.M.T., G.N.M.A.
Aaa            7.30        4/01/21         300
314,004
Martin Cnty. Ind. Dev. Auth. Rev., Indiantown Cogen. Proj.,
   Ser. A, A.M.T.
Baa3           7.875      12/15/25       1,200
1,369,884
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mt. Sinai Med.
   Cntr.
BBB(b)         5.375      11/15/28       1,000
977,420
Miami Parking Facs. Rev. Ref., M.B.I.A.
Aaa            5.25       10/01/15         400
423,716
Miami Spec. Oblig.,
   Admn. Bldg. Acquis. Proj., F.G.I.C.
Aaa            6.00        2/01/16       1,500
1,652,220
   Admn. Bldg. Acquis. Proj., F.G.I.C.
Aaa            6.00        2/01/25         500
548,085
Miami-Dade Cnty. Prof. Sports Fac. Tax Cap. Apprec. Ref.,
   M.B.I.A.
Aaa           Zero        10/01/16       2,650
1,107,488
Mirimar Wste. Wtr. Impvt. Assmt. Rev., F.G.I.C.
Aaa            6.75       10/01/16       1,590 (d)
1,838,167
Mount Dora Wtr. & Swr. Rev., F.S.A.
Aaa            5.00       10/01/18       1,350
1,353,240
Northern Palm Beach Cnty. Impt. Ref., Wtr. Ctl. & Impt.
NR             6.00        8/01/10       1,280
1,319,462
Okaloosa Cnty. Cap. Impvt. Rev., M.B.I.A.
Aaa           Zero        12/01/06         450
326,381
Orange Cnty. Hsg. Fin. Auth. Mtge. Rev., Ser. A, A.M.T.,
   G.N.M.A.
AAA(b)         7.375       9/01/24         420
444,289

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Orange Cnty. Hsg. Fin. Auth. Rev.,
   Multi. Fam. Ashley Point Apts., Ser. A, A.M.T.
BBB+(b)        6.85%      10/01/16    $  1,200       $
1,242,576
   Multi. Fam. Ashley Point Apts., Ser. A, A.M.T.
BBB+(b)        7.10       10/01/24         855
885,199
Orlando Util. Comm., Wtr. & Elec. Rev., Ser. D
Aa2            6.75       10/01/17       2,200
2,675,200
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
   Abbey Delray South Proj.
BBB(b)         5.50       10/01/11         750
768,180
   Good Samaritan Hlth. Sys.
Aaa            6.30       10/01/22       1,000 (d)
1,111,890
Palm Beach Cnty. Hsg. Fin. Multi. Fam. Auth. Rev.,
   Windsor Pk. Apts., A.M.T.
NR             5.80       12/01/28         680
711,436
Palm Beach Cnty. Sld. Wste. Auth. Rev. Ref., Cap. Apprec.
   Bds.,
   Ser. A, A.M.B.A.C.
Aaa           Zero        10/01/12       4,000
2,109,920
Palm Beach Cnty., Gen. Oblig.
Aa2            5.50       12/01/14       2,000
2,178,920
Pensacola Hlth. Facs. Auth., Daughters of Charity, M.B.I.A.
Aaa            5.25        1/01/11       1,600
1,668,512
Polk Cnty. Ind. Dev. Auth., Sld. Wste. Disp. Fac. Rev.,
   Tampa Elec. Co. Proj., A.M.T.
Aa2            5.85       12/01/30       1,500
1,603,395
Puerto Rico Comnwlth.,
   Cap. Apprec. Ref. Pub. Impvt., Gen. Oblig.
Baa1          Zero         7/01/17       5,300
2,122,650
   Gen. Oblig.
Baa1          Zero         7/01/15       2,235
1,003,314
   Gen. Oblig.
Baa1          Zero         7/01/16       2,500
1,065,000
   Gen. Oblig.
Aaa            6.45        7/01/17       1,400 (d)
1,598,016
   Gen. Oblig.
Aaa            6.50        7/01/23         650 (d)
743,496
Puerto Rico Elec. Pwr. Auth. Rev., Ser. R
Baa1           6.25        7/01/17       5,000 (d)
5,483,900
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd., Govt. Facs., Ser.
   B
Baa1           5.25        7/01/21       1,915
1,922,449
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa            7.574(c)    1/16/15       2,250
2,430,000
St. Petersburg Hlth. Facs. Auth. Rev., Allegheny Hlth.
   Proj., M.B.I.A.
Aaa            7.00       12/01/15       1,000 (d)
1,110,950
Sunrise Pub. Facs. Rev. Cap. Apprec., Ser. B, M.B.I.A.
Aaa           Zero        10/01/20       1,120
374,282
Sunrise Util. Sys. Rev. Ref., A.M.B.A.C.
Aaa            5.50       10/01/18       2,000
2,160,500
Tampa Gtd. Entitlement Rev., A.M.B.A.C.
Aaa            7.05       10/01/07       2,000
2,205,460
Tampa Sports Auth. Rev., Tampa Bay Arena Proj., M.B.I.A.
Aaa            5.75       10/01/20       1,000
1,111,010
Tampa Util. Tax, Cap. Apprec. Impvt., A.M.B.A.C.
AAA(b)        Zero        10/01/13       3,295
1,644,040
Virgin Islands Pub. Fin. Auth. Rev., Ser. E
NR             6.00       10/01/22       1,000
1,038,910
Volusia Cnty. Edl. Fac. Auth. Rev., Embry Riddle Univ.
AAA(b)         6.625      10/15/22       1,000
1,102,040
Volusia Cnty. Hlth. Facs. Auth. Rev., Mem. Hlth. Sys. Proj.
BBB+(b)        8.25        6/01/20       2,000 (d)
2,158,920

------------
Total long-term investments (cost $109,429,733)
116,633,974

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           FLORIDA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--1.2%
Florida St. Brd. Ed. Cap. Secs. Trust Rcpts., Ser. 67
A1+(b)         3.25%       3/01/99    $    900       $
900,000
Martin Cnty. Poll. Ctrl. Rev., Florida Pwr. & Lt. Proj.,
   Ser. 94
VMIG1          3.20        3/01/99         100
100,000
St. Lucie Cnty. Poll. Ctrl. Rev. Ref., Florida Pwr. & Lt.
   Co. Proj., Ser. 95
VMIG1          3.15        3/01/99         400
400,000

------------
Total short-term investments (cost $1,400,000)
1,400,000

------------
Total Investments--98.6%
(cost $110,829,733; Note 4)
118,033,974
Other assets in excess of liabilities--1.4%
1,650,366

------------
Net Assets--100%
$119,684,340

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed to Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at period-end.
(d) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
    obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                               FLORIDA SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$110,829,733)...............................................
 .................      $   118,033,974
Cash........................................................
 .............................................
78,074
Interest
receivable..................................................
 ....................................            1,818,936
Receivable for investment
sold........................................................
 ...................               60,314
Receivable for Series shares
sold........................................................
 ................               30,805
Other
assets......................................................
 .......................................                2,046

-----------------
   Total
assets......................................................
 ....................................          120,024,149

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              151,385
Accrued
expenses....................................................
 .....................................               58,361
Dividends
payable.....................................................
 ...................................               48,739
Management fee
payable.....................................................
 ..............................               46,061
Distribution fee
payable.....................................................
 ............................               30,790
Deferred trustees'
fees........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................              339,809

-----------------
Net
Assets......................................................
 .........................................      $
119,684,340

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $       112,087
   Paid-in capital in excess of
par.........................................................
 .............          112,330,793

-----------------

112,442,880
   Accumulated net realized gain on
investments.................................................
 .........               37,219
   Net unrealized appreciation on
investments.................................................
 ...........            7,204,241

-----------------
Net assets, February 28,
1999........................................................
 ....................      $   119,684,340

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($85,737,846 / 8,029,682 shares of beneficial interest
issued and outstanding).....................
$10.68
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .33

-----------------
   Maximum offering price to
public......................................................
 ................               $11.01

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($25,883,691 / 2,423,945 shares of beneficial interest
issued and outstanding).....................
$10.68

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($7,626,681 / 714,213 shares of beneficial interest
issued and outstanding)........................
$10.68
   Maximum sales charge (1% of offering
price)......................................................
 .....                  .11

-----------------
   Maximum offering price to
public......................................................
 ................               $10.79

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($436,122 / 40,867 shares of beneficial interest
issued and outstanding)...........................
$10.67

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
FLORIDA SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest................................      $ 3,308,889
                                              --------------
---
Expenses
   Management fee..........................          296,058
   Distribution fee--Class A...............           64,471
   Distribution fee--Class B...............           59,716
   Distribution fee--Class C...............           28,152
   Custodian's fees and expenses...........           41,000
   Registration fees.......................           23,000
   Transfer agent's fees and expenses......           22,000
   Reports to shareholders.................           20,000
   Audit fees and expenses.................            5,000
   Legal fees and expenses.................            5,000
   Miscellaneous...........................            2,877
   Trustees' fees..........................            2,000
                                              --------------
---
      Total expenses.......................          569,274
   Less: Custodian fee credit..............
(2,076)
                                              --------------
---
      Net expenses.........................          567,198
                                              --------------
---
Net investment income......................        2,741,691
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................          614,319
   Financial futures transactions..........
(28,900)
                                              --------------
---
                                                     585,419
Net change in unrealized depreciation on:
   Investments.............................
(1,219,021)
                                              --------------
---
Net loss on investments....................
(633,602)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 2,108,089
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
FLORIDA SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended           Year
Ended
Increase (Decrease)               February 28,        August
31,
in Net Assets                         1999
1998
Operations
   Net investment income......    $   2,741,691      $
5,703,424
   Net realized gain on
      investment
      transactions............          585,419
1,015,244
   Net change in unrealized
      appreciation
      (depreciation) of
      investments.............       (1,219,021)
2,637,763
                                -----------------    -------
-----
   Net increase in net assets
      resulting from
      operations..............        2,108,089
9,356,431
                                -----------------    -------
-----
   Dividends and Distributions (Note 1):
   Dividends from net
      investment income
      Class A.................       (2,050,670)
(4,423,732)
      Class B.................         (525,118)
(950,402)
      Class C.................         (155,320)
(310,707)
      Class Z.................          (10,583)
(18,583)
                                -----------------    -------
-----
                                     (2,741,691)
(5,703,424)
                                -----------------    -------
-----
   Distributions in excess of
      net investment income
      Class A.................           (8,316)          --
      Class B.................           (2,283)          --
      Class C.................             (710)          --
      Class Z.................              (45)          --
                                -----------------    -------
-----
                                        (11,354)          --
                                -----------------    -------
-----
   Distributions from net realized gains
      Class A.................           (8,316)          --
      Class B.................           (2,282)          --
      Class C.................             (711)          --
      Class Z.................              (46)          --
                                -----------------    -------
-----
                                        (11,355)          --
                                -----------------    -------
-----
Series share transactions (net
   of share conversions) (Note

   5):
   Net proceeds from shares
      sold....................        9,744,458
12,853,726
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions...........        1,222,302
2,414,093
   Cost of shares
      reacquired..............       (9,328,703)
(19,046,916)
                                -----------------    -------
-----
   Net increase (decrease) in
      net assets from Series
      share transactions......        1,638,057
(3,779,097)
                                -----------------    -------
-----
Total increase (decrease).....          981,746
(126,090)
Net Assets
Beginning of period...........      118,702,594
118,828,684
                                -----------------    -------
-----
End of period.................    $ 119,684,340
$118,702,594
                                -----------------    -------
-----
                                -----------------    -------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              FLORIDA SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund, (the 'Fund') is registered under the
Investment Company Act of 1940, as an open-end investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of 11
series. The monies of each series are invested in separate,
independently
managed portfolios. The Florida Series (the 'Series')
commenced investment
operations on December 28, 1990. The Series is
nondiversified and seeks to
achieve its investment objective of providing the maximum
amount of income that
is exempt from federal income taxes with the minimum of
risk, and investing in
securities which will enable its shares to be exempt from
the Florida
intangibles tax by investing in 'investment grade' tax-
exempt securities whose
ratings are within the four highest ratings categories by a
nationally
recognized statistical rating organization or, if not rated, are of comparable
quality. The ability of the issuers of the securities held
by the Series to meet
their obligations may be affected by economic developments
in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities, or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount on portfolio securities as adjustments to interest
income. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to decrease
accumulated realized gains and
increase undistributed net investment income by $11,354. The current year effect
of applying the Statement of position was due to the sale of securities
purchased with market discount. Net investment income, net
realized gains and
net assets were not affected by this change.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
meet the requirements of the Internal Revenue Code
applicable to regulated
investment companies and to distribute all of its net income to shareholders.
For this reason no federal income tax provision is required. Dividends and Distributions: The Series declares daily dividends from net investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
------------------------------------------------------------
--------------------
                                       9

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                FLORIDA SERIES
------------------------------------------------------------
--------------------
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'). PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers and
employees of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, B and C
Plans') regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
for Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and .75 of 1% of the average daily net assets of the Class
A, B and C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the period September 1, 1998 through December 31, 1998.
Effective January 1,
1999 such expenses under the Plans were .25 of 1%, .50 of 1%
and .75 of 1% of
the average daily net assets of the Class A, B and C shares, respectively.
PIMS has advised the Series that they have received
approximately $25,100 and
$700 in front-end sales charges resulting from sales of
Class A shares and Class
C shares, respectively, during the six months ended February
28, 1999. From
these fees, PIMS paid such sales charges to affiliated
broker-dealers, which in
turn paid commissions to salespersons and incurred other
distribution costs.
PIMS has advised the Series that for the six months ended
February 28, 1999,
they received approximately $6,600 and $5,000 in contingent
deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PIFM, PIMS and PIC are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series has not borrowed any amounts pursuant to the
Agreement during the six
months ended February 28, 1999. The Funds pay a commitment
fee at an annual rate
of .055 of 1% on the unused portion of the credit facility.
The commitment fee
is accrued and paid quarterly on a pro rata basis by the
Funds. The Agreement
expired on February 28, 1999 and has been extended through
March 12, 1999 under
the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $13,700 for
the services of
PMFS. As of February 28, 1999, approximately $2,300 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1999 were
$10,858,589 and
$10,378,480, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1999 was substantially the same as for financial reporting
purposes and
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $7,204,241 (gross unrealized appreciation--
$7,335,171 gross
unrealized depreciation--$130,930).
------------------------------------------------------------
--------------------
                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              FLORIDA SERIES
------------------------------------------------------------
--------------------
The Series has a capital loss carryforward as of August 31,
1998 of
approximately $536,600 of which $404,000 expires in 2003 and
$132,600 expires in
2005. Accordingly, no capital gains distribution is expected to be paid until
net gains have been realized in excess of the carryforward.
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares, which prior to August 1, 1994 were known as D shares, were sold with a contingent deferred sales charge of 1% during the first year. Effective November
2, 1998, Class C shares are sold with a front-end sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Special exchange privileges are also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended February 28, 1999 and the fiscal year ended
August 31, 1998 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1999:
Shares sold.........................     390,605    $
4,183,506
Shares issued in reinvestment of
  dividends.........................      85,225
912,849
Shares reacquired...................    (692,752)
(7,428,028)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (216,922)
(2,331,673)
Shares issued upon conversion from
  Class B...........................      46,378
498,187
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (170,544)   $
(1,833,486)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     496,650    $
5,262,990
Shares issued in reinvestment of
  dividends.........................     175,293
1,856,501
Shares reacquired...................  (1,398,423)
(14,801,047)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (726,480)
(7,681,556)
Shares issued upon conversion from
  Class B...........................      34,627
367,509
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (691,853)   $
(7,314,047)
                                      ----------    --------
----
                                      ----------    --------
----
Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1999:
Shares sold.........................     457,125    $
4,902,742
Shares issued in reinvestment of
  dividends ........................      20,411
218,638
Shares reacquired...................    (126,402)
(1,356,008)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................     351,134
3,765,372
Shares reacquired upon conversion
  into Class A......................     (46,378)
(498,187)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     304,756    $
3,267,185
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     603,377    $
6,389,159
Shares issued in reinvestment of
  dividends ........................      35,597
377,106
Shares reacquired...................    (292,610)
(3,103,941)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................     346,364
3,662,324
Shares reacquired upon conversion
  into Class A......................     (34,615)
(367,509)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................     311,749    $
3,294,815
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................      19,292    $
207,648
Shares issued in reinvestment of
  dividends.........................       7,625
81,680
Shares reacquired...................     (13,028)
(140,189)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      13,889    $
149,139
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      49,878    $
532,045
Shares issued in reinvestment of
  dividends.........................      15,365
162,725
Shares reacquired...................     (69,449)
(731,828)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................      (4,206)   $
(37,058)
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................      42,053    $
450,562
Shares issued in reinvestment of
  dividends.........................         853
9,135
Shares reacquired...................     (37,684)
(404,478)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       5,222    $
55,219
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      63,422    $
669,532
Shares issued in reinvestment of
  dividends.........................       1,673
17,761
Shares reacquired...................     (38,487)
(410,100)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      26,608    $
277,193
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       11

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          FLORIDA SERIES
------------------------------------------------------------
--------------------

Class A
                                           -----------------
----------------------------------------------------------
                                            Six Months
                                              Ended
Year Ended August 31,
                                           February 28,
----------------------------------------------------------
                                               1999
1998        1997         1996         1995         1994
                                               ------
-------     -------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...      $  10.74
$ 10.41     $ 10.11     $  10.06     $   9.91     $  10.87
                                               ------
-------     -------     --------     --------     --------
Income from investment operations
Net investment income..................           .25
 .52         .54(a)       .57(a)       .59(a)       .59(a)
Net realized and unrealized gain (loss)
   on investment transactions..........          (.06)
 .33         .31          .05          .15         (.76)
                                               ------
-------     -------     --------     --------     --------
   Total from investment operations....           .19
 .85         .85          .62          .74         (.17)
                                               ------
-------     -------     --------     --------     --------
Less distributions
Dividends from net investment income...          (.25)
(.52)       (.54)        (.57)        (.59)        (.59)
Distributions in excess of net
   investment income...................            --(d)
--        (.01)          --           --           --
Distributions from net realized
   gains...............................            --
--          --           --           --         (.20)
                                               ------
-------     -------     --------     --------     --------
   Total distributions.................          (.25)
(.52)       (.55)        (.57)        (.59)        (.79)
                                               ------
-------     -------     --------     --------     --------
Net asset value, end of period.........      $  10.68
$ 10.74     $ 10.41     $  10.11     $  10.06     $   9.91
                                               ------
-------     -------     --------     --------     --------
                                               ------
-------     -------     --------     --------     --------
TOTAL RETURN(b):.......................          1.86%
8.34%       8.65%        6.20%        7.85%       (1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........       $85,738
$88,045     $92,579     $101,999     $120,963     $134,849
Average net assets (000)...............       $87,314
$90,437     $97,700     $112,266     $124,259     $146,489
Ratios to average net assets:
   Expenses, including distribution
      fees.............................           .85%(c)
 .80%        .57%(a)      .37%(a)      .24%(a)      .20%(a)
   Expenses, excluding distribution
      fees.............................           .70%(c)
 .70%        .47%(a)      .27%(a)      .17%(a)      .20%(a)
   Net investment income...............          4.74%(c)
4.89%       5.32%(a)     5.56%(a)     6.04%(a)     5.67%(a)
For Class A, B and C shares:
   Portfolio turnover rate.............             9%
35%         22%          68%          65%          75%

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         FLORIDA SERIES
------------------------------------------------------------
--------------------

Class B
                                           -----------------
---------------------------------------------------------

August 1,
                                            Six Months
1994(c)
                                              Ended
Year Ended August 31,                 through
                                           February 28,
------------------------------------------     August 31,
                                               1999
1998        1997        1996        1995         1994
                                           ------------
-------     -------     -------     ------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...      $  10.74
$ 10.41     $ 10.11     $ 10.06     $ 9.91       $ 9.95
                                               ------
-------     -------     -------     ------        -----
Income from investment operations
Net investment income..................           .23
 .48         .50(a)      .53(a)     .55(a)       .04(a)
Net realized and unrealized gain (loss)
   on investment transactions..........          (.06)
 .33         .31         .05        .15         (.04)
                                               ------
-------     -------     -------     ------        -----
   Total from investment operations....           .17
 .81         .81         .58        .70           --
                                               ------
-------     -------     -------     ------        -----
Less distributions
Dividends from net investment income...          (.23)
(.48)       (.50)       (.53)      (.55)        (.04)
Distributions in excess of net
   investment income...................            --(e)
--        (.01)         --         --           --
                                               ------
-------     -------     -------     ------        -----
   Total distributions.................          (.23)
(.48)       (.51)       (.53)      (.55)        (.04)
                                               ------
-------     -------     -------     ------        -----
Net asset value, end of period.........      $  10.68
$ 10.74     $ 10.41     $ 10.11     $10.06       $ 9.91
                                               ------
-------     -------     -------     ------        -----
                                               ------
-------     -------     -------     ------        -----
TOTAL RETURN(b):.......................          1.68%
7.91%       8.22%       5.79%      7.39%       (0.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........       $25,884
$22,755     $18,820     $14,699     $8,326         $582
Average net assets (000)...............       $24,084
$21,154     $17,565     $12,570     $4,699         $118
Ratios to average net assets:
   Expenses, including distribution
      fees.............................          1.20%(d)

1.20%        .97%(a)     .77%(a)    .67%(a)      .70%(a)(d)
   Expenses, excluding distribution
      fees.............................           .70%(d)
 .70%        .47%(a)     .27%(a)    .17%(a)      .20%(a)(d)
   Net investment income...............          4.40%(d)
4.49%       4.92%(a)    5.16%(a)   5.56%(a)     6.21%(a)(d)

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Commencement of offering of Class B shares.
(d) Annualized.
(e) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           FLORIDA SERIES
------------------------------------------------------------
--------------------

Class C                                      Class Z
                                          ------------------
---------------------------------------------------     ----
--------
                                           Six Months
Six Months
                                             Ended
Year Ended August 31,                        Ended
                                          February 28,     -
---------------------------------------------------
February 28,
                                              1999
1998       1997       1996       1995        1994
1999
                                          ------------     -
-----     ------     ------     -------     -------     ----
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...      $10.74
$10.41     $10.11     $10.06     $  9.91     $ 10.87
$10.73
                                              -----        -
-----     ------     ------     -------     -------
-----
Income from investment operations
Net investment income..................         .22
 .45        .48(a)     .50(a)      .53(a)      .48(a)
 .26
Net realized and unrealized gain (loss)
   on investment transactions..........        (.06)
 .33        .31        .05         .15        (.76)
(.06)
                                              -----        -
-----     ------     ------     -------     -------
-----
   Total from investment operations....         .16
 .78        .79        .55         .68        (.28)
 .20
                                              -----        -
-----     ------     ------     -------     -------
-----
Less distributions
Dividends from net investment income...        (.22)
(.45)      (.48)      (.50)       (.53)       (.48)
(.26)
Distributions in excess of net
   investment income...................          --(e)
--       (.01)        --          --          --
--(e)
Distributions from net realized
   gains...............................          --
--         --         --          --        (.20)
--
                                              -----        -
-----     ------     ------     -------     -------
-----
   Total distributions.................        (.22)
(.45)      (.49)      (.50)       (.53)       (.68)
(.26)
                                              -----        -
-----     ------     ------     -------     -------
-----
Net asset value, end of period.........      $10.68
$10.74     $10.41     $10.11     $ 10.06     $  9.91
$10.67
                                              -----        -
-----     ------     ------     -------     -------
-----
                                              -----        -
-----     ------     ------     -------     -------
-----
TOTAL RETURN(b):.......................        1.55%
7.64%      7.95%      5.52%       7.12%      (2.40)%
1.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........      $7,627
$7,520     $7,336     $7,792      $9,028     $11,185
$436
Average net assets (000)...............      $7,570
$7,325     $7,575     $8,293     $10,265      $9,280
$436
Ratios to average net assets:
   Expenses, including distribution
      fees.............................        1.45%(c)
1.45%      1.22%(a)   1.02%(a)     .92%(a)     .95%(a)
 .70%(c)
   Expenses, excluding distribution
      fees.............................         .70%(c)
 .70%       .47%(a)    .27%(a)     .17%(a)     .20%(a)
 .70%(c)
   Net investment income...............        4.14%(c)
4.24%      4.67%(a)   4.91%(a)    5.35%(a)    4.99%(a)
4.89%(c)

December 6,

1996(d)
                                         Year Ended
through
                                         August 31,
August 31,
                                            1998
1997
                                         ----------     ----
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...    $10.41
$10.36
                                            -----
-----
Income from investment operations
Net investment income..................       .53
 .41(a)
Net realized and unrealized gain (loss)
   on investment transactions..........       .32
 .06
                                            -----
-----
   Total from investment operations....       .85
 .47
                                            -----
-----
Less distributions
Dividends from net investment income...      (.53)
(.41)
Distributions in excess of net
   investment income...................        --
(.01)
Distributions from net realized
   gains...............................        --
--
                                            -----
-----
   Total distributions.................      (.53)
(.42)
                                            -----
-----
Net asset value, end of period.........    $10.73
$10.41
                                            -----
-----
                                            -----
-----
TOTAL RETURN(b):.......................      8.34%
4.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........      $383
$94
Average net assets (000)...............      $373
$36
Ratios to average net assets:
   Expenses, including distribution
      fees.............................       .70%
 .47%(a)(c)
   Expenses, excluding distribution
      fees.............................       .70%
 .47%(a)(c)
   Net investment income...............      4.99%
5.48%(a)(c)

---------------
(a) Net of expense subsidy and fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                BULK RATE
Gateway Center Three                  U.S. POSTAGE
100 Mulberry Street                      PAID
Newark, NJ  07102-4077                 Permit 6807
(800) 225-1852                        New York, NY

74435M507
74435M606   MF148E2
74435M614
74435M424




(ICON)

Prudential
Municipal
Series Fund
------------------------
Massachusetts Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
Massachusetts Series

Performance At A Glance.
During the six months ended February 28, 1999 municipal bonds initially rallied on the coattails of U.S. Treasuries, which appreciated as investors fleeing a global financial crisis sought refuge in federal government securities. As the financial chaos subsided and investors sold Treasuries, tax-exempt bonds also erased some of their early price increases. Nevertheless, your Prudential Municipal Series Fund--Massachusetts Series' Class A and Z shares provided returns that were competitive with the average fund tracked by Lipper, Inc. Taking profits on some of our bonds enhanced the Series' returns.

Cumulative Total Returns1   As of 2/28/99
                    Six Months   One Year    Five Years
Ten Years        Since Inception2
Class A               1.80%       4.97%    33.51% (33.29)
N/A          90.98%  (90.66)
Class B               1.61        4.57     30.69  (30.46)
96.04% (95.71)    189.34 (183.41)
Class C               1.49        4.32           N/A
N/A           31.19  (30.96)
Class Z               1.87        5.09           N/A
N/A               15.35
Lipper MA Muni
Debt Fund Average3    1.78        4.94          31.41
107.17              ***

Average Annual Total Returns1                          As of
3/31/99
             One Year    Five Years     Ten Years   Since
Inception2
Class A       1.89%     6.15% (6.11)       N/A        6.94%
(6.92)
Class B      -0.43      6.21  (6.17)   6.98% (6.96)   7.60
(7.44)
Class C       2.27          N/A            N/A        5.76
(5.72)
Class Z       5.18          N/A            N/A        6.38

Distributions & YieldsAs of 2/28/99
                                            Taxable
Equivalent Yield4
           Total Distributions   30-Day         At Tax Rates
Of
            Paid for Six Mos.   SEC Yield        36%
39.6%
Class A         $0.38             3.56%         6.32%
6.70%
Class B         $0.36             3.42          6.07
6.43
Class C         $0.35             3.15          5.59
5.93
Class Z         $0.39             3.93          6.98
7.39

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year.
Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/25/84; Class
C,
8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Massachusetts Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 93.73% for Class A;
220.45% for Class B; 35.35% for Class C; and 14.60% for
Class Z based on all funds in each share class.

How Investments Compared.
  (As of 2/28/99)
      (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

James M. Murphy, Fund Manager            (PHOTO)

Portfolio
Manager's Report

The Series invests in carefully selected long-term municipal bonds that offer a high level of current income exempt from federal income taxes and Massachusetts state income taxes, consistent with preservation of capital. Certain shareholders may be subject to the federal alternative minimum tax (AMT), however, because the Series holds some bonds that are AMT eligible. There can be no assurance the Series will achieve its investment objective.


Key Municipal Bond
Index Tumbles.

Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early
October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.

Strategy Session.
Maintaining a Longer
Duration.

We thought long-term interest rates would continue to fall because the U.S. economic expansion was poised to slow and inflation remain tame after a global financial crisis spread from Asia to Russia and Latin America in mid-summer. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the United States.

We based our strategy on this anticipated decline in long-term interest rates. Therefore, our primary aim was to maintain a longer-than-average duration, which is a measure of the Series' sensitivity to fluctuations in interest rates. A longer duration would enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices continued to climb. We lengthened the Series' duration to 7.44 years as of
February 28, 1999 from 7.28 years on August 31, 1998.

In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately
26% of
its total investments throughout the six-month period.
Noncallable
bonds tend to perform well when debt markets rally because the bonds are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds, which typically trade at deep discounts to their maturity value.
Their prices there-fore have plenty of room to rise when interest rates fall.

What Went Well.

We Took Profits.
We enhanced the Series' returns by taking profits on some of our lower-rated municipal bonds, including debt securities of the New
England Center for Children; St. John's High School; and the Springhouse Project, a retirement home. These bonds performed well because they provided sizable coupon payments and attractive yields.

Munis Were A Bargain.
The average insured, AAA-rated tax-exempt bond maturing in 30 years temporarily yielded 104% as much as comparable Treasuries in early
October compared with a historical average of roughly 87%. Municipal bonds had cheapened relative to Treasuries because gains in the prices of tax-exempt bonds could not keep pace with the powerful rally in
Treasuries. Prices of Treasuries soared as concern about global financial turmoil fueled the "flight-to-quality" trend among increasingly risk-averse investors.

And Not So Well.

"Flight-To-Quality" Faded.
The Series' longer-than-average duration helped its shares increase in value as municipal bonds rallied with U.S. Treasuries during September and early October. However, we should have cut its duration after the "flight-to-quality" trend began to reverse and prices of Treasuries and municipal bonds fell. A shorter duration would have made the Series' shares less sensitive to this sell-off.

The "flight-to-quality" trend died out as the Federal Reserve repeatedly eased U.S. monetary policy in the autumn to calm financial markets and restore faith in the U.S. economy. Investors sold Treasuries and purchased riskier assets with renewed confidence. We believed the bond market rally would resume because we expected the U.S. economy to lose steam in the fourth quarter of 1998. But to our surprise, economic growth accelerated, prompting investors to push bond prices lower amid concern that the powerful economy could boost inflation.

      Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

Five Largest Issuers.
6.7%   Mass. St. Turnpike
       Authority
5.8%   Massachusetts
       General Obligation
4.6%   Mass. St. Ind. Finance
       Agency Revenue
4.5%   Mass. St. Water Pollution
       Abatement Trust
3.6%   Mass. St. Water
       Res. Authority

Expressed as a percentage of net assetsas of 2/28/99.

Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience.
However, we do not think the rally in tax-exempt bonds is over.
We believe U.S. economic growth will continue to slow from the torrid pace of late 1998. Furthermore, inflation will likely remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

A Message to Our Shareholders                     April 19,
1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--97.8%
------------------------------------------------------------
------------------------------------------------------------
------
Boston Massachusetts Ind. Dev. Fin. Auth., Swr. Fac. Rev.,
   Harbor Elec. Energy Co. Proj., A.M.T.
Baa1           7.375%      5/15/15     $ 1,500       $
1,606,590
Brockton Massachusetts, Gen. Oblig.
A2             6.125       6/15/18       1,030
1,115,541
Holyoke Massachusetts, Gen. Oblig., School Proj., M.B.I.A.
Aaa            8.10        6/15/05         700(e)
815,367
Lowell Massachusetts, Gen. Oblig.
Aaa            7.625       2/15/10         750(e)
830,835
Lynn Mass. Wtr. & Swr. Comn., Gen. Rev., Ser. A, M.B.I.A.
Aaa            7.25       12/01/10       1,350(e)
1,466,572
Mass. Bay Trans. Auth., Gen. Trans. Sys., Ser. A, M.B.I.A.
Aaa            5.50        3/01/15       1,000
1,082,260
Mass. St. Cap. Apprec., Fed. Hwy. Grant, Ser. A
Aa3            Zero        6/15/15       1,500
666,300
Massachusetts St. Dev. Fin. Agcy. Rev. Concord Assabet Fmly.
   Svcs.
Ba2            6.00       11/01/28         750
739,793
Mass. St. Gen. Oblig.,
   Ser. A, A.M.B.A.C.
Aaa            5.00        7/01/12       1,000
1,048,680
   Ser. C, F.G.I.C.
Aaa            6.00        8/01/09       1,500
1,716,540
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Beth Israel Hospital, A.M.B.A.C.
Aaa            8.826(d)    7/01/25       1,500
1,732,500
   Caritas Christi Oblig. Group A
Baa2           5.625       7/01/20         750
734,880
   Boston College, Ser. L
Aa3            4.75        6/01/31       1,250
1,162,375
   Dana Farber Cancer Proj., Ser. G-1
A1             6.25       12/01/22         625
684,306
   Faulkner Hospital, Ser. C
Baa1           6.00        7/01/23       1,500
1,547,700
   Holyoke Hospital, Ser. B
Baa3           6.50        7/01/15       1,250
1,328,475
   Jordan Hospital, Ser. C
BBB+(c)        6.875      10/01/22       1,350(e)
1,512,351
   Mass. Inst. of Tech., Ser. I-1
Aaa            5.20        1/01/28       1,500
1,566,630
   Med. Academic & Scientific Co., Ser. A
A-(c)          6.625       1/01/15       1,000
1,106,080
   Newton-Wellesley Hospital, Ser. E, M.B.I.A.
Aaa            5.875       7/01/15       1,000
1,079,810
   Valley Regional Hlth. Sys., Ser. B
Aaa            8.00        7/01/18       1,000(e)
1,081,340
   Valley Regional Hlth. Sys., Ser. C
AAA(c)         7.00        7/01/10         825
1,014,932
   Winchester Hospital, Ser. D
AAA(c)         5.75        7/01/24       1,000
1,046,200
Mass. St. Hsg. Fin. Agcy. Hsg. Rev., Sngl. Fam. Mtge., Ser.
   59, A.M.B.A.C., A.M.T.
Aaa            5.40        6/01/20       1,000
1,025,380
Mass. St. Ind. Fin. Agcy. Rev.,
   Chestnut Knoll Proj., Ser. A
NR             5.625       2/15/25         750
732,480
   Bradford College
BBB-(c)        5.625      11/01/28       1,000
1,008,860
   Brooks School
A3             5.95        7/01/23         640
669,485
   Cambridge Friends School
BBB(c)         5.80        9/01/28         700
716,534
   Cape Cod Hlth. Sys.
Aaa            8.50       11/15/20       2,000(e)
2,211,820
   Phillips Academy
Aa1            5.375       9/01/23       1,000
1,038,730
Mass. St. Port Auth. Rev., Ser. B, A.M.T.
Aa3            5.00        7/01/18       1,000
986,520
Mass. St. Tpk. Auth., Met. Hwy. Sys. Rev.,
   Ser. A, M.B.I.A.
Aaa            5.00        1/01/37       1,000
963,780
   Ser. C, M.B.I.A.
Aaa            Zero        1/01/17       5,500
2,254,450

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount          Value
Description (a)
Rating      Rate         Date        (000)        (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Mass. St. Water Poll. Abatement Trust Rev.,
   Ser. 3
Aaa            5.625%      2/01/16     $ 1,000       $
1,066,160
   Ser. A
Aa3            6.375       2/01/15       1,000
1,111,740
Mass. St. Water Res. Auth. Rev.,
   Ser. B, M.B.I.A.
Aaa            6.25       12/01/11       1,000
1,175,910
   Ser. D, M.B.I.A.
Aaa            6.00        8/01/13         500
573,210
Palmer Massachusetts, Gen. Oblig., Ser. F, A.M.B.A.C.
Aaa            7.30        3/01/10         500(e)
530,320
Plymouth County Corr. Facs. Proj., Cert. of Part., Ser. A
AA-(c)         7.00        4/01/22         500
555,940
Puerto Rico Commonwealth,
   Gen. Oblig., A.M.B.A.C.
Aaa            7.00        7/01/10       1,000
1,241,380
   Gen. Oblig., Cap. Apprec. Pub. Impvt.
Baa1           Zero        7/01/15         750
336,682
Puerto Rico Electric Pwr. Auth. Rev., Ser. T
Baa1           6.375       7/01/24       1,000(e)
1,139,840
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln.,
   Ser. E
NR             6.00       10/01/22         250
259,728
   Ser. E
NR             5.875      10/01/18         375
386,591
   Senior Lien, Ser. A
BBB-(c)        5.50       10/01/22         250
253,628

-----------
Total long-term investments (cost $42,716,811)
46,925,225

-----------
SHORT-TERM INVESTMENTS--1.2%
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Ser. SGA-65, F.R.D.D.
A1+(c)         3.25        3/01/99         600
600,000

-----------
Total short-term investments (cost $600,000)
600,000

-----------
Total Investments--99.0%
   (cost $43,316,811; Note 4)
47,525,225
Other assets in excess of liabilities--1.0%
458,129

-----------
Net Assets--100%
$47,983,354

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    M.B.I.A.--Municipal Bond Insurance Corporation.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Standard & Poor's Rating.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at year end.
(e) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                              MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$43,316,811)................................................
 .................      $    47,525,225
Cash........................................................
 .............................................
21,133
Interest
receivable..................................................
 ....................................              569,379
Receivable for Series shares
sold........................................................
 ................               45,786
Other
assets......................................................
 .......................................                  775

-----------------
   Total
assets......................................................
 ....................................           48,162,298

-----------------
Liabilities
Accrued
expenses....................................................
 .....................................               84,293
Payable for Series shares
reacquired..................................................
 ...................               40,000
Dividends
payable.....................................................
 ...................................               19,455
Management fee
payable.....................................................
 ..............................               18,467
Distribution fee
payable.....................................................
 ............................               12,256
Deferred trustees'
fees........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................              178,944

-----------------
Net
Assets......................................................
 .........................................      $
47,983,354

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $        40,962
   Paid-in capital in excess of
par.........................................................
 .............           43,945,207

-----------------

43,986,169
   Accumulated net realized loss on
investments.................................................
 .........             (211,229  )
   Net unrealized appreciation on
investments.................................................
 ...........            4,208,414

-----------------
Net assets, February 28,
1999........................................................
 ....................      $    47,983,354

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($32,385,949 / 2,764,177 shares of beneficial interest
issued and outstanding).....................
$11.72
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .36

-----------------
   Maximum offering price to
public......................................................
 ................               $12.08

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($15,293,883 / 1,306,130 shares of beneficial interest
issued and outstanding).....................
$11.71

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($234,929 / 20,062 shares of beneficial interest
issued and outstanding)...........................
$11.71
   Sales charge (1% of offering
price)......................................................
 .............                  .12

-----------------
   Offering price to
public......................................................
 ........................               $11.83

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($68,593 / 5,859 shares of beneficial interest issued
and outstanding).............................
$11.71

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest................................      $ 1,329,245
                                              --------------
---
Expenses
   Management fee..........................          115,906
   Distribution fee--Class A...............           23,132
   Distribution fee--Class B...............           38,909
   Distribution fee--Class C...............              689
   Custodian's fees and expenses...........           36,000
   Report to shareholders..................           18,000
   Registration fees.......................           16,000
   Transfer agent's fees and expenses......           12,000
   Audit fees and expenses.................            5,000
   Legal fees and expenses.................            3,000
   Trustees' fees and expenses.............            2,000
   Miscellaneous...........................            4,457
                                              --------------
---
   Total expenses..........................          275,093
                                              --------------
---
Net investment income......................        1,054,152
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................           32,200
   Financial futures transactions..........
(57,600)
                                              --------------
---

(25,400)
Net change in unrealized appreciation
   (depreciation) of:
   Investments.............................
(275,653)
                                              --------------
---
Net gain on investments....................
(301,053)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $   753,099
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                       Six Months
                                         Ended        Year
Ended
Increase (Decrease)                   February 28,    August
31,
in Net Assets                             1999
1998
Operations
   Net investment income............  $  1,054,152    $
2,130,496
   Net realized gain on investment
      transactions..................       (25,400)
447,865
   Net change in unrealized
      appreciation (depreciation) of
      investments...................      (275,653)
980,734
                                      ------------    ------
-----
   Net increase in net assets
      resulting from operations.....       753,099
3,559,095
                                      ------------    ------
-----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A.......................      (713,772)
(1,376,660)
      Class B.......................      (335,673)
(749,368)
      Class C.......................        (3,764)
(4,123)
      Class Z.......................          (943)
(345)
                                      ------------    ------
-----
                                        (1,054,152)
(2,130,496)
                                      ------------    ------
-----
Distributions in excess of net
   investment income
      Class A.......................        (9,090)
(14,903)
      Class B.......................        (4,519)
(9,075)
      Class C.......................           (55)
(39)
      Class Z.......................           (20)
(3)
                                      ------------    ------
-----
                                           (13,684)
(24,020)
                                      ------------    ------
-----
   Distributions from net realized gains
      Class A.......................      (284,387)
(354,484)
      Class B.......................      (141,295)
(215,867)
      Class C.......................        (1,712)
(936)
      Class Z.......................          (626)
(72)
                                      ------------    ------
-----
                                          (428,020)
(571,359)
                                      ------------    ------
-----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares sold....     5,433,192
2,768,598
   Net asset value of shares issued
      in reinvestment of
      dividends.....................       848,401
1,617,702
   Cost of shares reacquired........    (2,960,453)
(7,029,860)
                                      ------------    ------
-----
   Net increase (decrease) in net
      assets from Series share
      transactions..................     3,321,140
(2,643,560)
                                      ------------    ------
-----
Total increase (decrease)...........     2,578,383
(1,810,340)
Net Assets
Beginning of period.................    45,404,971
47,215,311
                                      ------------    ------
-----
End of period.......................  $ 47,983,354
$45,404,971
                                      ------------    ------
-----
                                      ------------    ------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of 13 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Massachusetts Series (the 'Series')
commenced investment
operations in September, 1984. The Series is diversified and seeks to achieve
its investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt
securities at a set
price for delivery on a future date. Upon entering into a
financial futures
contract, the Series is required to pledge to the broker an
amount of cash
and/or other assets equal to a certain percentage of the
contract amount. This
amount is known as the 'initial margin.' Subsequent
payments, known as
'variation margin,' are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. The Series invests in financial
futures contracts
solely for the purpose of hedging its existing portfolio
securities or
securities the Series intends to purchase against
fluctuations in value caused
by changes in prevailing market interest rates. Should
interest rates move
unexpectedly, the Series may not achieve the anticipated
benefits of the
financial futures contracts and may realize a loss. The use
of futures
transactions involves the risk of imperfect correlation in
movements in the
price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with Statement
of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to decrease
accumulated realized gains and
increase undistributed net investment income by $13,684. The current year effect
of applying the Statement of Position was due to the sale of securities
purchased with market discount. Net investment income, net
realized gains and
net assets were not affected by this change.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
--------------------
                                       7

                                       PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                            MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------
Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'). PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares
pursuant to plans of distribution, (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
of the Class Z shares of the Fund. Effective January 1, 1999 such expenses under
the plans were .25 of 1%, .50 of 1% and .75 of 1% of the
average daily net
assets of the Class A, B and C shares, respectively. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the period September 1, 1998 through December 31, 1998.
Effective January 1,
1999 such expenses under the plans were .25 of 1%, .50 of 1%
and .75 of 1% of
the average daily net assets of the Class A, B and C shares, respectively.
PIMS has advised the Series that they have received
approximately $14,200 in
front-end sales charges resulting from sales of Class A and
Class C shares, for
the six months ended February 28, 1999. From these fees PIMS paid such sales
charges to affiliated broker-dealers, which in turn paid
commissions to
salespersons and incurred other distribution costs.
PIMS advised the Series that for the six months ended
February 28, 1999, they
received approximately $3,800 in contingent deferred sales
charges imposed upon
certain redemptions by Class B and C shareholders.
PIFM, PIMS and PIC are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series did not borrowed any amounts pursuant to the
Agreement during the six
months ended February 28, 1999. The Funds pay a commitment
fee at an annual rate
of .055 of 1% on the unused portion of the credit facility.
The commitment fee
is accrued and paid quarterly on a pro rata basis by the
Funds. The Agreement
expired on February 28, 1999 and has been extended through
March 12, 1999 under
the same terms.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the six
months ended February 28,
1999, the Series incurred fees of approximately $7,800 for
the services of PMFS.
As of February 28, 1999, approximately $1,300 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1999,
were $5,167,940 and
$2,758,075, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1999 was substantially the same as for financial reporting
purposes and
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $4,208,414 (gross unrealized appreciation--
$4,289,302, gross
unrealized depreciation--$80,888).
------------------------------------------------------------
--------------------
                                       8

                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                             MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to November 2, 1998, Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended February
28, 1999 and the fiscal year ended August 31, 1998 were as follows:

Class A                                  Shares
Amount
-------------------------------------  ----------    -------
----
Six months ended February 28, 1999:
Shares sold..........................     372,456    $
4,423,821
Shares issued in reinvestment of
  dividends and distributions........      50,098
591,312
Shares reacquired....................    (127,875)
(1,516,508)
                                       ----------    -------
----
Net increase in shares outstanding
  before conversion..................     294,679
3,498,625
Shares issued upon conversion from
  Class B............................      30,579
364,344
                                       ----------    -------
----
Net increase in shares outstanding...     325,258    $
3,862,969
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1998:
Shares sold..........................     142,966    $
1,687,456
Shares issued in reinvestment of
  dividends and distributions........      93,703
1,103,427
Shares reacquired....................    (361,990)
(4,261,684)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................    (125,321)
(1,470,801)
Shares issued upon conversion from
  Class B............................      92,146
1,085,201
                                       ----------    -------
----
Net decrease in shares outstanding...     (33,175)   $
(385,600)
                                       ----------    -------
----
                                       ----------    -------
----
Class B                                  Shares
Amount
-------------------------------------  ----------    -------
----
Six months ended February 28, 1999:
Shares sold..........................      68,334    $
810,611
Shares issued in reinvestment of
  dividends and distributions........      21,407
252,434
Shares reacquired....................    (119,844)
(1,423,394)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................     (30,103)
(360,349)
Shares reacquired upon conversion
  into Class A.......................     (30,592)
(364,344)
                                       ----------    -------
----
Net decrease in shares outstanding...     (60,695)   $
(724,693)
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1998:
Shares sold..........................      78,841    $
927,666
Shares issued in reinvestment of
  dividends and distributions........      43,421
510,985
Shares reacquired....................    (225,580)
(2,656,058)
                                       ----------    -------
----
Net decrease in shares outstanding
  before conversion..................    (103,318)
(1,217,407)
Shares reacquired upon conversion
  into Class A.......................     (92,162)
(1,085,201)
                                       ----------    -------
----
Net decrease in shares outstanding...    (195,480)
$(2,302,608)
                                       ----------    -------
----
                                       ----------    -------
----
Class C
-------------------------------------
Six months ended February 28, 1999:
Shares sold..........................      11,399    $
134,816
Shares issued in reinvestment of
  dividends and distributions........         262
3,089
Shares reacquired....................      (1,361)
(16,085)
                                       ----------    -------
----
Net increase in shares outstanding...      10,300    $
121,820
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1998:
Shares sold..........................       9,344    $
109,986
Shares issued in reinvestment of
  dividends and distributions........         250
2,944
Shares reacquired....................      (6,524)
(76,579)
                                       ----------    -------
----
Net increase in shares outstanding...       3,070    $
36,351
                                       ----------    -------
----
                                       ----------    -------
----
Class Z
-------------------------------------
Six months ended February 28, 1999:
Shares sold..........................       5,378    $
63,944
Shares issued in reinvestment of
  dividends and distributions........         133
1,566
Shares reacquired....................        (378)
(4,466)
                                       ----------    -------
----
Net increase in shares outstanding...       5,133    $
61,044
                                       ----------    -------
----
                                       ----------    -------
----
Year ended August 31, 1998:
Shares sold..........................       3,668    $
43,490
Shares issued in reinvestment of
  dividends and distributions........          29
346
Shares reacquired....................      (2,989)
(35,539)
                                       ----------    -------
----
Net increase in shares outstanding...         708    $
8,297
                                       ----------    -------
----
                                       ----------    -------
----

------------------------------------------------------------
--------------------
                                       9

                                       PRUDENTIAL MUNICIPAL
SERIES FUND
Financial Highlights (Unaudited)       MASSACHUSETTS SERIES
------------------------------------------------------------
--------------------

Class A
                                                           -
------------------------------------------------------------
----------

Six Months

Ended                         Year Ended August 31,

February 28,     -------------------------------------------
-----------

1999          1998        1997        1996        1995
1994

------       -------     -------     -------     -------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.90       $ 11.69     $ 11.54     $ 11.63     $ 11.37
$12.17

------       -------     -------     -------     -------
------
Income from investment operations
Net investment income..................................
 .27           .55         .58(a)      .59(a)      .65(a)
 .67
Net realized and unrealized gain (loss) on
   investment transactions.............................
(.07)          .37         .33        (.02)        .26
(.73)

------       -------     -------     -------     -------
------
   Total from investment operations....................
 .20           .92         .91         .57         .91
(.06)

------       -------     -------     -------     -------
------
Less distributions
Dividends from net investment income...................
(.27)         (.55)       (.58)       (.59)       (.65)
(.67)
Distributions in excess of net investment income.......
--(d)       (.01)         --          --          --
--
Distributions from net realized gains..................
(.11)         (.15)       (.18)       (.07)         --
(.07)

------       -------     -------     -------     -------
------
   Total distributions.................................
(.38)         (.71)       (.76)       (.66)       (.65)
(.74)

------       -------     -------     -------     -------
------
Net asset value, end of period.........................
$  11.72       $ 11.90     $ 11.69     $ 11.54     $ 11.63
$11.37

------       -------     -------     -------     -------
------

------       -------     -------     -------     -------
------
TOTAL RETURN(b):.......................................
1.80%         8.10%       8.10%       4.93%       8.33%
(.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 32,386       $29,024     $28,890     $28,058     $27,525
$2,293
Average net assets (000)...............................
$ 30,830       $29,031     $29,096     $28,091     $15,837
$2,578
Ratios to average net assets:
   Expenses, including distribution fees...............
1.17%(c)      1.04%       1.00%(a)    1.06%(a)     .97%(a)
 .87%
   Expenses, excluding distribution fees...............
 .92%(c)       .94%        .90%(a)     .96%(a)     .87%(a)
 .77%
   Net investment income...............................
4.67%(c)      4.75%       5.00%(a)    5.06%(a)    5.59%(a)
5.60%
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
6%           33%         22%         18%         36%
33%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Less than .005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class B
                                                           -
------------------------------------------------------------
-----------

Six Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
------------

1999          1998        1997        1996        1995
1994

------       -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.89       $ 11.68     $ 11.53     $ 11.62     $ 11.36
$ 12.17

------       -------     -------     -------     -------
-------
Income from investment operations
Net investment income..................................
 .25           .51         .53(a)      .54(a)      .60(a)
 .61
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.07)          .37         .33        (.02)        .26
(.74)

------       -------     -------     -------     -------
-------
   Total from investment operations....................
 .18           .88         .86         .52         .86
(.13)

------       -------     -------     -------     -------
-------
Less distributions
Dividends from net investment income...................
(.25)         (.51)       (.53)       (.54)       (.60)
(.61)
Distributions in excess of net investment income.......
--(d)       (.01)         --          --          --
--
Distributions from net realized gains..................
(.11)         (.15)       (.18)       (.07)         --
(.07)

------       -------     -------     -------     -------
-------
   Total distributions.................................
(.36)         (.67)       (.71)       (.61)       (.60)
(.68)

------       -------     -------     -------     -------
-------
Net asset value, end of period.........................
$  11.71       $ 11.89     $ 11.68     $ 11.53     $ 11.62
$ 11.36

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
TOTAL RETURN(b):.......................................
1.61%         7.67%       7.67%       4.51%       7.90%
(1.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 15,294       $16,256     $18,247     $22,758     $28,367
$55,420
Average net assets (000)...............................
$ 15,693       $17,253     $20,301     $25,751     $39,455
$59,544
Ratios to average net assets:
   Expenses, including distribution fees...............
1.42%(c)      1.44%       1.40%(a)    1.46%(a)    1.34%(a)
1.27%
   Expenses, excluding distribution fees...............
 .92%(c)       .94%        .90%(a)     .96%(a)     .84%(a)
 .77%
   Net investment income...............................
4.31%(c)      4.35%       4.60%(a)    4.66%(a)    5.37%(a)
5.20%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Less than .005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class C
                                                           -
------------------------------------------------------------
----------

August 1,

Six Months
1994(d)

Ended                  Year Ended August 31,
Through

February 28,     ---------------------------------------
August 31,

1999          1998       1997       1996       1995
1994
                                                           -
-----------     ------     ------     ------     ------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$11.89        $11.68     $11.53     $11.62     $11.36
$11.41

-----        ------     ------     ------     ------
-----
Income from investment operations
Net investment income..................................
 .24           .48        .50(a)     .51(a)     .57(a)
 .04
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.07)          .37        .33       (.02)       .26
(.05)

-----        ------     ------     ------     ------
-----
   Total from investment operations....................
 .17           .85        .83        .49        .83
(.01)

-----        ------     ------     ------     ------
-----
Less distributions
Dividends from net investment income...................
(.24)         (.48)      (.50)      (.51)      (.57)
(.04)
Distributions in excess of net investment income.......
--(f)       (.01)        --         --         --
--
Distributions from net realized gains..................
(.11)         (.15)      (.18)      (.07)        --
--

-----        ------     ------     ------     ------
-----
   Total distributions.................................
(.35)         (.64)      (.68)      (.58)      (.57)
(.04)

-----        ------     ------     ------     ------
-----
Net asset value, end of period.........................
$11.71        $11.89     $11.68     $11.53     $11.62
$11.36

-----        ------     ------     ------     ------
-----

-----        ------     ------     ------     ------
-----
TOTAL RETURN(b):.......................................
1.49%         7.41%      7.41%      4.26%      7.60%
(0.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$  235        $  116     $   78     $   45     $   14
$  216(e)
Average net assets (000)...............................
$  185        $  101     $   48     $   41     $   14
$   15(e)
Ratios to average net assets:
   Expenses, including distribution fees...............
1.67%(c)      1.69%      1.65%(a)   1.72%(a)   1.60%(a)
1.57%(c)
   Expenses, excluding distribution fees...............
 .92%(c)       .94%       .90%(a)    .97%(a)    .85%(a)
 .82%(c)
   Net investment income...............................
4.09%(c)      4.08%      4.36%(a)   4.39%(a)   5.07%(a)
5.06%(c)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Amounts are actual and not rounded to the nearest
thousand.
(f) Less than .005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         MASSACHUSETTS
SERIES
------------------------------------------------------------
--------------------

Class Z
                                                           -
-------------------------------------------

December 6,

Six Months         Year          1996(d)

Ended           Ended          Through

February 28,     August 31,      August 31,

1999            1998            1997
                                                           -
-----------     ----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$11.89          $11.68          $11.80

-----           -----           -----
Income from investment operations
Net investment income..................................
 .28             .58             .47(a)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.07)            .37             .06

-----           -----           -----
   Total from investment operations....................
 .21             .95             .53

-----           -----           -----
Less distributions
Dividends from net investment income...................
(.28)           (.58)           (.47)
Distributions in excess of net investment income.......
--(f)         (.01)             --
Distributions from net realized gains..................
(.11)           (.15)           (.18)

-----           -----           -----
   Total distributions.................................
(.39)           (.74)           (.65)

-----           -----           -----
Net asset value, end of period.........................
$11.71          $11.89          $11.68

-----           -----           -----
TOTAL RETURN(b):.......................................
1.87%           8.31%           4.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$   68          $    9          $  204(e)
Average net assets (000)...............................
$   39          $    7          $  200(e)
Ratios to average net assets:
   Expenses, including distribution fees...............
 .92%(c)         .94%            .90%(a)(c)
   Expenses, excluding distribution fees...............
 .92%(c)         .94%            .90%(a)(c)
   Net investment income...............................
4.90%(c)        4.91%           5.55%(a)(c)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
(e) Amounts are actual and not rounded to the nearest
thousand.
(f) Less than .005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                 BULK RATE
Gateway Center Three                   U.S. POSTAGE
100 Mulberry Street                       PAID
Newark, NJ  07102-4077                 Permit 6807
(800) 225-1852                         New York, NY


74435M655
74435M663   MF119E2
74435M564
74435M416



(ICON)

Prudential
Municipal
Series Fund
------------------------
Massachusetts
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
Massachusetts Money Market Series

Performance At A Glance.
Yields on municipal money market securities fell during the six months ended February 28, 1999 because the supply of securities declined overall while demand for them remained strong, and the Federal Reserve repeatedly eased monetary policy. However, we were able to take advantage of many good buying opportunities since plenty of tax-exempt money market securities were available in Massachusetts. As a result, your Prudential Municipal Series Fund--Massachusetts Money Market Series provided a competitive level of tax-exempt income.

Fund Facts                                        As of
2/28/99
                            7-Day        Net Asset
Taxable Equivalent Yield*   Weighted Avg.   Net Assets
                         Current Yld.   Value (NAV)     @31%
@36%     @39.6%     Mat. (WAM)     (Millions)
MA Money
Market Series               2.24%            $1
3.69%    3.98%    4.21%        56 Days         $59
IBC Financial Data
Tax-Free State Specific
(SB & GP-MA) Avg.**         2.29%            $1
3.77%    4.07%    4.31%        49 Days         N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

** International Business Communications (IBC) Financial
Data reports
a seven-day current yield, NAV, and WAM on Mondays. This is the data of all funds in the IBC Financial Data Tax-Free State
Specific Average
(Stock Broker (SB) & General Purpose (GP) - Massachusetts) category as of March 1, 1999.

Traacking Tax-Free Money Fund Yields.
               (GRAPH)


How Investments Compared.
    (As of 2/28/99)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager                  (PHOTO)

Portfolio
Manager's Report

The Prudential Municipal Series Fund--Massachusetts Money
Market
Series seeks to provide the highest level of current income that is exempt from federal and Massachusetts state income taxes, consistent with liquidity and the preservation of capital. The
Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the state of Massachusetts, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

The Importance of WAM.
Weighted Average Maturity (WAM) takes into account the maturity level of each security held by a fund. WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates. A lengthened WAM enables a fund's yield to remain higher for a longer period of time during declining interest-rate cycles.


Strategy Session.

Barbell Strategy.
We employed a barbell strategy in which the Series' assets were concentrated in shorter- and longer-term municipal money market securities. This approach kept the Series' WAM longer than average for most of the six-month period and still provided us with quick access to cash to satisfy shareholder redemptions. Extending the
WAM allowed the Series' yield to remain higher for a longer time as tax-exempt money market yields declined.

Beginning in September 1998, we lengthened the Series' WAM as the Federal Reserve embarked on a series of reductions in the
Federal funds rate, which is the rate banks charge each other for overnight loans. Cutting interest rates stimulates economic growth by lowering borrowing costs. Therefore, the three Federal-funds-rate reductions helped restore faith in the U.S. economy and calmed financial markets, which had grown increasingly volatile after a global financial crisis spread beyond Asia. Realizing that yields in our market would continue to edge lower with the Federal funds rate, we quickly locked in yields on longer-term Massachusetts money market securities. These purchases dramatically extended the Series' WAM in September and October 1998.

We could lengthen our WAM because of the ample supply of Massachusetts money market securities, but overall, the amount of securities in our market declined. Among tax-exempt notes, which mature in 13 months or less, the total dollar volume issued in 1998 was down 25% from 1997, according to Municipal Market Data. Issuance dropped as some state and local governments preferred to issue long-term bonds instead of notes in order to lock in low yields for a longer time. We found good buying opportunities among one-year insured Massachusetts bonds, which were an attractive alternative to the more conventional municipal money market securities such as notes.

What Went Well.

Buying Short-Term Bonds.
The one-year Massachusetts bonds we purchased provided very attractive yields to compensate for the fact that they are usually issued in smaller-size blocks. Most money managers prefer to buy larger blocks of bonds because they are easier to sell. However, owning small blocks of bonds maturing in one year suited us because we plan to hold them until they mature. In addition, our purchases of one-year Massachusetts bonds helped the Series' WAM remain longer than average over the past six months. The longer WAM afforded the Series' yield some protection from the falling-interest-rate environment.

And Not So Well.

Not Enough Commercial Paper.
There was less Massachusetts tax-exempt commercial paper available because many municipalities opted to borrow money by issuing long-term bonds. (Commercial paper is a type of short-term debt security that matures in 270 days or less.) We wanted to increase the Series' holdings of tax-exempt commercial paper maturing in late April. Having securities coming due at this
time would have given us cash to meet shareholder requests for money tied to the tax season. Instead, we had to buy floating-rate securities that, given a day's notice, would allow us to sell them back at the original purchase price. These securities, however, tend to provide lower yields than tax-exempt commercial paper.

Weighted Average Maturity Compared
       To The Average Fund.
            (GRAPH)

Looking Ahead.
We plan to shorten the Series' WAM until it is more in line with that of its competition. This strategy allows us quicker access to cash from mid-April to early May so that we can satisfy shareholder liquidity needs prompted by their income tax payments. Having faster access to cash will also enable us to take advantage of attractive buying opportunities that emerge during tax season as portfolio managers sell money market securities to meet their shareholder liquidity needs.

Any higher-yielding purchases made during tax season and in subsequent weeks will help the Series weather the drop in municipal money market yields that usually occurs in June and early July. During this time, municipal note issuance is expected to decline again due to strong economic growth.

A Message to Our Shareholders                    April 19,
1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.

What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Fall River Mass., Gen. Oblig., B.A.N., A.M.B.A.C.
Aaa           5.25%       6/15/99   $    500       $
502,140
Falmouth Mass., Gen. Oblig., B.A.N.
NR            4.00        8/13/99      2,000
2,003,046
First Chicago Bank Certificates, Ser. 98B, F.R.W.D.S.,
   F.G.I.C.
VMIG1         3.15        3/03/99      3,000
3,000,000
Holyoke Mass., Municipal Purpose Loan, Ser. A, F.S.A.
Aaa           5.00        6/15/99      1,000
1,004,369
Mass. Bay Trans. Auth., Gen. Trans. Sys. Bonds, Ser. 84A,
   S.E.M.O.T.
VMIG1         3.50        9/01/99      1,500
1,500,000
Mass. St. Dev. Fin. Agcy. Rev., Lassell Village Proj., Ser.
   98C, F.R.W.D.
VMIG1         2.80        3/03/99        500
500,000
Mass. St. Hlth. & Edl. Facs. Auth. Rev.,
   Boston Univ., Ser. 85H, T.E.C.P.
VMIG1         3.00        8/25/99      2,000
2,000,000
   Cap. Asset Prog., Ser. P-2, F.R.W.D., F.S.A.
VMIG1         2.85        3/03/99      2,100
2,100,000
   Cap. Asset Prog., Ser. 85B, F.R.D.D., M.B.I.A.
VMIG1         3.25        3/01/99        300
300,000
   Cap. Asset Prog., Ser. 85C, F.R.D.D., M.B.I.A.
VMIG1         3.25        3/01/99      1,900
1,900,000
   Hallmark Hlth. Sys., Ser. B, F.R.W.D., F.S.A.
VMIG1         2.80        3/04/99      1,485
1,485,000
   Harvard Univ., Ser. 85I, F.R.W.D.
VMIG1         2.70        3/04/99      1,500
1,500,000
   Harvard Univ., Ser. 89L, T.E.C.P.
VMIG1         2.90        4/01/99      1,200
1,200,000
   Wellesley College, Ser. G, F.R.D.D.
VMIG1         3.10        3/01/99      1,700
1,700,000
   Williams College, Ser. SG65, F.R.D.D.S.
A1+(d)        3.25        3/01/99      2,800
2,800,000
Mass. St. Hsg. Fin. Agcy. Rev.,
   Multi-Family Rev., Harbor Port, Ser. 95A, F.R.W.D.
A1+(d)        2.90        3/03/99      3,000
3,000,000
   Rental Housing, Ser. 94A, F.R.W.D.S., A.M.B.A.C., A.M.T.
A1+(d)        2.94        3/04/99      2,000
2,000,000
   Single Family Mult. Res., Ser. 11, A.N.N.O.T.,
A.M.B.A.C.,
      A.M.T.
Aaa           3.55        9/01/99        765
765,000
Mass. St. Ind. Fin. Agcy. Ind. Rev.,
   Constitution Corp., Ser. 98, F.R.W.D.S., A.M.T.
A-1(d)        3.00        3/04/99      1,500
1,500,000
   Goddard House, Ser. 95, F.R.W.D.
A-1(d)        2.80        3/04/99      1,975
1,975,000
   Governor Dummer Academy, Ser. 96, F.R.W.D.
A1+(d)        2.80        3/04/99      1,500
1,500,000
   Hazen Paper Co., Ser. 95, F.R.W.D.S., A.M.T.
A-1(d)        3.00        3/04/99      1,600
1,600,000
   Heritage at Hingham, Ser. 97, F.R.W.D.
VMIG1         2.90        3/04/99      1,500
1,500,000
   New England College, Ser. 97, F.R.W.D.
A1+(d)        2.80        3/04/99      1,000
1,000,000
   Ocean Spray Cranberry, Ser. 84, A.N.N.O.T.
A+(d)         3.35       10/15/99      2,470
2,470,000
   Riverdale Mills Corp., Ser. 95, F.R.W.D.S., A.M.T.
A-1(d)        3.00        3/04/99      1,100
1,100,000
   Showa Womens Inst., Ser. 94, F.R.D.D.
VMIG1         3.20        3/01/99      1,400
1,400,000
   United Med. Corp., Ser. 92, F.R.W.D., A.M.T.
P-1           2.85        3/03/99        600
600,000
Mass. St. Municipal Whsl. Elec. Co., Power Supply Sys. Rev.,
   Ser. 94C, F.R.W.D., M.B.I.A.
VMIG1         2.80        3/03/99      2,500
2,500,000
Mass. St. Turnpike Auth.,
   Ser. A, B.A.N.
Aaa           5.00        6/01/99        700
703,480
   Refunded Gts., Ser. A, B.A.N., A.M.T.
Aaa           5.00        6/01/99      2,945 (c)
2,959,003
Mass. St. Wtr. Res. Auth.,
   T.E.C.P.
P-1           2.65        4/14/99      2,000
2,000,000
   T.E.C.P.
P-1           2.85        5/12/99      1,000
1,000,000
   General Rev., Ser. A
Aaa           7.00       11/01/99        880
902,951

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal


Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Mohawk Trail Reg. School Dist., Gen. Oblig., F.S.A.
Aaa           4.00%       9/15/99   $    370       $
371,265
New Bedford, Gen. Oblig., Ser. 98, F.S.A.
Aaa           4.25       10/01/99        879
883,767
Quincy, Ser. 98, B.A.N.
NR            4.10        5/21/99      1,500
1,501,059
Rutland, Gen. Oblig., A.M.B.A.C.
Aaa           4.25        2/01/00        535
541,275

-----------
Total Investments--97.8%
   (amortized cost $57,267,355; (e))
57,267,355
Other assets in excess of liabilities--2.2%
1,274,498

-----------
Net Assets--100%
$58,541,853

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    A.N.N.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.R.D.D.--Floating Rate (Daily) Demand Note (b). F.R.D.D.S.--Floating Rate (Daily) Demand Note Synthetic
(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (b). F.R.W.D.S.--Floating Rate (Weekly) Demand Note Synthetic
(b).
    F.S.A.--Financial Security Assurance.
    M.B.I.A.--Municipal Bond Insurance Associations. S.E.M.O.T.--Semi Annual Optional Tender.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(d) Standard & Poor's Rating.
(e) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

                                      PRUDENTIAL MUNICIPAL
SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                           MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at amortized cost which approximates market
value...........................................      $
57,267,355
Cash........................................................
 .............................................
75,929
Receivable for investments
sold........................................................
 ..................            1,526,250
Receivable for Series shares
sold........................................................
 ................            1,253,549
Interest
receivable..................................................
 ....................................              349,865
Other
assets......................................................
 .......................................                  829

-----------------
   Total
assets......................................................
 ....................................           60,473,777

-----------------
Liabilities
Payable for investments
purchased...................................................
 .....................            1,500,000
Payable for Series shares
reacquired..................................................
 ...................              345,298
Accrued
expenses....................................................
 .....................................               45,380
Management fee
payable.....................................................
 ..............................               22,653
Dividends
payable.....................................................
 ...................................               11,516
Deferred trustee's
fees........................................................
 ..........................                4,472
Distribution fee
payable.....................................................
 ............................                2,605

-----------------
   Total
liabilities.................................................
 ....................................            1,931,924

-----------------
Net
Assets......................................................
 .........................................      $
58,541,853

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$       585,419
   Paid-in capital in excess of
par.........................................................
 .............           57,956,434

-----------------
Net assets, February 28,
1999........................................................
 ....................      $    58,541,853

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($58,541,853 / 58,541,853 shares of
   beneficial interest issued and outstanding; unlimited
number of shares authorized)....................
$1.00

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest................................       $ 913,196
                                                   --------
Expenses
   Management fee..........................         141,647
   Distribution fee........................          35,412
   Custodian's fees and expenses...........          32,000
   Reports to shareholders.................          19,000
   Transfer agent's fees and expenses......          10,000
   Registration fees.......................           6,000
   Legal fees and expenses.................           5,500
   Audit fee and expenses..................           4,000
   Trustee's fees and expenses.............           2,000
   Miscellaneous...........................           2,344
                                                   --------
      Total expenses.......................         257,903
   Less: Custodian fee credit (Note 1).....          (1,186)
                                                   --------
      Net expenses.........................         256,717
                                                   --------
Net investment income......................         656,479
                                                   --------
Net Increase in Net Assets
Resulting from Operations..................       $ 656,479
                                                   --------
                                                   --------

PRUDENTIAL MUNICIPAL SERIES FUND
MASSACHUSETTS MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                      Ended           Year
Ended
Increase (Decrease)               February 28,        August
31,
in Net Assets                         1999
1998
Operations
   Net investment income......    $     656,479      $
1,520,000
                                -----------------    -------
-----
Dividends (Note 1)............         (656,479)
(1,520,000)
                                -----------------    -------
-----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
   sold.......................       77,999,806
193,957,544
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends...............          653,308
1,483,199
   Cost of shares
      reacquired..............      (82,571,653)
(186,420,872)
                                -----------------    -------
-----
   Net increase (decrease) in
      net assets from Series
      share transactions......       (3,918,539)
9,019,871
                                -----------------    -------
-----
Total increase (decrease).....       (3,918,539)
9,019,871
Net Assets
Beginning of period...........       62,460,392
53,440,521
                                -----------------    -------
-----
End of period.................    $  58,541,853      $
62,460,392
                                -----------------    -------
-----
                                -----------------    -------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                             MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of 11 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Massachusetts Money Market Series (the
'Series') commenced
investment operations on August 5, 1991. The Series is
nondiversified and seeks
to provide the highest level of income that is exempt from
Massachusetts State,
local and federal income taxes with the minimum of risk by
investing in
'investment grade' tax-exempt securities having a maturity
of 13 months or less
and whose ratings are within the 2 highest ratings
categories by a nationally
recognized statistical rating organization, or if not rated, are of comparable
quality. The ability of the issuers of the securities held
by the Series to meet
their obligations may be affected by economic developments
in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. The Fund amortizes premiums and accretes
original issue discount
on portfolio securities as adjustments to interest income.
Expenses are recorded
on the accrual basis which may require the use of certain
estimates by
management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly. Income distributions
and capital gain
distributions are determined in accordance with income tax
regulations which may
differ from generally accepted accounting principles. Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the services of PIC,
the compensation of officers of the Fund, occupancy and
certain clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Fund. The Fund
compensated PIMS for distributing and servicing the Fund's
shares pursuant to
the plans of the distribution regardless of expenses
actually incurred by them.
The Fund reimburses PIMS for distributing and servicing the
Fund's shares
pursuant to the plan of distribution at an annual rate of
 .125 of 1% of the
Fund's average daily net assets. The distribution fees are
accrued daily and
payable monthly.
PIFM, PIC and PIMS are indirect wholly owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $7,400 for
the services of PMFS.
As of February 28, 1999, approximately $1,200 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------

                                      PRUDENTIAL MUNICIPAL
SERIES FUND
Financial Highlights (Unaudited)      MASSACHUSETTS MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended                    Year Ended August 31,

February 28,     -------------------------------------------

1999          1998        1997        1996        1995

------       -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................      $   1.00       $
1.00     $  1.00     $  1.00     $  1.00
Net investment income and realized
gains...........................           .01           .03
 .03(a)      .03(a)    .03(a)
Dividends and distributions to
shareholders........................          (.01)
(.03)       (.03)       (.03)       (.03)

------       -------     -------     -------     -------
Net asset value, end of
period.....................................      $   1.00
$  1.00     $  1.00     $  1.00     $  1.00

------       -------     -------     -------     -------

------       -------     -------     -------     -------
TOTAL
RETURN(b):..................................................
 .          1.16%         2.77%       3.08%       3.12%
3.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................      $ 58,542
$62,460     $53,441     $50,511     $56,822
Average net assets
(000)...........................................      $
57,128       $55,540     $53,078     $54,689     $42,919
Ratios to average net assets:
   Expenses, including distribution
fees...........................           .91%(c)       .84%
 .54%(a)     .55%(a)  .63%(a)
   Expenses, excluding distribution
fees...........................           .78%(c)       .71%
 .42%(a)     .43%(a)  .50%(a)
   Net investment
income...........................................
2.32%(c)      2.73%       3.04%(a)    3.08%(a) 3.14%(a)

1994

-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $  1.00
Net investment income and realized
gains...........................      .02(a)
Dividends and distributions to
shareholders........................     (.02)

-------
Net asset value, end of
period.....................................  $  1.00

-------

-------
TOTAL
RETURN(b):..................................................
 .     1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $37,278
Average net assets
(000)...........................................  $42,427
Ratios to average net assets:
   Expenses, including distribution
fees...........................      .62%(a)
   Expenses, excluding distribution
fees...........................      .50%(a)
   Net investment
income...........................................
1.86%(a)

---------------
(a) Net of management fee waiver.
(b) Total return includes reinvestment of dividends and
distributions. Total
    return for periods of less than a full year are not
annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077


(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                        BULK RATE
Gateway Center Three                          U.S. POSTAGE
100 Mulberry Street                              PAID
Newark, NJ  07102-4077                        Permit 6807
(800) 225-1852                                New York, NY

74435M630   MF153E2




(ICON)

Prudential
Municipal
Series Fund
------------------------
North Carolina Series


SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
North Carolina Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained as investors fleeing a global financial crisis purchased the securities. As the financial chaos subsided and investors sold Treasuries, tax-exempt bonds also erased some of their early price increases. Nevertheless, your Prudential Municipal
Series Fund--North Carolina Series' Class A shares provided a return that slightly exceeded the average fund tracked by Lipper, Inc. Taking profits on some of our bonds helped boost the Series' returns.

Cumulative Total Returns1                                As
of 2/28/99
                     Six     One         Five
Ten                Since
                    Months   Year        Years
Years            Inception2
Class A             1.80%   5.21%    31.99%  (31.76)
N/A           86.40%   (86.08)
Class B             1.62    4.72     29.31   (29.08)
92.16%  (91.82)    169.13   (164.25)
Class C             1.49    4.46          N/A
N/A           30.67    (30.44)
Lipper NC Muni
  Debt Fund Avg.3   1.77    5.10         31.29
99.03               ***

Average Annual Total Returns1                             As
of 3/31/99
            One        Five           Ten             Since
            Year       Years         Years
Inception2
Class A     1.76%   5.97% (5.93)       N/A         6.65%
(6.63)
Class B    -0.57    6.04  (6.01)   6.74% (6.72)    7.25
(7.11)
Class C     2.13        N/A            N/A         5.65
(5.61)

Distributions & YieldsAs of 2/28/99
                                                 Taxable
Equivalent Yield4
             Total Distributions      30-Day          At Tax
Rates Of
              Paid for Six Mos.      SEC Yield         36%
39.6%
Class A           $0.33               3.33%           5.64%
5.98%
Class B           $0.31               3.19            5.40
5.73
Class C           $0.29               2.91            4.93
5.22

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before
November 2, 1998 have a 1% CDSC if sold within one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 2/13/85; and
Class C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the North
Carolina
Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 85.76% for Class A;
194.04%
for Class B; and 35.00% for Class C based on all funds in each share class.

How Investments Compared.
   (As of 2/28/99)
      (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These
returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

James M. Murphy, Fund Manager
(PHOTO)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from federal income taxes and North Carolina state income taxes, consistent with preservation of capital.
Certain
shareholders may be subject to the alternative minimum tax, however. There can be no assurance the Series will achieve its investment objective.

Key Municipal Bond Index Tumbles.

Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.


Strategy Session.

Maintaining a
Longer Duration.
We thought long-term interest rates would continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread from Asia to
Russia and Latin America in mid-summer. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the United States.

We based our strategy on this anticipated decline in long-term interest rates. Therefore, our primary aim was to maintain a longer-than-average duration, which is a measure of the Series' sensitivity to fluctuations in interest rates. A longer duration would generally enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices continued to climb. We lengthened the Series' duration to 7.39 years as of February 28, 1999 from 7.19 years on August 31, 1998.

In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately 26% of its total investments throughout the six-month period. Noncallable bonds tend to perform well when debt markets rally because the bonds are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds, which typically trade at deep discounts to their maturity value. Their prices therefore have plenty of room to rise when interest rates fall.

   Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

What Went Well.

We Took Profits.
We enhanced the Series' returns by taking profits on some of our lower-rated municipal bonds, including debt securities of the United Church Retirement Homes and industrial development bonds of Champion International Corp. The
Series also benefited after its Pitt County Memorial
Hospital bonds appreciated in value when they became backed by direct obligations of the U.S. government.
Because the hospital bonds now have little, if any, credit risk, Moody's Investors Service upgraded them from AA3 to AAA, its top credit rating.


And Not So Well.
"Flight-to-Quality"
Trend Reversed.

The Series' longer-than-average duration helped its shares increase in value as municipal bonds rallied in sympathy with U.S. Treasuries during September and early October.
Prices of Treasuries soared as concern about global financial turmoil fueled a "flight-to-quality" trend among increasingly risk-averse investors. However, we should have cut the Series' duration after this trend began to reverse and prices of Treasuries and municipal bonds fell. A shorter duration would have made the Series' shares less sensitive to the sell-off.

The "flight-to-quality" trend died out as the Federal
Reserve
repeatedly eased U.S. monetary policy in the autumn to calm financial markets and restore faith in the U.S. economy. As a result, investors sold Treasuries and purchased riskier assets with renewed confidence. We initially believed the bond market rally would resume because we expected the U.S.
economy to lose steam in the fourth quarter of 1998. But to our surprise, economic growth accelerated, prompting investors to push bond prices lower and yields higher amid concern that the powerful economy could spark a resurgence in inflation.


Five Largest Issuers.
12.8%  North Carolina Eastern
       Muni Power Agency
9.2%   North Carolina Power
       Agency No. 1
6.0%   North Carolina Medical
       Care Community
       Hospital
4.7%   Pitt County Certificate
       of Participation
4.5%   Puerto Rico
       Commonwealth

Expressed as a percentage of net assets as of 2/28/99.

      Credit Quality.
  Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience. However, we do not think the rally in tax-exempt bonds is over. We believe U.S. economic growth will continue to slow from the torrid pace of late 1998. Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

A Message to Our Shareholders                        April
19, 1999
(PHOTO)

Dear Shareholder,
For the last several months, major index advances have been driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NORTH CAROLINA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--99.3%
------------------------------------------------------------
------------------------------------------------------------
------
Asheville Hsg. Auth. Multifam. Rev., Woodridge Apts.,
   G.N.M.A., A.M.T.
AAA(b)        5.70%      11/20/19   $    750      $
778,605
Buncombe Cnty., Pub. Impvt. Bonds
AAA(b)        6.90        3/01/09      1,000
1,020,520
Charlotte Mecklenberg Hosp.,
   Hlth. Care Sys. Rev.
AA(b)         6.25        1/01/20        430 (d)
467,831
   Hlth. Care Sys. Rev.
Aa3           6.25        1/01/20        320
343,098
   Hlth. Care Sys. Rev.
Aa3           5.875       1/15/26      1,000
1,078,000
Charlotte Spec. Fac. Rev., US Airways, A.M.T.
NR            5.60        7/01/27        500
490,215
Charlotte Wtr. & Swr.
Aaa           6.20        6/01/17      1,500 (d)
1,645,200
Charlotte Wtr. & Swr.
Aaa           5.90        2/01/19      1,000 (d)
1,109,720
City of Greensboro, Enterprise Sys. Rev., Ser. A
A1            5.30        6/01/15      1,000
1,037,430
Columbus Ind. Fac. & Poll. Fin. Auth., Intl. Paper Co.
Proj.,
   A.M.T.
A3            6.15        4/01/21      1,000
1,069,380
Concord Util. Sys. Rev., M.B.I.A.
Aaa           5.50       12/01/14      1,000
1,062,750
Fayetteville, Cert. of Part., San. Swr. & Pub. Impvt.,
   A.M.B.A.C.
Aaa           6.875      12/01/08      1,000 (d)
1,048,860
Guam Airport Auth. Rev., Ser. B, A.M.T.
BBB(b)        6.60       10/01/10      1,000
1,102,140
Guam Pwr. Auth. Rev.,
   Ser. A, 1994
BBB(b)        6.625      10/01/14        250
279,780
   Ser. A, 1994
BBB(b)        6.75       10/01/24        525
590,751
Halifax Cnty., Ind. Facs. & Poll. Cntrl., Fin. Auth. Env.
   Impvt. Rev.,
   Champion Intl. Corp. Proj., Ser. A
Baa1          5.45       11/01/33      1,000
960,840
Lenoir Hsg. Auth. Mtge. Rev., Caldwell Garden Apt. Proj.,
Ser.
   A, G.N.M.A.
AAA(b)        5.70        8/20/24      1,000
1,040,830
Lincoln Cnty., Gen. Oblig., Ref., F.G.I.C.
Aaa           5.10        6/01/09      1,170
1,234,572
New Hanover Cnty. Hosp. Rev., Regl. Med. Ctr. Proj.,
   A.M.B.A.C.
Aaa           5.75       10/01/26      1,000
1,062,050
No. Carolina Eastn. Mun. Pwr. Agcy.,
   Pwr. Sys. Rev., Ser. A
Baa1          6.40        1/01/21      1,000
1,057,690
   Pwr. Sys. Rev., Ser. A, E.T.M.
Aaa           6.50        1/01/18      1,995

2,398,489
   Pwr. Sys. Rev., Ser. B
Aaa           6.00        1/01/26        650 (d)
744,269
   Pwr. Sys. Rev., A.M.B.A.C.
Aaa           6.00        1/01/18      1,000
1,131,610
   Pwr. Sys. Rev., M.B.I.A.
Aaa           6.50        1/01/18      1,005
1,198,533
No. Carolina Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser.
TT,
   A.M.T.
Aa2           5.70        9/01/26      1,000
1,033,550
No. Carolina Med. Care Comn., Hlth. Care Facs. Rev., Stanley
   Mem. Hosp. Proj.
Baa1          7.80       10/01/19        650 (d)
681,174
No. Carolina Med. Care Comn., Hosp. Rev.,
   Annie Pen Mem. Hosp. Proj.
Baa3          7.50        8/15/21      1,000 (d)
1,122,200
   Rex Hosp. Proj.
A1            6.25        6/01/17      1,750 (d)
1,950,673

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NORTH CAROLINA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
No. Carolina Mun. Pwr. Agcy.,
   No. 1 Catawba Elec. Rev., A.M.B.A.C.
Aaa           5.25%       1/01/09   $  1,000      $
1,073,060
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa           6.00        1/01/10      1,250
1,420,963
   No. 1 Catawba Elec. Rev., M.B.I.A.
Aaa           7.22        1/01/12      2,000 (c)
2,205,000
Northern Hosp. Dist., Surry Cnty. Hlth. Care Facs. Rev.
Ba1           7.875      10/01/21      1,500
1,616,370
Pitt Cnty., Cert. of Part., Pub. Facs.,
   Ser. A, M.B.I.A.
Aaa           5.55        4/01/12      1,500
1,623,060
   Ser. B, M.B.I.A.
Aaa           5.40        4/01/08        700
760,732
Pitt Cnty. Rev., Pitt Cnty. Mem. Hosp.
Aaa           5.25       12/01/21      1,500
1,547,025
Puerto Rico Commonwlth., Hwy. & Trans.,
   Ser. A, A.M.B.A.C.
Aaa         Zero          7/01/15      1,000
457,590
   Ser. A, A.M.B.A.C.
Aaa         Zero          7/01/16      1,000
432,540
Puerto Rico Commonwlth.,
   Cap. Apprec. Ref., Pub. Impvt.
Baa1        Zero          7/01/15      2,150
965,156
   Ser. A, M.B.I.A.
Aaa           6.25        7/01/10      1,240
1,346,070
Puerto Rico Ind. Med. & Environ. Poll. Ctrl. Facs., Upjohn
Co.
   Auth. Rev.
A1            7.50       12/01/23        500
517,175
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.
Aaa           7.123       1/25/07      1,000 (c)
1,108,750
Union Cnty. Wtr. & Swr., Solid Waste Rev.
A1            6.50        4/01/07        850 (d)
918,170
University of No. Carolina, Chapel Hill Hosp. Rev.,
   Util. Sys. Rev.
Aa2         Zero          8/01/16      1,500
637,470
   Util. Sys. Rev.
Aa2         Zero          8/01/18      1,400
529,200
   Util. Sys. Rev.
Aa2         Zero          8/01/19      2,715
970,341
Virgin Islands Pub. Fin. Auth. Rev.,
   Ser. E
NR            5.875      10/01/18        375
386,591
   Ser. E
NR            6.00       10/01/22        500
519,455
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR            7.75       10/01/06        335 (d)
368,302
Wake Cnty. Hosp. Rev., E.T.M., M.B.I.A.
Aaa           5.125      10/01/26      1,000
1,026,160
Winston Salem, Sngl. Fam. Mtge. Rev., A.M.T.
A1            8.00        9/01/07        295
259,018
Winston Salem, Wtr. & Swr. Sys. Rev., Ser. B
Aa2           5.70        6/01/17      1,000
1,064,230

-----------
Total long-term investments (cost $46,546,129)
50,493,188
SHORT-TERM INVESTMENT--0.04%
Martin Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth. Rev.,
   Weyerhaueser Co. Proj.
   (cost $199,250)
A2            8.50        6/15/99        200
203,186

-----------
Total Investments--99.7%
(cost $46,745,379; Note 4)
50,696,374
Other assets in excess of liabilities--0.3%
159,352

-----------
Net Assets--100%
$50,855,726

-----------

-----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NORTH CAROLINA SERIES
------------------------------------------------------------
--------------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    E.T.M.--Escrowed To Maturity.
    F.G.I.C.--Financial Guaranty Insurance Company.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at February
28, 1999.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                               NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$46,745,379)................................................
 .................         $50,696,374
Interest
receivable..................................................
 ....................................             708,399
Recievable for Series shares
sold........................................................
 ................              56,180
Receivable for investments
sold........................................................
 ..................              45,000
Other
assets......................................................
 .......................................                 999

-----------------
   Total
assets......................................................
 ....................................          51,506,952

-----------------
Liabilities
Bank
overdraft...................................................
 ........................................             493,238
Accrued
expenses....................................................
 .....................................              85,706
Dividends
payable.....................................................
 ...................................              23,012
Management fee
payable.....................................................
 ..............................              19,601
Distribution fee
payble......................................................
 ............................              13,707
Payable for Series shares
reacquired..................................................
 ...................              11,489
Deferred trustee's
fees........................................................
 ..........................               4,473

-----------------
   Total
liabilities.................................................
 ....................................             651,226

-----------------
Net
Assets......................................................
 .........................................
$50,855,726

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........         $    43,963
   Paid-in capital in excess of
par.........................................................
 .............          46,869,108

-----------------

46,913,071
   Distributions in excess of net realized gain on
investments...........................................
(8,339)
   Net unrealized appreciation on
investments.................................................
 ...........           3,950,994

-----------------
Net assets, February 28,
1999........................................................
 ....................         $50,855,726

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($30,612,443 / 2,646,796 shares of beneficial interest
issued and outstanding).....................
$11.57
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .36

-----------------
   Maximum offering price to
public......................................................
 ................               $11.93

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($20,213,263 / 1,746,957 shares of beneficial interest
issued and outstanding).....................
$11.57

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($30,020 / 2,594 shares of beneficial interest issued
and outstanding).............................
$11.57
   Sales charge (1% of offering
price)......................................................
 .............                  .12

-----------------
   Offering price to
public......................................................
 ........................               $11.69

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
  Interest.................................      $ 1,433,104
                                              --------------
---
Expenses
  Management fee...........................          127,800
  Distribution fee--Class A................           22,558
  Distribution fee--Class B................           52,207
  Distribution fee--Class C................              111
  Custodian's fees and expenses............           37,000
  Transfer agent's fees and expenses.......           17,000
  Registration fees........................           12,000
  Reports to shareholders..................           10,000
  Audit fee and expenses...................            5,000
  Legal fees and expenses..................            5,000
  Trustee's fees...........................            2,000
  Miscellaneous............................            1,786
                                              --------------
---
     Total expenses........................          292,462
Less: Custodian fee credit.................
(259)
                                              --------------
---
  Net expenses.............................          292,203
                                              --------------
---
Net investment income......................        1,140,901
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
  Investment transactions..................           84,771
  Financial futures transactions...........
(52,315)
                                              --------------
---
                                                      32,456
Net change in unrealized depreciation on:
  Investments..............................
(315,692)
                                              --------------
---
Net loss on investments....................
(283,236)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $   857,665
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NORTH CAROLINA SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                      Six Months
                                        Ended         Year
Ended
Increase (Decrease)                  February 28,     August
31,
in Net Assets                            1999
1998
Operations
  Net investment income............  $ 1,140,901     $
2,448,496
  Net realized gain on investment
     transactions..................       32,456
467,783
  Net change in unrealized
     appreciation (depreciation) of
     investments...................     (315,692 )
1,410,422
                                     ------------    -------
-----
  Net increase in net assets
     resulting from operations.....      857,665
4,326,701
                                     ------------    -------
-----
Dividends and distributions (Note
  1):
  Dividends from net investment income
     Class A.......................     (696,203 )
(1,417,583)
     Class B.......................     (444,105 )
(1,029,623)
     Class C.......................         (593 )
(1,290)
                                     ------------    -------
-----
                                      (1,140,901 )
(2,448,496)
                                     ------------    -------
-----
  Distributions from net realized
     gains
     Class A.......................     (152,984 )
(3,350)
     Class B.......................     (100,928 )
(2,696)
     Class C.......................         (148 )
(2)
                                     ------------    -------
-----
                                        (254,060 )
(6,048)
                                     ------------    -------
-----
Series share transactions (net of
  share conversions) (Note 5):
  Net proceeds from shares sold....    1,915,423
1,884,417
  Net asset value of shares issued
     in reinvestment of dividends
     and distributions.............      751,525
1,223,860
  Cost of shares reacquired........   (3,178,563 )
(7,439,832)
                                     ------------    -------
-----
  Net decrease in net assets from
     Series share transactions.....     (511,615 )
(4,331,555)
                                     ------------    -------
-----
Total decrease.....................   (1,048,911 )
(2,459,398)
Net Assets
Beginning of period................   51,904,637
54,364,036
                                     ------------    -------
-----
End of period......................  $50,855,726     $
51,904,637
                                     ------------    -------
-----
                                     ------------    -------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of 11 series. The
monies of each series are invested in separate,
independently managed
portfolios. The North Carolina Series (the 'Series')
commenced investment
operations in February 1985. The Series is diversified and
its investment
objective is to maximize current income that is exempt from
North Carolina State
and federal income taxes consistent with the preservation of capital and, in
conjunction therewith, the Series may invest in debt
securities with the
potential for capital gain. The Series seeks to achieve this objective by
investing primarily in North Carolina State, municipal and
local government
obligations and obligations of other qualifying issuers. The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuation
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities, or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount on portfolio securities as adjustments to interest
income. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
--------------------
                                       8

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                 NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers and
employees of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Class A, Class B and
Class C shares of the Fund. The Fund compensated PIMS for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of the Class A, B
and C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the period September 1, 1998 through December 31, 1998.
Effective January 1,
1999 such expenses under the Plans were .25 of 1%, .50 of 1%
and .75 of 1% of
the average daily net assets of the Class A, B and C shares, respectively.
PIMS has advised the Series that it received approximately
$2,400 in front-end
sales charges resulting from sales of Class A shares during
the six months ended
February 28, 1999. From these fees, PIMS paid such sales
charges to affiliated
broker-dealers, which in turn paid commissions to
salespersons and incurred
other distribution costs.
PIMS has advised the Series that during the six months ended
February 28, 1999,
it received approximately $10,000 in contingent deferred
sales charges imposed
upon certain redemptions by Class B shareholders.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Series did not borrow any amounts pursuant
to the Agreement
during the six months ended February 28, 1999. The Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $8,100 for
the services of PMFS.
As of February 28, 1999, approximately $1,300 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1999 were
$3,419,480 and
$3,331,065, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1999, was substantially the same as for financial reporting
purposes and
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $3,950,995 (gross unrealized appreciation-
$3,996,464; gross
unrealized depreciation-$45,469).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class
A shares are sold
with a front-end sales charge of up to 3%. Class B shares
are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Class C shares are sold
with a front-end
sales charge of 1% and a contingent deferred sales charge of
1% during the first
18 months. Prior to November 2, 1998, Class C shares were
sold with a contingent
deferred sales charge of 1% during the first year. Class B
shares will
automatically convert to Class A shares on a quarterly basis approximately seven
years after purchase. A
------------------------------------------------------------
--------------------
                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                             NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------
special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1999:
Shares sold.........................      50,887    $
594,418
Shares issued in reinvestment of
  dividends and distributions.......      38,870
452,118
Shares reacquired...................    (135,414)
(1,578,405)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................     (45,657)
(531,869)
Shares issued upon conversion from
  Class B...........................     112,898
1,321,394
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      67,241    $
789,525
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      59,805    $
689,711
Shares issued in reinvestment of
  dividends and distributions.......      61,184
704,193
Shares reacquired...................    (340,697)
(3,915,222)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (219,708)
(2,521,318)
Shares issued upon conversion from
  Class B...........................     198,171
2,280,593
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................     (21,537)   $
(240,725)
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................     113,000    $
1,320,707
Shares issued in reinvestment of
  dividends and distributions.......      25,692
299,009
Shares reacquired...................    (137,057)
(1,600,158)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................       1,635
19,558
Shares reacquired upon conversion
  into Class A......................    (112,840)
(1,321,394)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (111,205)   $
(1,301,836)
                                      ----------    --------
----
                                      ----------    --------
----
Class B                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     102,504    $
1,180,465
Shares issued in reinvestment of
  dividends and distributions.......      45,084
519,030
Shares reacquired...................    (301,758)
(3,476,241)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (154,170)
(1,776,746)
Shares reacquired upon conversion
  into Class A......................    (198,135)
(2,280,593)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................    (352,305)   $
(4,057,339)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................          25    $
298
Shares issued in reinvestment of
  dividends
  and distributions.................          34
398
Shares reacquired...................          --
--
                                      ----------    --------
----
Net increase in shares
  outstanding.......................          59    $
696
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................       1,231    $
14,241
Shares issued in reinvestment of
  dividends
  and distributions.................          56
637
Shares reacquired...................      (4,208)
(48,369)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................      (2,921)   $
(33,491)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       10

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Class A
                                                          --
------------------------------------------------------------
---------

Six Months

Ended                         Year Ended August 31,

February 28,     -------------------------------------------
-----------

1999          1998        1997        1996        1995
1994
                                                          --
----------     -------     -------     -------     -------
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.69       $ 11.28     $ 11.06     $ 11.19     $ 11.06
$12.04

------       -------     -------     -------     -------
------
Income from investment operations
Net investment income..................................
 .27           .55         .54(a)      .53(a)      .60(a)
 .61
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.06)          .41         .38        (.01)        .13
(.76)

------       -------     -------     -------     -------
------
   Total from investment operations....................
 .21           .96         .92         .52         .73
(.15)

------       -------     -------     -------     -------
------
Less distributions
Dividends from net investment income...................
(.27)         (.55)       (.54)       (.53)       (.60)
(.61)
Distributions in excess of net investment income.......
--            --(d)       --          --          --
--
Distributions from net realized gains..................
(.06)           --        (.16)       (.12)         --
(.22)

------       -------     -------     -------     -------
------
   Total distributions.................................
(.33)         (.55)       (.70)       (.65)       (.60)
(.83)

------       -------     -------     -------     -------
------
Net asset value, end of period.........................
$  11.57       $ 11.69     $ 11.28     $ 11.06     $ 11.19
$11.06

------       -------     -------     -------     -------
------

------       -------     -------     -------     -------
------
TOTAL RETURN(b):.......................................
1.80%         8.72%       8.58%       4.70%       6.86%
(1.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 30,612       $30,149     $29,350     $28,089     $26,519
$2,256
Average net assets (000)...............................
$ 30,458       $29,617     $29,055     $27,628     $15,244
$2,067
Ratios to average net assets:
   Expenses, including distribution fees...............
1.00%(c)       .84%        .93%(a)    1.03%(a)     .98%(a)
 .88%
   Expenses, excluding distribution fees...............
 .85%(c)       .74%        .83%(a)     .93%(a)     .88%(a)
 .78%
   Net investment income...............................
4.61%(c)      4.79%       4.87%(a)    4.78%(a)    5.25%(a)
5.31%
For Class A, B and C shares:
   Portfolio turnover rate.............................
7%           27%         35%         23%         28%
17%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Class B
                                                          --
------------------------------------------------------------
----------

Six Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
------------

1999          1998        1997        1996        1995
1994
                                                          --
----------     -------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.69       $ 11.29     $ 11.06     $ 11.19     $ 11.06
$ 12.05

------       -------     -------     -------     -------
-------
Income from investment operations
Net investment income..................................
 .25           .51         .50(a)      .49(a)      .55(a)
 .56
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.06)          .40         .39        (.01)        .13
(.77)

------       -------     -------     -------     -------
-------
   Total from investment operations....................
 .19           .91         .89         .48         .68
(.21)

------       -------     -------     -------     -------
-------
Less distributions
Dividends from net investment income...................
(.25)         (.51)       (.50)       (.49)       (.55)
(.56)
Distributions in excess of net investment income.......
--            --(d)       --          --          --
--
Distributions from net realized gains..................
(.06)           --        (.16)       (.12)         --
(.22)

------       -------     -------     -------     -------
-------
   Total distributions.................................
(.31)         (.51)       (.66)       (.61)       (.55)
(.78)

------       -------     -------     -------     -------
-------
Net asset value, end of period.........................
$  11.57       $ 11.69     $ 11.29     $ 11.06     $ 11.19
$ 11.06

------       -------     -------     -------     -------
-------

------       -------     -------     -------     -------
-------
TOTAL RETURN(b):.......................................
1.62%         8.19%       8.25%       4.28%       6.44%
(1.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 20,213       $21,726     $524,952    $31,029     $40,119
$69,448
Average net assets (000)...............................
$ 21,056       $23,460     $27,703     $35,605     $51,963
$73,606
Ratios to average net assets:
   Expenses, including distribution fees...............
1.35%(c)      1.24%       1.33%(a)    1.43%(a)    1.34%(a)
1.28%
   Expenses, excluding distribution fees...............
 .85%(c)       .74%        .83%(a)     .93%(a)     .84%(a)
 .78%
   Net investment income...............................
4.25%(c)      4.39%       4.47%(a)    4.37%(a)    5.10%(a)
4.89%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.

(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           NORTH CAROLINA
SERIES
------------------------------------------------------------
--------------------

Class C
                                                          --
------------------------------------------------------------
---------

August 1,

Six Months
1994(d)

Ended                  Year Ended August 31,
through

February 28,     ---------------------------------------
August 31,

1999          1998       1997       1996       1995
1994
                                                          --
----------     ------     ------     ------     ------     -
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.69       $11.29     $11.06     $11.19     $11.06
$11.09

------       ------     ------     ------     ------
-----
Income from investment operations
Net investment income..................................
 .23          .48        .47(a)     .46(a)     .52(a)
 .04
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.06)         .40        .39       (.01)       .13
(.03)

------       ------     ------     ------     ------
-----
   Total from investment operations....................
 .17          .88        .86        .45        .65
 .01

------       ------     ------     ------     ------
-----
Less distributions
Dividends from net investment income...................
(.23)        (.48)      (.47)      (.46)      (.52)
(.04)
Distributions in excess of net investment income.......
--           --(e)      --         --         --           -
-
Distributions from net realized gains..................
(.06)          --       (.16)      (.12)        --
--

------       ------     ------     ------     ------
-----
   Total distributions.................................
(.29)        (.48)      (.63)      (.58)      (.52)
(.04)

------       ------     ------     ------     ------
-----
Net asset value, end of period.........................
$  11.57       $11.69     $11.29     $11.06     $11.19
$11.06

------       ------     ------     ------     ------
-----

------       ------     ------     ------     ------
-----
TOTAL RETURN(b):.......................................
1.49%        7.92%      7.98%      4.03%      6.17%
 .02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$     30       $   30     $   62     $   72     $   53
$   10
Average net assets (000)...............................
$     30       $   31     $   68     $   69     $   32
$    5
Ratios to average net assets:
   Expenses, including distribution fees...............
1.60%(c)     1.49%      1.58%(a)   1.68%(a)   1.63%(a)
1.67%(c)
   Expenses, excluding distribution fees...............
 .85%(c)      .74%       .83%(a)    .93%(a)    .88%(a)
 .92%(c)
   Net investment income...............................
4.00%(c)     4.14%      4.22%(a)   4.14%(a)   4.59%(a)
5.06%(c)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds               BULK RATE
Gateway Center Three                 U.S. POSTAGE
100 Mulberry Street                     PAID
Newark, NJ  07102-4077               Permit 6807
(800) 225-1852                       New York, NY


74435M812
74435M820   MF126E2
74435M515




(ICON)

Prudential
Municipal
Series Fund
--------------------
New Jersey Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
New Jersey Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained as investors fleeing a global financial crisis purchased the securities. As the financial chaos subsided and investors sold Treasuries, tax-exempt bonds also erased some of their early price increases. Nevertheless, your Prudential Municipal
Series Fund--New Jersey Series' Class A shares provided a return that exceeded the average fund tracked by Lipper, Inc. Taking profits on some of our lower-rated bonds helped boost the Series' returns.

Cumulative Total Returns1                            As of
2/28/99
                   Six     One         Five
Ten                Since
                  Months   Year        Years
Years             Inception2
Class A            2.25%   5.74%   32.29%  (31.70)
N/A          93.38%   (89.92)
Class B            2.07    5.24    29.71   (29.13)   101.92%
(97.06)   120.19   (114.30)
Class C            1.94    4.98         N/A
N/A          31.06    (30.59)
Class Z            2.42    5.87         N/A
N/A          16.12
Lipper NJ Muni
Debt Fund Avg.3    1.96    5.22        31.88
110.23              ***

Average Annual Total Returns1                             As
of 3/31/99
             One        Five            Ten           Since
             Year       Years          Years
Inception2
Class A      2.63%   5.98% (5.88)       N/A         7.09%
(6.88)
Class B      0.42    6.05  (5.96)   7.27% (7.01)    7.39
(7.11)
Class C      3.11        N/A            N/A         5.73
(5.65)
Class Z      5.95        N/A            N/A         6.68

Distributions & Yields                           As of
2/28/99
                                               Taxable
Equivalent Yield4
           Total Distributions      30-Day          At Tax
Rates Of
            Paid for Six Mos.     SEC Yield      36%
39.6%
<ST>
Class A         $0.36               3.67%       6.12%
6.49%
Class B         $0.34               3.54        5.91
6.26
Class C         $0.33               3.26        5.44
5.76
Class Z         $0.37               4.04        6.74
7.14

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before
November 2, 1998 have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 3/4/88; Class
C,
8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the New
Jersey Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 94.74% for Class A;
125.03% for
Class B; 34.88% for Class C; and 14.66% for Class Z based on all funds in each share class.

How Investments Compared.
    (As of 2/28/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Scott Diamond, Fund Manager                 (PHOTO)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from New Jersey state income taxes and federal income taxes, consistent with the preservation of capital. Certain shareholders may be subject to the federal alternative minimum tax (AMT), however, because some of the Series' bonds may be AMT eligible. There can be no assurance that the Series will achieve its investment objective.


Key Municipal Bond Index Tumbles.
Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.

Strategy Session.
An Expected Fall in
Interest Rates.
We expected long-term interest rates to fall throughout the reporting period because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread from Asia to Russia and Latin
America in
mid-summer. The overseas turmoil was expected to slow U.S.
economic growth as struggling countries in Asia and Latin
America purchased fewer goods and services from the United
States. Therefore, we aimed to keep the Series' duration longer than its peer group. Duration is a measure of sensitivity to interest rate changes. A longer duration would generally enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal prices continued to climb.

In order to sustain a longer duration, we increased the Series' holdings in noncallable municipal bonds. Noncallable bonds tend to perform well when debt markets rally because the bonds can appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds, which typically trade at a deep discount to their maturity value. Their prices have plenty of room to rise when interest rates fall.

    Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

What Went Well.

Taking Profits.
We were concerned about the state of the healthcare industry due to laws that would decrease Medicaid and Medicare reimbursement payments to hospitals. We therefore decided to reduce the Series' exposure to hospital bonds in order to lower its credit risk. Moreover, we sold some of these lower-rated bonds at a profit, which helped to boost Series' returns. After we sold one of our holdings, the price of the bonds declined sharply because Standard & Poor's downgraded their credit rating.

Increased Credit Quality.
Your Series' performance was bolstered when some of its bonds increased in value after being prerefunded. Bonds that are prerefunded become backed by direct obligations of the U.S. government, which significantly improves their credit quality.
Specifically, the Series held Hudson County Solid Waste bonds, whose rating rose to AAA from BBB when they were prerefunded.
Because the credit rating was greatly improved, the price of the bonds also increased dramatically.

Boosting Our Yield.
We purchased non-rated bonds of the New Jersey Educational Facilities Authority for Fairleigh Dickinson University. We believe the university's financial outlook has improved primarily as a result of its climbing enrollment. Because the bonds are non-rated, they provided a substantial yield that enhanced the Series' returns.

Noncallable Bonds Helped.
The Series modestly benefited from its increased exposure to noncallable municipal bonds from September through early October 1998, when interest rates fell and these bonds were not able to be retired by the issuer. By early October, the Bond Buyer Revenue Bond Index, a weekly average of long-term tax-exempt yields, fell to 5.09%, its lowest yield since the Index began in 1979. Soon after, however, municipal bond yields trended higher and prices declined, in part because surprisingly strong economic growth renewed fears about inflation.

Five Largest Issuers.
6.3%   Jersey City
4.3%   New Jersey
       Transportation
       Trust Fund Authority
4.1%   Puerto Rico Electric
       Power Authority
3.8%   Puerto Rico
       Telephone Authority
3.7%   Monmouth County
       Impvt. Auth. Rev.
       Howell Twsp. Bd. of Ed.

Expressed as a percentage of net assetsas of 2/28/99.

       Credit Quality.
  Expressed as a percentage of
total investments as of 2/28/99.
        (PIE CHART)


Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience.
However, we do not think the rally in tax-exempt bonds is over.
We believe U.S. economic growth will continue to slow from the torrid pace of late 1998. Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

A Message to Our Shareholders                         April
19, 1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY SERIES
------------------------------------------------------------
--------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.8%
------------------------------------------------------------
------------------------------------------------------------
------
Bayshore Regl. Sewage Auth. Rev., M.B.I.A.               Aaa
5.50%     4/01/12       $  3,000         $  3,233,400
Bergen Cnty., Utils. Auth., Wtr. Poll. Ctrl. Rev.,
   Ser. B, F.G.I.C.                                      Aaa
5.75      12/15/05         1,000            1,107,650
Camden Cnty. Mun. Utils. Auth. Ref., F.G.I.C.            Aaa
5.25      7/15/17          1,000            1,031,460
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev.,
   Atlantic City Elec. Co., M.B.I.A.                     Aaa
6.80      3/01/21          2,615            3,259,205
East Orange Bd. of Ed. Cert.,
   Cap. Apprec., F.S.A.                                  Aaa
Zero       8/01/18          1,420              535,752
   Cap. Apprec., F.S.A.                                  Aaa
Zero       2/01/22          2,845              889,148
   Cap. Apprec., F.S.A.                                  Aaa
Zero       2/01/24          1,845              519,459
Edison Twnshp., Gen. Oblig., A.M.B.A.C.                  Aaa
6.00      1/01/08          5,390            6,100,456
Evesham Mun. Utils. Auth. Rev., Ser. B, M.B.I.A.         Aaa
7.00      7/01/10          2,000            2,089,320
Hammonton, Gen. Oblig., A.M.B.A.C.                       Aaa
6.85      8/15/03            500              564,325
Hammonton, Gen. Oblig., A.M.B.A.C.                       Aaa
6.85      8/15/04            500              574,400
Hammonton, Gen. Oblig., A.M.B.A.C.                       Aaa
6.85      8/15/05            500              583,615
Hudson Cnty. Impvt. Auth. Facs., Lease Proj.
AAA(b)             5.25      10/01/14         3,045
3,168,383
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.         NR
7.10      1/01/20          2,005 (f)        2,241,931
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.
A+(b)              6.10      7/01/20          1,500 (f)
1,677,555
Hudson Cnty. Impvt. Auth., Solid Waste Sys. Rev.         BBB-
(b)            6.125     1/01/29          2,250
2,194,132
Jackson Twnshp. Sch. Dist., F.G.I.C.                     Aaa
6.60      6/01/04          1,020            1,151,907
Jackson Twnshp. Sch. Dist., F.G.I.C.                     Aaa
6.60      6/01/05            940            1,076,403
Jackson Twnshp. Sch. Dist., F.G.I.C.                     Aaa
6.60      6/01/10          1,600            1,917,760
Jackson Twnshp. Sch. Dist., F.G.I.C.                     Aaa
6.60      6/01/11          1,600            1,923,984
Jersey City Mun. Utils. Auth. Sewer Rev. Ref.            Aaa
5.25      12/01/14         1,725            1,831,657
Jersey City,
   Gen. Oblig., A.M.B.A.C.                               Aaa
6.00      10/01/09         2,000            2,277,720
   Gen. Oblig., A.M.B.A.C.                               Aaa
6.00      10/01/10         2,760            3,154,928
   Gen. Oblig., Ser. A                                   Aa3
6.25      10/01/12         3,080            3,606,403
   Gen. Oblig., Ser. A, F.S.A.                           Aaa
9.25      5/15/04          4,310            5,371,682
Lakewood Twnshp., Gen. Oblig., F.G.I.C.                  Aaa
6.60      12/01/04           450              514,391
Lakewood Twnshp., Gen. Oblig., F.G.I.C.                  Aaa
6.60      12/01/05           445              515,795
Lenape Regl. High Sch. Dist., Gen. Oblig., M.B.I.A.      Aaa
7.625     1/01/12            400              519,000
Middle Twnshp. Sch. Dist., F.G.I.C.                      Aaa
7.00      7/15/05          1,200            1,401,792
Middlesex Cnty. Certif. Part. Cap Apprec., M.B.I.A.      Aaa
Zero       6/15/25          1,250              327,550
Middlesex Cnty. Impvt. Auth., Utils. Sys. Rev.           Aaa
Zero       9/01/19          5,000            1,761,800
Middlesex Cnty. Utils. Auth. Sewer Rev. Ref., Ser.
   A, F.G.I.C.                                           Aaa
5.375     9/15/15          1,500            1,569,510
Millburn Twnshp. Sch. Dist., Brd. of Ed.                 Aaa
5.35      7/15/13          1,140            1,235,452
Millburn Twnshp. Sch. Dist., Brd. of Ed.                 Aaa
5.35      7/15/14          1,135            1,224,166
Millburn Twnshp. Sch. Dist., Brd. of Ed.                 Aaa
5.35      7/15/16          1,150            1,228,154
Millburn Twnshp. Sch. Dist., Brd. of Ed.                 Aaa
5.35      7/15/17          1,150            1,222,266

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY SERIES
------------------------------------------------------------
--------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Monmouth Cnty. Impvt. Auth. Rev.,
   Howell Twnshp. Brd. of Ed.
AA+(b)             6.55%     7/01/12       $  4,065 (f)
$  4,503,695
   Howell Twnshp. Brd. of Ed., A.M.B.A.C.
AAA(b)             6.50      7/15/04            765
861,535
   Howell Twnshp. Brd. of Ed., A.M.B.A.C.
AAA(b)             6.50      7/15/05            820
935,472
   Howell Twnshp. Brd. of Ed., A.M.B.A.C.
AAA(b)             6.50      7/15/06            875
1,008,814
   Howell Twnshp. Brd. of Ed., A.M.B.A.C.
AAA(b)             6.50      7/15/07            930
1,082,688
New Jersey Econ. Dev. Auth. Rev., Natural Gas Facs.,
   NUI Corp. Proj., M.B.I.A., A.M.T.                     Aaa
5.70      6/01/32          3,000            3,189,030
New Jersey Econ. Dev. Auth. Rev.,
   Ed. Testing Service, Ser. A, M.B.I.A.                 Aaa
5.90      5/15/15          2,000 (f)        2,247,980
   First Mtg. - Keswick Pines                            NR
5.75      1/01/24          2,250            2,192,062
   First Mtg. - Reformed Church Project A
BBB(b)             5.375     12/01/18         1,000
953,690
   First Mtg. - The Evergreens                           NR
5.875     10/01/12         1,200            1,219,908
   First Mtg. - The Evergreens                           NR
6.00      10/01/17         1,425            1,481,558
   First Mtg. - The Evergreens                           NR
6.00      10/01/22         1,400            1,449,882
   First Mtg. - The Leisure Park Marriott                NR
5.875     12/01/27         2,200            2,162,292
   Kaplowski Rd. Landfill                                NR
6.375     4/01/31          2,000            2,056,720
   Nat'l. Assoc. of Accountants                          NR
7.50      7/01/01            675              702,155
   Nat'l. Assoc. of Accountants                          NR
7.65      7/01/09            950            1,004,711
New Jersey Econ. Dev. Auth. Wtr. Facs. Rev., New
   Jersey American Wtr. Co., F.G.I.C., A.M.T.            Aaa
5.375     5/01/32          2,000            2,049,700
New Jersey Econ. Dev. Auth. Wtr. Facs., F.G.I.C.,
   A.M.T.                                                NR
9.376(d)  11/01/29         5,000            5,776,250
New Jersey Econ. Dev. Auth., Econ. Dev. Rev., Cap.
   Apprec.                                               NR
Zero       4/01/08            650              375,947
New Jersey Econ. Dist., Heating & Cool., Trigen
   Trenton Proj.                                         BBB-
(b)            6.20      12/01/10           600
631,344
New Jersey Ed. Facs. Auth. Rev.,
   Fairleigh Dickinson Univ., Ser. G                     NR
5.70      7/01/28          2,750 (c)        2,726,543
   Felician College of Lodi, Ser. D                      NR
7.375     11/01/22         1,275            1,398,101
   Inst. Advanced Study, Ser. G                          Aaa
5.00      7/01/28          3,000            3,004,260
   Princeton Theological, Ser. B                         Aaa
5.90      7/01/26          4,500            4,919,625
   Seton Hall Univ. Proj., Ser. D
Baa1               7.00      7/01/21          2,000
2,141,900
New Jersey Hlth. Care Facs. Fin. Auth. Rev.,
   Atlantic City Med. Ctr., Ser. C                       A3
6.80      7/01/11          2,500            2,736,100
   East Orange Gen. Hosp., Ser. B
BBB+(b)            7.75      7/01/20          2,250
2,369,722
   Jersey Shore Med. Ctr., A.M.B.A.C.                    Aaa
6.00      7/01/09          1,465            1,614,240
   Jersey Shore Med. Ctr., A.M.B.A.C.                    Aaa
6.25      7/01/21          1,500            1,666,770
   Kensington Cmnty. Med. Ctr., M.B.I.A.                 Aaa
7.00      7/01/20          3,450            3,661,933
   St. Joseph's Hosp. & Med. Ctr., Ser. A
AAA(b)             5.70      7/01/11          4,375
4,744,819
New Jersey St. Hsg. & Mtge. Fin. Agcy.,
   Ser. D, M.B.I.A., A.M.T.                              Aaa
7.70      10/01/29         2,115 (e)        2,174,474
   Rental Housing, Ser. B, A.M.T.                        AA-
(b)             6.75      11/01/11         2,190
2,320,918
New Jersey St. Hwy. Auth., Garden St. Pkwy. Gen.
   Rev.                                                  A1
5.20      1/01/08          2,000            2,138,780
New Jersey St. Hwy. Auth., Garden St. Pkwy. Gen.
   Rev.                                                  A1
6.20      1/01/10          3,035            3,499,173

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY SERIES
------------------------------------------------------------
--------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.        Aaa
6.50%     1/01/09       $  1,000         $  1,170,650
New Jersey St. Trans. Trust Fund Auth. Trans. Sys.       Aaa
5.75      6/15/14          3,500            3,784,375
New Jersey St. Trans. Trust Fund Auth. Trans. Sys.,
   Ser. B, M.B.I.A.                                      Aaa
6.50      6/15/11          5,000 (e)        5,967,900
North Brunswick Twnshp.,
   Brd. of Ed., Gen. Oblig.                              Aa
6.80      6/15/06            350              411,506
   Brd. of Ed., Gen. Oblig.                              Aa
6.80      6/15/07            350              416,937
   Gen. Oblig.,                                          A1
6.40      5/15/10            545 (f)          596,568
Northfield Brd. of Ed., F.S.A.                           Aaa
5.375     7/15/14          1,390            1,468,035
Northfield Brd. of Ed., F.S.A.                           Aaa
5.375     7/15/15          1,470            1,543,397
Ocean Cnty. Utils. Auth., Wastewater Rev.                Aa2
6.00      1/01/07          5,000            5,617,400
Paterson, Gen. Oblig., F.S.A.                            Aaa
6.50      2/15/05          2,000 (f)        2,179,040
Perth Amboy Brd. of Ed., M.B.I.A.                        Aaa
5.25      8/01/19            250              256,658
Pohatcong Twnshp. Sch. Dist., F.S.A.
AAA(b)             5.20      7/15/22          1,960
2,041,203
Port Auth. New York & New Jersey,
   Ser. 94                                               A1
5.80      12/01/13         2,500            2,719,700
   Ser. 96, F.G.I.C., A.M.T.                             Aaa
6.60      10/01/23         2,750            3,084,675
Puerto Rico Commonwealth Hwy. Auth. Rev., Ser. S
AAA(b)             6.50      7/01/22            750 (f)
829,455
Puerto Rico Commonwealth.,
   Gen. Oblig.
Baa1              Zero       7/01/15          2,250
1,010,047
   Gen. Oblig.
Baa1              Zero       7/01/16          2,500
1,065,000
Puerto Rico Elec. Pwr. Auth. Rev.,
   Ser. 94S, M.B.I.A.                                    Aaa
6.125     7/01/08          2,300            2,650,750
   Ser. 95X, M.B.I.A.                                    Aaa
6.00      7/01/12          3,295            3,665,061
   Ser. R
Baa1               6.25      7/01/17          2,800 (f)
3,070,984
Puerto Rico Public Bldgs. Auth. Rev., Ser. B Ser. B
Baa1               5.25      7/01/21          2,250
2,258,752
Puerto Rico Tel. Auth. Rev., Ser. I, M.B.I.A.,
   R.I.B.S.                                              Aaa
7.123(d)  1/25/07          7,875 (e)        8,731,407
Rutgers St. Univ. Rev., Ser. A                           A1
6.40      5/01/13          2,000 (e)        2,369,500
Salem Cnty. Indus. Poll. Ref., PSE & G Co., M.B.I.A.     Aaa
6.20      8/01/30          5,000            5,563,300
South River Sch. Dist., F.G.I.C.                         Aaa
5.00      12/01/13         1,300            1,355,185
South River Sch. Dist., F.G.I.C.                         Aaa
5.00      12/01/14         1,300            1,347,398
South River Sch. Dist., F.G.I.C.                         Aaa
5.00      12/01/15         1,230            1,266,617
Sparta Twnshp. Brd. of Ed., M.B.I.A.                     Aaa
5.75      9/01/14          1,000            1,110,550
Union City Sch. Impvt., F.S.A.                           Aaa
6.375     11/01/08         1,545            1,809,921
Union Cnty. Impvt. Auth. Rev.,
   Plainfield Brd. of Ed., F.G.I.C.                      Aaa
6.25      8/01/14          1,175 (f)        1,320,688
   Plainfield Brd. of Ed., F.G.I.C.                      Aaa
6.25      8/01/15          1,250 (f)        1,401,263
   Plainfield Brd. of Ed., F.G.I.C.                      Aaa
6.25      8/01/16          1,330 (f)        1,486,980

   Plainfield Brd. of Ed., F.G.I.C.                      Aaa
6.25      8/01/17          1,415 (f)        1,577,824
Virgin Islands Pub. Fin. Auth. Rev., Ser. E              NR
6.00      10/01/22         1,750            1,818,093
Washington Twnshp. Mun. Utils.,
   Cap. Apprec., Ser. A                                  Aaa
Zero       12/15/22         1,055              315,371
   Cap. Apprec., Ser. A                                  Aaa
Zero       12/15/25         1,055              272,127

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY SERIES
------------------------------------------------------------
--------------------

Principal

Moody's     Interest     Maturity       Amount
Value
Description (a)
Rating       Rate         Date          (000)
(Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
West Windsor Plainsboro Regional Sch. Dist.,
   F.G.I.C.                                              Aaa
5.50%     12/01/13      $  2,600         $  2,784,444
West Windsor Plainsboro Regional Sch. Dist.,
   F.G.I.C.                                              Aaa
5.50      12/01/14         2,700            2,873,448

------------
Total long-term investments
   (cost $206,192,356)
$223,817,511

------------
Total Investments--98.8%
(cost $206,192,356; Note 4)
223,817,511
Other assets in excess of liabilities--1.2%
2,711,557

------------
Net Assets--100%
$226,529,068

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.M.T.--Alternative Minimum Tax.
     F.G.I.C.--Financial Guaranty Insurance Company.
     F.S.A.--Financial Security Assurance.
     M.B.I.A.--Municipal Bond Insurance Association.
     R.I.B.S.--Residual Interest Bonds.
(b) Standard & Poor's Rating.
(c) Represents a when-issued security.
(d) Inverse floating rate bond. The coupon is inversely
indexed to a floating
    interest rate. The rate shown is the rate at February
28, 1999.
(e) All or partial principal amount segregated as collateral for when-issued
    security.
(f) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                       PRUDENTIAL MUNICIPAL
SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                            NEW JERSEY SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$207,421,226)...............................................
 .................      $   223,817,511
Cash........................................................
 .............................................
477,510
Interest
receivable..................................................
 ....................................            2,807,883
Receivable for Series shares
sold........................................................
 ................               99,275
Prepaid expenses and other
assets......................................................
 ..................                4,378

-----------------
   Total
assets......................................................
 ....................................          227,206,557

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              339,952
Dividends
payable.....................................................
 ...................................              106,597
Management fee
payable.....................................................
 ..............................               87,487
Accrued expenses and other
liabilities.................................................
 ..................               75,418
Distribution fee
payable.....................................................
 ............................               63,563
Deferred trustees'
fees........................................................
 ..........................                4,472

-----------------
   Total
liabilities.................................................
 ....................................              677,489

-----------------
Net
Assets......................................................
 .........................................      $
226,259,068

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $       202,038
   Paid-in capital in excess of
par.........................................................
 .............          209,286,174

-----------------

209,488,212
   Accumulated net realized gain on
investments.................................................
 .........              644,571
   Net unrealized appreciation on
investments.................................................
 ...........           16,396,285

-----------------
Net assets, February 28,
1999........................................................
 ....................      $   226,529,068

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($125,276,193 / 11,174,314 shares of beneficial
interest issued and outstanding)...................
$11.21
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .35

-----------------
   Maximum offering price to
public......................................................
 ................               $11.56

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($99,530,997 / 8,875,932 shares of beneficial interest
issued and outstanding).....................
$11.21

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($1,628,143 / 145,193 shares of beneficial interest
issued and outstanding)........................
$11.21
   Maximum sales charge (1% of offering
price)......................................................
 .....                  .11

-----------------
   Maximum offering price to
public......................................................
 ................               $11.32

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($93,735 / 8,344 shares of beneficial interest issued
and outstanding).............................
$11.23

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest and discount earned............      $ 6,268,118
                                              --------------
---
Expenses
   Management fee..........................          572,056
   Distribution fee--Class A...............           91,787
   Distribution fee--Class B...............          262,569
   Distribution fee--Class C...............            5,636
   Transfer agent's fees and expenses......           54,000
   Custodian's fees and expenses...........           51,000
   Reports to shareholders.................           19,000
   Registration fees.......................           18,000
   Legal fees and expenses.................            7,000
   Audit fees and expenses.................            5,000
   Trustees' fees and expenses.............            2,000
   Miscellaneous...........................            4,091
                                              --------------
---
      Total expenses.......................        1,092,139
   Less: Custodian fee credit..............
(101)
                                              --------------
---
      Net expenses.........................        1,092,038
                                              --------------
---
Net investment income......................        5,176,080
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................        1,056,084
   Financial futures transactions..........
(69,069)
                                              --------------
---
                                                     987,015
                                              --------------
---
Net change in unrealized appreciation on:
   Investments.............................
(1,203,765)
                                              --------------
---
Net loss on investments....................
(216,750)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 4,959,330
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase (Decrease)                 February 28,     August
31,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $  5,176,080    $
10,985,805
   Net realized gain on investment
      transactions................       987,015
1,858,130
   Net change in unrealized
      appreciation on
      investments.................    (1,203,764)
5,772,504
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...     4,959,331
18,616,439
                                    ------------    --------
----
Dividends and distributions (Note 1):
   Dividends from net investment
      income
      Class A.....................    (2,867,107)
(5,204,226)
      Class B.....................    (2,275,826)
(5,725,488)
      Class C.....................       (30,845)
(53,562)
      Class Z.....................        (2,302)
(2,529)
                                    ------------    --------
----
                                      (5,176,080)
(10,985,805)
                                    ------------    --------
----
   Distributions in excess of net
      investment income
      Class A.....................        (7,897)
--
      Class B.....................        (6,231)
--
      Class C.....................           (97)
--
      Class Z.....................            (6)
--
                                    ------------    --------
----
                                         (14,231)
--
                                    ------------    --------
----
   Distributions from net realized
      gains
      Class A.....................      (958,970)
(171,535)
      Class B.....................      (756,555)
(213,181)
      Class C.....................       (11,815)
(1,955)
      Class Z.....................          (714)
(25)
                                    ------------    --------
----
                                      (1,728,054)
(386,696)
                                    ------------    --------
----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................    11,469,679
14,827,667
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     4,216,984
6,612,932
   Cost of shares reacquired......   (19,834,334)
(38,421,537)
                                    ------------    --------
----
   Net decrease in net assets from
      Series share transactions...    (4,147,671)
(16,980,938)
                                    ------------    --------
----
Total decrease....................    (6,106,705)
(9,737,000)
Net Assets
Beginning of period...............   232,635,773
242,372,773
                                    ------------    --------
----
End of period.....................  $226,529,068
$232,635,773
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                NEW JERSEY SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end management investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984, and consists of 11
series. The monies of each series are invested in separate,
independently
managed portfolios. The New Jersey Series (the 'Series')
commenced investment
operations in March 1988. The Series is diversified and
seeks to achieve its
investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value. All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Options: The Series may either purchase or write options in
order to hedge
against adverse market movements or fluctuations in value
caused by changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Series currently owns or
intends to purchase.
When the Series purchases an option, it pays a premium and
an amount equal to
that premium is recorded as an investment. When the Series
writes an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Series
realizes a gain or loss to the extent of the premium
received or paid. If an
option is exercised, the premium received or paid is an
adjustment to the
proceeds from the sale or the cost basis of the purchase in
determining whether
the Series has realized a gain or loss. The difference
between the premium and
the amount received or paid on effecting a closing purchase
or sale transaction
is also treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions. Gain or loss on
written options is presented separately as net realized gain
(loss) on written
option transactions.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants, Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income;
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease accumulated net
------------------------------------------------------------
--------------------
                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                 NEW JERSEY
SERIES
------------------------------------------------------------
--------------------
investment income by $14,231. The current year effect of
applying the Statement
of Position was due to the sale of securities purchased with market discount.
Net investment income, net realized gains and net assets
were not affected by
this change.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Series has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'). PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Series.
The Fund had a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.
No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, .50% of 1%
and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C shares, respectively, for the period September 1, 1998 through December 31, 1998. Effective January 1,
1999 such expenses under the Plans were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.
PIMS advised the Series that they have received approximately $15,800 and $1,200 in front-end sales charges resulting from sales of Class A and after November 2,
1998 Class C shares during the six months ended February 28, 1999. From these fees, PSI and PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
PSI and PIMS have advised the Series that during the six
months ended February
28, 1999, it received approximately $50,500 and $600 in
contingent deferred
sales charges imposed upon certain redemptions by Class B
and Class C
shareholders, respectively.
PIFM, PIMS and PIC are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Series did not borrow any amounts pursuant
to the Agreement
during the year ended August 31, 1998. The Funds pay a
commitment fee at an
annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $38,000 for
the services of
PMFS. As of February 28, 1999, approximately $6,300 of such
fees
------------------------------------------------------------
--------------------
                                       10

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                 NEW JERSEY
SERIES
------------------------------------------------------------
--------------------
were due to PMFS. Transfer agent fees and expenses in the
Statement of
Operations include certain out-of-pocket expenses paid to
nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1999,
were $2,211,953 and
$3,125,440, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1999 was substantially the same as for financial reporting
purposes and
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $16,396,285 (gross unrealized appreciation--
$16,622,468; gross
unrealized depreciation--$226,183).
------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
Effective December 6, 1996 the Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended February
28, 1999 and the fiscal year ended August 31, 1998 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Six months ended February 28, 1999:
Shares sold.........................     503,812    $
5,709,670
Shares issued in reinvestment
  of dividends and distributions....     207,117
2,332,671
Shares reacquired...................    (661,613)
(7,474,965)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................      49,316
567,376
Shares issued upon conversion from
  Class B...........................   1,035,711
11,742,471
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   1,085,027    $
12,309,847
                                      ----------    --------
----
                                      ----------    --------
----
Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     461,992    $
5,164,484
Shares issued in reinvestment
  of dividends and distributions....     281,454
3,136,650
Shares reacquired...................  (1,625,503)
(18,109,155)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (882,057)
(9,808,021)
Shares issued upon conversion from
  Class B...........................   2,242,757
24,962,597
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   1,360,700    $
15,154,576
                                      ----------    --------
----
                                      ----------    --------
----
Class B
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................     473,663    $
5,353,351
Shares issued in reinvestment
  of dividends and distributions....     163,636
1,843,540
Shares reacquired...................  (1,078,471)
(12,201,911)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (441,172)
(5,005,020)
Shares reacquired upon conversion
  into Class A......................  (1,036,139)
(11,742,471)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (1,477,311)
$(16,747,491)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................     811,990    $
9,060,335
Shares issued in reinvestment
  of dividends and distributions....     307,528
3,426,625
Shares reacquired...................  (1,741,575)
(19,409,695)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................    (622,057)
(6,922,735)
Shares reacquired upon conversion
  into Class A......................  (2,242,154)
(24,962,597)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (2,864,211)
$(31,885,332)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................      34,659    $
391,376
Shares issued in reinvestment
  of dividends and distributions....       3,352
37,752
Shares reacquired...................     (12,556)
(141,550)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................      25,455    $
287,578
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       11

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                   NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      41,815    $
465,922
Shares issued in reinvestment
  of dividends and distributions....       4,236
47,210
Shares reacquired...................     (75,506)
(838,404)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................     (29,455)   $
(325,272)
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
------------------------------------
Six months ended February 28, 1999:
Shares sold.........................       1,349    $
15,282
Shares issued in reinvestment
  of dividends......................         268
3,021
Shares reacquired...................      (1,407)
(15,908)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................         210    $
2,395
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold.........................      12,217    $
136,926
Shares issued in reinvestment
  of dividends......................         219
2,447
Shares reacquired...................      (5,695)
(64,283)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................       6,741    $
75,090
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       12

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          NEW JERSEY SERIES
------------------------------------------------------------
--------------------

Class A
                                                           -
------------------------------------------------------------
------------

Six Months

Ended                          Year Ended August 31,

February 28,     -------------------------------------------
-------------

1999           1998        1997        1996        1995
1994
                                                           -
-----------     --------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.31       $  10.97     $ 10.87     $ 10.98     $ 10.81
$ 11.74
                                                           -
-----------     --------     -------     -------     -------
-------
Income from investment operations
Net investment income..................................
 .27            .53         .55(b)      .57(b)      .61(b)
 .61(b)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.01)           .36         .29        (.07)        .17
(.75)
                                                           -
-----------     --------     -------     -------     -------
-------
   Total from investment operations....................
 .26            .89         .84         .50         .78
(.14)
                                                           -
-----------     --------     -------     -------     -------
-------
Less distributions
Dividends from net investment income...................
(.27)          (.53)       (.55)       (.57)       (.61)
(.61)
Distributions in excess of net investment income.......
--(d)          --          --(d)       --          --
--
Distributions from net realized gains on investment
   transactions........................................
(.09)          (.02)       (.19)       (.04)         --
(.18)
                                                           -
-----------     --------     -------     -------     -------
-------
   Total distributions.................................
(.36)          (.55)       (.74)       (.61)       (.61)
(.79)
                                                           -
-----------     --------     -------     -------     -------
-------
Net asset value, end of period.........................
$  11.21       $  11.31     $ 10.97     $ 10.87     $ 10.98
$ 10.81
                                                           -
-----------     --------     -------     -------     -------
-------
                                                           -
-----------     --------     -------     -------     -------
-------
TOTAL RETURN(c):.......................................
5.74%          8.40%       7.97%       4.63%       7.55%
(1.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$125,276       $114,090     $95,729     $74,492     $49,666
$14,774
Average net assets (000)...............................
$123,209       $107,206     $89,280     $61,837     $30,290
$15,334
Ratios to average net assets:(b)
   Expenses, including distribution fees...............
 .74%(a)        .71%        .70%(b)     .67%(b)     .55%(b)
 .58%(b)
   Expenses, excluding distribution fees...............
 .64%(a)        .61%        .60%(b)     .57%(b)     .45%(b)
 .48%(b)
   Net investment income...............................
4.69%(a)       4.85%       5.03%(b)    5.19%(b)
5.65%(b)5.42%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
1%            18%         25%         62%         37%
34%

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class B
                                                           -
------------------------------------------------------------
---

Six Months

Ended                      Year Ended August 31,

February 28,     -------------------------------------------
----

1999           1998         1997         1996         1995
                                                           -
-----------     --------     --------     --------     -----
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  11.31       $  10.97     $  10.87     $  10.98     $
10.81
                                                           -
-----------     --------     --------     --------     -----
---
Income from investment operations
Net investment income..................................
 .25            .50          .50(b)       .53(b)       .57(b)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.01)           .36          .29         (.07)         .17
                                                           -
-----------     --------     --------     --------     -----
---
   Total from investment operations....................
 .24            .86          .79          .46          .74
                                                           -
-----------     --------     --------     --------     -----
---
Less distributions
Dividends from net investment income...................
(.25)          (.50)        (.50)        (.53)        (.57)
Distributions in excess of net investment income.......
--(d)          --           --(d)        --           --
Distributions from net realized gains on investment
   transactions........................................
(.09)          (.02)        (.19)        (.04)          --
                                                           -
-----------     --------     --------     --------     -----
---
   Total distributions.................................
(.34)          (.52)        (.69)        (.57)        (.57)
                                                           -
-----------     --------     --------     --------     -----
---
Net asset value, end of period.........................
$  11.21       $  11.31     $  10.97     $  10.87     $
10.98
                                                           -
-----------     --------     --------     --------     -----
---
                                                           -
-----------     --------     --------     --------     -----
---
TOTAL RETURN(c):.......................................
5.24%          7.97%        7.54%        4.22%        7.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 99,531       $117,099     $144,992     $188,315
$246,202
Average net assets (000)...............................
$105,898       $128,382     $162,330     $222,235
$274,995
Ratios to average net assets:(b)
   Expenses, including distribution fees...............
1.14%(a)       1.11%        1.10%(b)     1.07%(b)
 .95%(b)
   Expenses, excluding distribution fees...............
 .64%(a)        .61%         .60%(b)      .57%(b)
 .45%(b)
   Net investment income...............................
4.33%(a)       4.46%        4.63%(b)     4.80%(b)
5.30%(b)

1994
                                                         ---
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $
11.74
                                                         ---
-----
Income from investment operations
Net investment income..................................
 .56(b)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.75)
                                                         ---
-----
   Total from investment operations....................
(.19)
                                                         ---
-----
Less distributions
Dividends from net investment income...................
(.56)
Distributions in excess of net investment income.......
--
Distributions from net realized gains on investment
   transactions........................................
(.18)
                                                         ---
-----
   Total distributions.................................
(.74)
                                                         ---
-----
Net asset value, end of period.........................  $
10.81
                                                         ---
-----
                                                         ---
-----
TOTAL RETURN(c):.......................................
(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$323,077
Average net assets (000)...............................
$343,941
Ratios to average net assets:(b)
   Expenses, including distribution fees...............
 .98%(b)
   Expenses, excluding distribution fees...............
 .48%(b)
   Net investment income...............................
5.02%(b)

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
(d) Less than $.005 per share.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                              PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)              NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class C
                                                           -
------------------------------------------------------------
----------

August 1,

Six Months
1994(e)

Ended                  Year Ended August 31,
Through

February 28,     ---------------------------------------
August 31,

1999          1998       1997       1996       1995
1994
                                                           -
-----------     ------     ------     ------     ------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$11.31        $10.97     $10.87     $10.98     $10.81
$10.83

-----        ------     ------     ------     ------
-----
Income from investment operations
Net investment income..................................
 .24           .47        .48(b)     .50(b)     .54(b)
 .04(b)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.01)          .36        .29       (.07)       .17
(.02)

-----        ------     ------     ------     ------
-----
   Total from investment operations....................
 .23           .83        .77        .43        .71
 .02

-----        ------     ------     ------     ------
-----
Less distributions
Dividends from net investment income...................
(.24)         (.47)      (.48)      (.50)      (.54)
(.04)
Distributions in excess of net investment income.......
--(d)                    --(d)      --         --
--
Distributions from net realized gains on investment
   transactions........................................
(.09)         (.02)      (.19)      (.04)        --
--

-----        ------     ------     ------     ------
-----
   Total distributions.................................
(.33)         (.49)      (.67)      (.54)      (.54)
(.04)

-----        ------     ------     ------     ------
-----
Net asset value, end of period.........................
$11.21        $11.31     $10.97     $10.87     $10.98
$10.81

-----        ------     ------     ------     ------
-----

-----        ------     ------     ------     ------
-----
TOTAL RETURN(c):.......................................
4.98%         7.70%      7.27%      3.96%      6.86%
0.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$1,628        $1,354     $1,637     $1,961     $1,502
$  240
Average net assets (000)...............................
$1,515        $1,274     $1,894     $1,735     $  790
$   11
Ratios to average net assets:(b)
   Expenses, including distribution fees...............
1.39%(a)      1.36%      1.35%(b)   1.32%(b)   1.20%(b)
1.29%(a)(b)
   Expenses, excluding distribution fees...............
 .64%(a)       .61%       .60%(b)    .57%(b)    .45%(b)
 .54%(a)(b)
   Net investment income...............................
4.10%(a)      4.21%      4.38%(b)   4.54%(b)   4.99%(b)
5.06%(a)(b)

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Less than $.005 per share.
(e) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

                                               PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)               NEW JERSEY
SERIES
------------------------------------------------------------
--------------------

Class Z
                                                           -
-------------------------------------------

December 6,

Six Months         Year          1996(e)

Ended           Ended          Through

February 28,     August 31,      August 31,

1999            1998            1997
                                                           -
-----------     ----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$11.32          $10.98          $11.10

-----           -----           -----
Income from investment operations
Net investment income..................................
 .28             .55             .41(b)
Net realized and unrealized gain (loss) on investment
   transactions........................................
--             .36             .07

-----           -----           -----
   Total from investment operations....................
 .28             .91             .48

-----           -----           -----
Less distributions
Dividends from net investment income...................
(.28)           (.55)           (.41)
Distributions in excess of net investment income.......
--(d)           --              --(d)
Distributions from net realized gains on investment
   transactions........................................
(.09)           (.02)           (.19)

-----           -----           -----
   Total distributions.................................
(.37)           (.57)           (.60)

-----           -----           -----
Net asset value, end of period.........................
$11.23          $11.32          $10.98

-----           -----           -----

-----           -----           -----
TOTAL RETURN(c):.......................................
5.87%           8.51%           4.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$   94          $   92          $   15
Average net assets (000)...............................
$   96          $   30          $   10
Ratios to average net assets:(b)
   Expenses, including distribution fees...............
 .64%(a)         .61%            .60%(a)(b)
   Expenses, excluding distribution fees...............
 .64%(a)         .61%            .60%(a)(b)
   Net investment income...............................
4.84%(a)        4.96%           5.13%(a)(b)

---------------
(a) Annualized.
(b) Net of management fee waiver.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Less than $.005 per share.
(e) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                   BULK RATE
Gateway Center Three                     U.S. POSTAGE
100 Mulberry Street                         PAID
Newark, NJ  07102-4077                   Permit 6807
(800) 225-1852                           New York, NY


74435M788
74435M796   MF138E2
74435M531
74435M432




(ICON)

Prudential
Municipal
Series Fund
----------------------
New Jersey
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
New Jersey Money Market Series

Performance At A Glance.
Yields on municipal money market securities fell during the six months ended February 28, 1999 because the supply of securities declined overall while demand for them remained strong, and the Federal Reserve repeatedly eased monetary policy. However, we were able to take advantage of many good buying opportunities among high-quality, tax-exempt money market securities in New Jersey. As a result, your Prudential
Municipal Series Fund--New Jersey Money Market Series provided an above-average level of tax-exempt income.

Fund Facts                                              As
of 2/28/99
                             7-Day        Net Asset
Taxable Equivalent Yield*    Weighted Avg.   Net Assets
                          Current Yld.   Value (NAV)
@31%     @36%     @39.6%      Mat. (WAM)     (Millions)
NJ Money
Market Series                2.41%           $1
3.73%    4.02%    4.26%         59 Days        $214
IBC Financial Data
Tax-Free State Specific
(SB & GP-NJ) Avg.**          2.21%           $1
3.42%    3.69%    3.91%         45 Days         N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit
Insurance
Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

** International Business Communications (IBC) Financial
Data reports
a seven-day current yield, NAV, and WAM on Mondays. This is the data of all funds in the IBC Financial Data Tax-Free State
Specific
Average (Stock Broker (SB) & General Purpose (GP) - New
Jersey)
category as of March 1, 1999.

Tracking Tax-Free Money Fund Yields.
               (GRAPH)

How Investments Compared.
   (As of 2/228/99)
        (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Richard S. Lynes, Fund Manager                    (PHOTO)

Portfolio
Manager's Report

The Prudential Municipal Series Fund--New Jersey Money Market Series seeks to provide the highest level of current income that is exempt from federal and New Jersey state income taxes, consistent with liquidity and the preservation of capital. The Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the state of New Jersey, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico,
Guam, and the U.S. Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

The Importance of WAM.
Weighted Average Maturity (WAM) takes into account the maturity level of each security held by a fund. WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates.
A lengthened WAM enables a fund's yield to remain higher for a longer period of time during declining interest-rate cycles.

Strategy Session.
Barbell Strategy.

We employed a barbell strategy in which the Series' assets were concentrated in shorter- and longer-term municipal money market securities. This approach kept the Series' WAM longer than average and still provided us with quick access to cash in order to satisfy shareholder liquidity needs. Extending the WAM allowed the Series' yield to remain higher for a longer time as tax-exempt money market yields fell.

In the autumn, we lengthened the Series' WAM as the Federal Reserve embarked on a series of reductions in the Federal funds rate, which is the rate banks charge each other for overnight loans. Cutting interest rates stimulates economic growth by lowering borrowing costs. Therefore, the three Federal-funds-rate reductions helped restore faith in the U.S. economy and calmed financial markets, which had become volatile after a global financial crisis spread beyond Asia. Realizing that yields in our market would continue to edge lower with the Federal funds rate, we quickly locked in yields on longer-term New Jersey money market securities. These purchases dramatically extended the Series' WAM in October and early November 1998.

We could lengthen our WAM because the supply of New Jersey money market securities was sufficient, but overall, the amount of securities in the tax-exempt money market declined in 1998. Among tax-exempt notes, which mature in 13 months or less, the total dollar volume issued in 1998 was down 25% from 1997, according to Municipal Market Data. Issuance dropped as some state and local governments preferred to issue bonds instead of notes in order to lock in low yields for a longer period of time. The combination of dwindling supply and strong investor demand was among the key factors that drove municipal money market yields lower.

What Went Well.

Year-End Bargains.
Tax-exempt money market yields usually rise in late December as portfolio managers sell securities to provide shareholders with cash for holiday expenditures and other expenses. We took advantage of this buying opportunity by purchasing attractively priced, longer-term New Jersey money market securities that lengthened the WAM in late December 1998 and early January 1999. The longer WAM helped the Series weather the seasonal drop in municipal money market yields that typically occurs early in the new year. During this time, yields fall as investors rush to reinvest money received from coupon payments and maturing bonds.

And Not So Well.
Prudent Limitations.

Although there was a sufficient amount of New Jersey money market securities available, we had to pass up many potential buying opportunities. We avoided certain securities because the local municipalities that issued them provided incomplete information about their financial standings. Our insistence upon satisfactory disclosure limits our investment opportunities, but we believe it will protect the Series' credit quality in the long run.


Looking Ahead.
We plan to shorten the Series' WAM until it is more in line with our competition by purchasing very short-term New Jersey money market securities that can be quickly converted into cash. This cash will be used from mid-April to early May to satisfy shareholder liquidity needs prompted by their income tax payments. Having quicker access to cash will also enable us to take advantage of attractive buying opportunities that usually emerge during tax season as portfolio managers sell money market securities to meet their shareholder liquidity needs.

Turning to U.S. monetary policy, we believe the Federal
Reserve
will hold the Federal funds rate steady in coming months as the
U.S. economic expansion slows and inflation remains in check.

Weighted Average Maturity Compared
     To The Average Fund.
           (GRAPH)

A Message to Our Shareholders                        April
19, 1999
(PHOTO)

Dear Shareholder,
For the last several months, major index advances have been driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.

What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Bernards Twnshp., G.O., B.A.N.
NR           3.75%        5/21/99   $  2,867     $
2,868,309
Burlington Cnty.,
   Cmnty. Coll.
AA(b)        4.85         7/15/99        800
803,476
   G.O.
AA(b)        5.20        10/01/99      1,630
1,650,060
   Gen. Impt.
AA(b)        4.85         7/15/99      1,200
1,205,214
   Special Svcs. Sch.
AA(b)        4.85         7/15/99        290
291,260
Denville Twnshp., G.O., B.A.N.
Aa3          4.20         6/01/99      1,155
1,156,126
East Brunswick Twnshp., G.O., B.A.N.
NR           3.50        10/15/99      2,617
2,623,314
Fairfield Twnshp., B.A.N.
NR           4.00         3/23/99      2,700
2,700,596
Florham Park, G.O., B.A.N.
NR           3.25        11/05/99      4,174
4,179,524
Fort Lee, G.O., B.A.N.
NR           4.00         5/22/99      8,405
8,410,079
Hudson Cnty. Impvt. Auth. Rev., Pooled Gov't. Loan Prog.,
Ser.
   86, F.R.W.D.
A-1+(b)      2.95         3/04/99      2,945
2,945,000
   Oper. Sch. Dist., Cert. of Part.
AAA          4.00         6/01/99      1,285
1,286,086
Jersey City, G.O., B.A.N.
SP1+(b)      3.50         1/14/00     10,000
10,033,828
Mount Olive Twnshp., G.O., B.A.N.
NR           3.30        12/09/99      1,200
1,201,796
New Jersey Hlth. Care Facs. Auth., Atlantic Hlth. Sys. Hosp.
   Corp.,
   Ser. 97A
AAA          4.00         7/01/99      1,000
1,001,065
New Jersey Hsg. & Mtg. Fin. Agy.,
   Eagle Tax Exempt, Trust 92A, Ser. 3001, F.R.W.D.S.
A-1+(b)      2.97         3/04/99      3,200
3,200,000
   Home Buyer, Ser. 96S, F.R.W.D.S., A.M.T.
A-1+(b)      2.94         3/04/99      5,840
5,840,000
New Jersey St. Econ. Dev. Auth.,
   865 Centennial Ave. Proj., Ser. 85, F.R.W.D., A.M.T.
A-1+(b)      3.07         3/04/99      2,400
2,400,000
   Alpha Assoc. & Avallone, Ser. 98, F.R.W.D.
A-1(b)       2.95         3/03/99      2,700
2,700,000
   Bayshore Hlth. Care, Ser. 98A, F.R.W.D.
VMIG1        2.90         3/04/99      3,950
3,950,000
   Brach Jersey Ave. Proj., Ser. 86, F.R.W.D.
A-1+(b)      2.60         3/03/99      2,000
2,000,000
   Catholic Cmnty. Svcs. Proj., Ser. 93, F.R.W.D.
VMIG1        2.70         3/04/99      5,685
5,685,000
   Catholic Cmnty. Svcs. Proj., Ser. 95, F.R.W.D.
VMIG1        2.70         3/04/99      3,670
3,670,000
   Chambers Congeration. Proj., Ser. 91, T.E.C.P., A.M.T.
VMIG1        2.75         5/03/99      3,500
3,500,000
   Davidson Ave. Assoc. Ltd., Ser. 84, F.R.W.D., A.M.T.
A-1+(b)      3.07         3/04/99      2,500
2,500,000
   Elizabeth Twnshp. Wtr. Co., Ser. B, F.R.W.D., A.M.T.
A-1+(b)      2.70         3/03/99      5,500
5,500,000
   Fin. Assoc. L.P., Ser. 97, F.R.W.D.
A-1+(b)      3.02         3/04/99      3,952
3,952,000
   GSA Bldg. Assoc. Ltd., Ser. 85, F.R.W.D., A.M.T.
A-1+(b)      3.07         3/04/99      4,200
4,200,000
   Jewish Home At Rockliegh, F.R.W.D.
VMIG1        2.85         3/05/99     10,000
10,000,000
   Kent Place, Ser. 92L, F.R.W.D.
VMIG1        2.85         3/04/99      1,775
1,775,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
   Michael Shalit Proj., Ser. 93, F.R.D.D.
NR           3.15%        3/01/99   $  1,290     $
1,290,000
   National Refridgerants Inc., Ser. 94A, F.R.W.D., A.M.T.
P-1          2.95         3/03/99        500
500,000
   New Jersey Foreign Trade Zone Venture, Ser. 98, F.R.D.D.
A-1+(b)      2.75         3/01/99      1,900
1,900,000
   New Jersey Natural Gas Co. Proj.,
      Ser. A, F.R.W.D.
VMIG1        2.50         3/03/99      4,000
4,000,000
   New Jersey Natural Gas Co. Proj., Ser 98B, F.R.W.D.,
A.M.T.      P-1          2.55         3/03/99      1,500
1,500,000
   Newark Recycling Fac., Ser. 97, A.M.T.
A-1+(b)      3.00         6/15/99      5,600
5,600,000

   North Plainfield Hldg., Ser. 92, A.O.T.
VMIG1        3.65         9/01/99      3,110
3,110,000
   Ocean Spray Cranberry Inc. Proj., Ser. 87, A.O.T.
NR           3.80         7/01/99      2,500
2,500,000
   Office Court Assoc. Proj., F.R.W.D., A.M.T.
A-1+(b)      2.95         3/03/99      1,650
1,650,000
   Owens Drive Bldg. Ltd., Ser. 84, F.R.W.D., A.M.T.
A-1+(b)      3.07         3/04/99      1,200
1,200,000
   Owens Drive Bldg. Ltd., Ser. 90, F.R.W.D., A.M.T.
A-1+(b)      3.07         3/04/99      1,450
1,450,000
   Peddie Sch. Proj., Ser. 94B, F.R.W.D.
A-1(b)       2.80         3/04/99      3,000
3,000,000
   Raritan Bldg. Assoc. Ltd., Ser. 85, F.R.W.D.
A-1+(b)      3.02         3/04/99      3,500
3,500,000
   RJB Associates Ltd., F.R.W.D.
NR           2.80         3/04/99      1,322
1,322,000
   Russ Berrie & Co., Ser. 83, F.R.W.D.
A-1+(b)      2.70         3/03/99      6,000
6,000,000
   U.S. Golf Assoc. Proj.
NR           2.80         3/04/99      2,400
2,400,000
   Volvo America Corp., Ser. 84, F.R.W.D.
NR           2.97         3/03/99      1,500
1,500,000
   West Essex Assoc. Ltd., Ser. 84, F.R.W.D.
A-1+(b)      3.02         3/04/99      1,300
1,300,000
New Jersey St. Educ. Facs. Auth., Rev. Higher Educ. Tech.
   Infras.
Aa3          4.25         9/01/99      1,400
1,408,598
New Jersey St. Educ. Facs. Auth., Princeton Univ., Ser. 97A,
   T.E.C.P.
P-1          2.60         3/05/99      1,800
1,800,000
New Jersey St. Higher Educ. Asst. Auth., Student Loan Rev.,
   Ser. 97B, A.O.T., A.M.T.
A-1+(b)      3.75         6/01/99      1,800
1,800,000
New Jersey St. Tpke. Auth. Rev., Ser. 91D, F.R.W.D.
VMIG1        2.60         3/03/99      4,800
4,800,000
New Jersey St. Transport Trust Fund Auth. Ser. 49
VMIG1        2.97         3/04/99      4,995
4,995,000
New Jersey Wastewater Treatment Trust Loan Rev., Ser. A
Aaa          Zero         9/01/99      1,000
984,682
North Brunswick Twnshp.,
   G.O., B.A.N., A.M.T.
NR           3.40         4/30/99      1,010
1,010,576
   G.O., B.A.N.
NR           3.20        12/06/99      1,500
1,502,227
   G.O., B.A.N., A.M.T.
NR           3.40        12/29/99      1,490
1,493,597
Nutley, G.O., B.A.N.
NR           3.75         7/30/99      3,500
3,501,670
Port Auth. of New York & New Jersey,
   Ser. 3, F.R.D.D.
VMIG1        3.25         3/01/99      5,300
5,300,000
   Ser. 93-1, F.R.W.D.
NR           3.07         3/02/99      8,000
8,000,000
   Spec. Oblig. Rev., Ser. 6, F.R.D.D., A.M.T.
VMIG1        3.25         3/01/99      6,200
6,200,000
Princeton Twnshp., Mercer Co., B.A.N.
NR           3.75         3/11/99      1,000
1,000,053
Puerto Rico Elec. Pwr. Auth., Ser. SGA43, F.R.W.D.S.
A-1+(b)      2.80         3/03/99      3,600
3,600,000
Randolph Twnshp., G.O., B.A.N.
NR           3.90         6/18/99      3,100
3,101,962
Ringwood Borough, Ser. A, B.A.N.
NR           3.62         3/19/99      3,805
3,805,052

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Salem Cnty., Ind. Poll Ctrl. Rev., Philadelphia Elec. Co.,
Ser
   93A, T.E.C.P., A.M.T.
VMIG1        2.70%        4/07/99   $  8,000     $
8,000,000
Stafford Twnshp., G.O.
Aaa          4.75         2/01/00        555
563,005
Union Cnty. Util. Auth., Solid Waste Fac. Ogden Martin,
   Ser. 98A, A.M.T.
Aaa          4.50         6/01/99        400
400,632

------------
Total Investments--98.0%
(cost $210,216,787(d))
210,216,787
Other assets in excess of liabilities--2.0%
4,206,801

------------
Net Assets--100%
$214,423,588

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.T.--Alternative Minimum Tax.
    A.O.T.--Annual Optional Tender.
    B.A.N.--Bond Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note(c).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(c). F.R.W.D.S.--Floating Rate (Weekly) Demand
SyntheticNote(c).
    G.O.--General Obligation.
    T.E.C.P.--Tax Exempt Commercial Paper.
(b) Standard & Poor's Rating.
(c) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(d) The cost of securities for federal income tax purposes
is substantially the
same as for financial statement purposes.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                               NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999

-----------------
Investments, at amortized cost which approximates market
value...........................................        $
210,216,787
Cash........................................................
 .............................................
60,984
Receivable for Series shares
sold........................................................
 ................            4,915,073
Interest
receivable..................................................
 ....................................            1,514,677
Deferred expenses and other
assets......................................................
 .................                2,909

-----------------
   Total
assets......................................................
 ....................................          216,710,430

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................            2,119,302
Management fee
payable.....................................................
 ..............................               81,943
Dividends
payable.....................................................
 ...................................               44,580
Accrued expenses and other
liabilities.................................................
 ..................               26,422
Distribution fee
payable.....................................................
 ............................               10,122
Deferred trustee's
fee.........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................            2,286,842

-----------------
Net
Assets......................................................
 .........................................        $
214,423,588

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$   2,144,236
   Paid-in capital in excess of
par.........................................................
 .............          212,279,352

-----------------
Net assets, February 28,
1999........................................................
 ....................        $ 214,423,588

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($214,423,588 / 214,423,588 shares of
   beneficial interest issued and outstanding; unlimited
number of shares authorized)....................
$1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest and discount earned............      $ 3,317,320
                                              --------------
---
Expenses
   Management fee..........................          512,171
   Distribution fee........................          128,043
   Transfer agent's fees and expenses......           36,000
   Custodian's fees and expenses...........           28,000
   Reports to shareholders.................           15,000
   Registration fees.......................            6,000
   Legal fees..............................            4,000
   Audit fee and expenses..................            4,000
   Trustees' fees..........................            2,000
   Miscellaneous...........................            1,591
                                              --------------
---
      Total expenses.......................          736,805
   Less: Custodian fee credit (Note 1).....
(8,954)
                                              --------------
---
      Net expenses.........................          727,851
                                              --------------
---
Net investment income......................        2,589,469
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 2,589,469
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
NEW JERSEY MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase (Decrease)                 February 28,     August
31,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $  2,589,469    $
5,610,096
   Net realized gain on investment
      transactions................       --
6,532
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...     2,589,469
5,616,628
                                    ------------    --------
----
Dividends and distributions to
   shareholders (Note 1)..........    (2,589,469)
(5,616,628)
                                    ------------    --------
----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      subscribed..................   361,419,141
698,322,054
   Net asset value of shares
      issued in reinvestment of
      dividends...................     2,569,987
5,490,086
   Cost of shares reacquired......  (350,480,408)
(702,369,007)
                                    ------------    --------
----
   Net increase in net assets from
      Series share transactions...    13,508,720
1,443,133
                                    ------------    --------
----
Total increase....................    13,508,720
1,443,133
Net Assets
Beginning of period...............   200,914,868
199,471,735
                                    ------------    --------
----
End of period.....................  $214,423,588
$200,914,868
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                               NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end management investment
company. The Fund was
organized as a Massachusetts business trust on May 18, 1984
and consists of 13
series. The monies of each series are invested in separate,
independently
managed portfolios. The New Jersey Money Market Series (the
'Series') commenced
investment operations on December 3, 1990. The Series is
nondiversified and
seeks to achieve its investment objective of providing the
highest level of
income that is exempt from New Jersey state and federal
income taxes with a
minimum of risk by investing in 'investment grade' tax-
exempt securities
maturing within 13 months or less and whose ratings are
within the two highest
ratings categories by a nationally recognized statistical
rating organization,
or if not rated, are of comparable quality. The ability of
the issuers of the
securities held by the Series to meet their obligations may
be affected by
economic developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid to PIFM is computed daily and
payable monthly, at an
annual rate of .50 of 1% of the average daily net assets of
the Series.
The Series had a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as distributor of the
Series shares. The Series
compensates PIMS for distributing and servicing the Series'
shares pursuant to
the plan of distribution at an annual rate of .125 of 1% of
the Series' average
daily net assets. The distribution fee is accrued daily and
payable monthly.
PIFM, PIMS and PIC are (indirect) wholly owned subsidiaries
of The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $29,000 for
the services of
PMFS. As of February 28, 1999, approximately $4,800 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------
                                       8

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            NEW JERSEY MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended               Year Ended August 31,

February 28,     ----------------------------------

1999           1998         1997         1996

------------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................     $   1.00       $
1.00     $   1.00     $   1.00
Net investment income and net realized
gains(a)....................          .01            .03
 .03          .03
Dividends and
distributions........................................
(.01)          (.03)        (.03)        (.03)

------------     --------     --------     --------
Net asset value, end of
period.....................................     $   1.00
$   1.00     $   1.00     $   1.00

------------     --------     --------     --------

------------     --------     --------     --------
TOTAL
RETURN(b):..................................................
 .         1.28%          2.87%        2.82%        2.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................     $214,424
$200,915     $199,472     $181,396
Average net assets
(000)...........................................
$206,566       $198,647     $196,223     $192,617
Ratios to average net assets(a):
   Expenses, including distribution
fee............................          .71%(c)        .73%
 .73%         .70%
   Expenses, excluding distribution
fee............................          .58%(c)        .60%
 .60%         .57%
   Net investment
income...........................................
2.54%(c)       2.82%        2.78%        2.89%

1995         1994

--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period...............................  $   1.00     $   1.00
Net investment income and net realized
gains(a)....................       .03          .02
Dividends and
distributions........................................
(.03)        (.02)

--------     --------
Net asset value, end of
period.....................................  $   1.00     $
1.00

--------     --------

--------     --------
TOTAL
RETURN(b):..................................................
 .      3.15%        1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)....................................  $182,453
$158,280
Average net assets
(000)...........................................  $171,223
$169,123
Ratios to average net assets(a):
   Expenses, including distribution
fee............................       .64%         .68%
   Expenses, excluding distribution
fee............................       .51%         .55%
   Net investment
income...........................................      3.11%
1.87%

---------------
(a) Net of custodian fee credit.
(b) Total return includes reinvestment of dividends and
distributions.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1999
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                           BULK RATE
Gateway Center Three                             U.S.
POSTAGE
100 Mulberry Street                                  PAID
Newark, NJ  07102-4077                            Permit
6807
(800) 225-1852                                    New York,
NY


74435M762   MF147E2




(ICON)

Prudential
Municipal
Series Fund
-------------------
New York Series


SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
New York Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained as concern about a global financial crisis boosted demand for the federal government securities. Later when prices of Treasuries fell, municipal bonds also partially erased their early price increases. Your Prudential Municipal Series Fund--New York Series beat the Lipper average, helped by its New York City general obligation bonds.

Cumulative Total Returns1                               As
of 2/28/99
                   Six     One         Five              Ten
Since
                  Months   Year        Years
Years            Inception2
Class A           2.17%    5.52%   33.74% (33.52)
N/A           95.28%  (94.96)
Class B           2.07     5.21    31.24  (31.03)   100.82%
(100.49)   207.33  (206.82)
Class C           1.94     4.95         N/A
N/A           32.83   (32.62)
Class Z           2.24     5.65         N/A
N/A               16.84
Lipper NY Muni
Debt Fund Avg.3   1.91     5.22        31.48
108.10              ***

Average Annual Total Returns1
As of 3/31/99
                  One         Five           Ten
Since
                  Year        Years         Years
Inception2
Class A           2.42%   6.16% (6.12)       N/A
7.18% (7.16)
Class B           0.20    6.25  (6.22)   7.22% (7.21)
8.01  (8.00)
Class C           2.89        N/A            N/A
5.99  (5.95)
Class Z           5.81        N/A            N/A
6.90

Distributions & Yields                                  As
of 2/28/99
                                         Taxable Equivalent
Yield4
        Total Distributions   30-Day          At Tax Rates
Of
         Paid for Six Mos.   SEC Yield      36%
39.6%
Class A       $0.40            3.56%       6.04%
6.40%
Class B       $0.38            3.42        5.80
6.15
Class C       $0.37            3.14        5.33
5.64
Class Z       $0.41            3.92        6.65
7.04

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year.
Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/13/84; Class
C, 8/1/94; and Class Z, 12/6/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the New
York Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 93.64% for Class A;
230.82%
for Class B; 34.96% for Class C; and 15.16% for Class Z based on all funds in each share class.

How Investments Compared.
   (As of 2/28/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager                    (PHOTO)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from New York state, New York City, and federal income taxes, consistent with the preservation of capital. Certain shareholders may be subject to the federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.


Strategy Session.
Interest-Rate Outlook.

We expected long-term interest rates to continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread beyond Asia in mid-summer of 1998. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the
United States.

Because of our outlook for lower long-term rates, we maintained a longer-than-average duration, which is a measure of the Series' sensitivity to interest-rate fluctuations. A longer duration would enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices rose. In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately 37% of its total investments throughout the six-month period. Noncallable bonds usually perform well when debt markets rally since they are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds. These bonds do not make periodic interest payments, and typically trade at deep discounts to their price at maturity. Their prices therefore have plenty of room to rise when interest rates tumble. The difference between a zero coupon bond's purchase price and maturity price constitutes the return to investors.

We subsequently altered our strategy by shortening the Series' duration because long-term interest rates unexpectedly began to move higher and bond prices fell during the autumn.

     Portfolio Composition.
  Expressed as a percentage of
total investments as of 2/28/99.
       (PIE CHART)

Key Municipal Bond
Index Tumbles.

Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.

What Went Well.

Munis Rallied, at First.
The Series' long duration helped its shares increase in value as municipal bonds rallied in sympathy with U.S. Treasuries during
September and early October 1998. Prices of Treasuries soared as concern about the global financial crisis boosted demand for the safest government securities. Municipal bonds did not rally as strongly as Treasuries. Nevertheless, prices of municipal bonds gained enough to drive down the Bond Buyer
Revenue Bond Index (a weekly average of long-term municipal bond yields) to 5.09% in early October 1998. This was the lowest level reached by the Index since its inception in 1979.

The Federal Reserve eased monetary policy three times in the autumn of 1998 to calm global financial markets and restore faith in the U.S. economy. (In fact, the economy unexpectedly grew at a rapid pace in the fourth quarter of 1998.) As a result, concern about the global financial crisis dwindled and investors sold Treasuries and bought higher-yielding assets with renewed confidence. Municipal bonds also sold off, but to a lesser extent than Treasuries. We cut the Series' duration to 7.15 years as of February 28, 1999 from 7.59 years as of October 31, 1998. This move was sufficient to make the Series less sensitive to the decline in bond prices and the rise in interest rates.

Sold on New York City.
There was concern that the credit quality of New York City general obligation bonds could suffer if a dramatic downturn on Wall Street hurt the local economy. Despite this talk, we held on to our New York City general obligation bonds, many of which have higher coupons that provide the Series with considerable triple tax-exempt income. As it turned out, the boom on Wall Street has continued, the New York City economy remains in good shape, and we are glad we kept our bonds.

       Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/99.
        (PIE CHART)


Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience. However, we do not think the rally in tax-exempt bonds is over. We believe U.S. economic growth will continue to slow from the torrid pace of late 1998. Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.


Five Largest Issuers.
14.2%  New York City
       General Obligation
5.6%   New York St. Urban Development
       Corp., Sub. Lien Corp.
5.0%   New York St.
       Urban Dev. Corp.
4.5%   New York St.
       Local Gov't Assist. Corp.
4.0%   Metro Transportation
       Authority

Expressed as a percentage of net assets as of 2/28/99.

A Message to Our Shareholders.                      April
19, 1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.

What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.0%
------------------------------------------------------------
------------------------------------------------------------
------
City of Elmira, Wtr. Impvt., Ser. 96 B, A.M.B.A.C.
Aaa               5.95%       3/01/16   $  5,395 (e) $
5,859,132
City of New Rochelle Ind. Dev. Agcy.,
   Coll. of New Rochelle
Baa2              6.625       7/01/12        500
536,720
   Coll. of New Rochelle
Baa2              6.75        7/01/22      2,000
2,146,800
Dutchess Cnty. Res. Rec. Agcy. Rev., Solid Waste Mgmt.,
   Ser. A, F.G.I.C.
Aaa               7.50        1/01/09      1,150 (b)
1,214,435
Islip Res. Rec., Ser. B, A.M.B.A.C., A.M.T.
Aaa               7.20        7/01/10      1,745
2,150,486
Jefferson Cnty. Ind. Dev. Agcy., Solid Waste Disp. Rev.,
   A.M.T.
Baa1              7.20       12/01/20      1,500
1,631,655
Long Island Pwr. Auth. Ser. A
Aaa               5.50       12/01/13      3,000
3,280,050
Met. Trans. Auth. Facs. Rev.,
   Cap. Apprec., Ser. N, F.G.I.C.
Aaa              Zero         7/01/13      4,000
2,014,080
   Commuter Facs., Ser. A
Baa1             5.25         7/01/28      5,000
5,016,600
   Commuter Facs., Ser. A, F.G.I.C.
Aaa              5.60         7/01/09        500
546,865
   Commuter Facs., Ser. A, F.G.I.C.
Aaa              5.70         7/01/10      1,000
1,099,970
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.60         7/01/09      2,900
3,171,817
   Trans. Facs. Rev., Ser. A, F.S.A.
Aaa              5.70         7/01/10      4,600
5,059,862
   Trans. Facs. Rev., Ser. N, F.G.I.C.
Aaa              Zero         7/01/12      5,575
2,983,238
Met. Trans. Auth., New York Svc. Contract,
   Cap. Apprec., Ser. 7, M.B.I.A.
Aaa             Zero          7/01/08      7,185
4,801,089
   Commuter Facs., Ser. O
Baa1              5.50        7/01/17      2,500
2,658,100
   Trans. Facs. Rev., Ser. O
Baa1              5.75        7/01/13      1,975
2,169,972
New York City Ind. Dev. Agcy.
   Laguardia Assoc., Ltd. Partnership Proj.
NR                6.00       11/01/28      2,000
1,970,900
New York City Ind. Dev. Agcy., Spec. Fac. Rev.,
   Brooklyn Navy Yard Part., A.M.T.
Baa3              5.75       10/01/36      4,000
4,101,920
   U.S.T.A. National Tennis Center Proj., F.S.A.
Aaa               6.375      11/15/14      1,000
1,124,170
   Y.M.C.A. Of Greater N.Y. Proj.
Aaa               8.00        8/01/16      1,350 (b)
1,511,419
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
   Ser. B
A2                5.875       6/15/26      2,000
2,151,520
New York City Trans. Fin. Auth. Rev.,
   Future Tax Secd.
Aa3               5.00        8/15/13        500
511,455
   Future Tax Secd.
Aa3               5.00        8/15/17      2,000
1,999,960
   Future Tax Secd.
Aa3               4.75        5/01/23      3,000
2,858,850
New York City Trust, Cultural Res., American Museum of
   Natl. History, Ser. A, M.B.I.A.
Aaa               5.65        4/01/22      2,500
2,649,450

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York City, Gen. Oblig.,
   Ser. A
Aaa               7.75%       3/15/03   $  3,330 (b) $
3,536,393
   Ser. B
A3                7.50        2/01/01      4,000
4,287,440
   Ser. D
Aaa               8.00        8/01/03      2,395 (b)
2,682,927
   Ser. D
A3                8.00        8/01/03        105
116,683
   Ser. D
Aaa               7.70        2/01/09      2,995 (b)
3,371,921
   Ser. D
A3                7.70        2/01/09         45
50,217
   Ser. F
Aaa               8.20       11/15/03      2,650 (b)
3,013,633
   Ser. F
A3                8.20       11/15/03        350
394,527
   Ser. G
A3                5.75       10/15/12      7,085
7,702,387
   Ser. G
A3                5.875      10/15/14      2,500
2,719,400
   Ser. H
A3                6.00        8/01/17      2,400
2,615,496
   Ser. I
A3                6.10        4/15/10      2,000
2,222,580
   Ser. I
Aaa               6.25        4/15/27      2,885 (b)
3,324,530
   Ser. I
A3                6.25        4/15/27      3,115
3,435,004
New York St. Dorm. Auth. Rev.,
   Albany Cnty. Airport
Baa1              5.25        4/01/17      3,760
3,781,808
   City Univ. Refunding Bonds
Baa1              6.00        7/01/14      6,500
7,364,890
   City Univ. Sys. Cons., Ser. D
Baa1              7.00        7/01/09      1,880
2,184,504
   Coll. & Univ. Ed., M.B.I.A., A.M.T.
Aaa             Zero          7/01/04      2,255
1,825,580
   Episcopal Hlth. Svcs., G.N.M.A.
AAA(d)            7.55        8/01/29      3,000
3,139,620
   Mental Hlth. Svcs. Facs. Impvt., Ser. B
A3                6.50        8/15/11      3,000
3,508,230
   Mental Hlth. Svcs. Facs. Impvt., Ser. B
A3                5.625       2/15/21      2,000
2,108,400
   Spec. Act. Sch. Districts, F.G.I.C.
Aaa               7.00        7/01/13      3,050
3,257,186
   St. Univ. Edl. Facs., Ser. A
A3                5.25        5/15/15      8,600
8,972,724
   Westchester Cnty. Court Facs.
Aa1             Zero          8/01/23      5,500
1,572,230
New York St. Energy Resch. & Dev. Auth. Rev.,
   Brooklyn Union Gas Co., Ser. B, M.B.I.A., A.M.T.
Aaa               6.75        2/01/24      2,000
2,187,300
   Con. Edison Co., Ser.A, A.M.T.
A1                7.50        1/01/26      4,775
4,972,971
New York St. Environ. Facs. Corp., Poll. Ctrl. Rev.,
   Ser. C
Aaa               5.35        7/15/07      2,000
2,171,380
   Ser. C
Aaa               5.45        7/15/08      3,090
3,371,005
   Ser. C
Aaa               5.55        7/15/09      1,375
1,501,266
   Ser. E
Aaa               6.50        6/15/14        965 (b)
1,047,845
   Ser. E
Aaa               6.50        6/15/14         35
37,761
New York St. Hsg. Fin. Agcy. Rev., Ser. A,
   Multifamily Hsg.
Aa1               7.05        8/15/24      1,000
1,077,730
   St. Univ. Constr.
Aaa               8.00        5/01/11      3,600
4,703,184
New York St. Local Gov't. Assist. Corp.,
   Ser. C
A3              Zero          4/01/14     11,882
5,629,216
   Ser. E
A3                6.00        4/01/14      6,135
6,997,213

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York St. Med. Care Facs. Fin. Agcy. Rev.,
   Mental Hlth. Svcs., Ser. A
Aaa               7.50%       8/15/07   $    505 (b) $
553,208
   Mental Hlth. Svcs., Ser. A
Aa3               7.50        8/15/07        310
337,351
   New York Hosp., Ser. A, A.M.B.A.C., F.H.A.
Aaa               6.50        8/15/29      3,000 (b)
3,454,230
New York St. Mtge. Agcy. Rev.,
   Homeowner Mtge., Ser. 55
Aa2               5.95       10/01/17      2,000
2,119,400
   Homeowner Mtge., Ser. 60, A.M.T.
Aa2               6.00       10/01/22      8,000 (e)
8,500,400
New York St. Mun. Bond Bank Agcy., Spec. Proj. Rev., Ser.
   A
A+(d)             6.75        3/15/11      3,000  b)(d)
3,298,740
New York St. Thrwy. Auth.,
   Highway & Bridge Trust Fund, Ser. B, F.G.I.C.
Aaa               6.00        4/01/14      2,220 (b)
2,483,137
   Svc. Contract Rev., Local Highway & Bridge
Baa1              6.45        4/01/15      1,000 (b)
1,151,180
New York St. Urban Dev. Corp. Rev.,
   Correctional Cap. Facs., A.M.B.A.C.
Aaa             Zero          1/01/08     10,000
6,827,700
   St. Facs.
Baa1              5.75        4/01/11      5,000
5,504,250
   St. Facs.
Baa1              5.75        4/01/12      5,750
6,323,390
   St. Facs.
Baa1              5.60        4/01/15      2,000
2,154,540
   Subordinated Lien Corp.
A2                5.50        7/01/16     10,000
10,422,100
   Subordinated Lien Corp.
A2                5.50        7/01/22      5,000
5,161,900
Orange County Ind. Dev. Agcy., The Glen Arden Inc. Proj.
NR                5.70        1/01/28      1,250
1,223,063
Port Auth. of New York & New Jersey, Ser. 70, A.M.T.
A1                7.25        8/01/25      1,000
1,049,160
Puerto Rico Commonwealth,
   Gen. Oblig.
Baa1            Zero          7/01/14      2,000
952,840
   Gen. Oblig.
Baa1            Zero          7/01/15      1,250
561,137
   Gen. Oblig., A.M.B.A.C.
Aaa               7.00        7/01/10      6,500
8,068,970
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa               7.00        7/01/10      1,250
1,551,725
Puerto Rico Ind. Tourist Edl. Med. & Envr. Ctrl. Facs.
   Fin. Auth., Hosp. Rev., M.B.I.A.
Aaa               5.50        7/01/26      2,500
2,595,750
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Gov't. Facs.,
   Ser. A, A.M.B.A.C.
Aaa               6.25        7/01/15      2,050
2,417,319
Rensselaer Cnty.,
   Cap. Apprec., Ser. A, A.M.B.A.C.
Aaa             Zero          6/01/12      2,442
1,308,472
   Cap. Apprec., Ser. A, A.M.B.A.C.
Aaa             Zero          6/01/13      2,372
1,195,773
Rockland Cnty. Solid Waste Mgmt. Auth., Ser. B,
   A.M.B.A.C., A.M.T.
Aaa               5.625      12/15/14      1,585
1,693,842
Scotia Hsg. Auth. Rev., Coburg Village Inc. Proj., Ser. A
NR                6.20        7/01/38      4,000
4,038,560
Suffolk Cty. Ind. Dev. Agcy. Rev., A.M.T.
NR                5.50        1/01/23      2,000
2,006,240
Triborough Bridge & Tunl. Auth. Rev., Ser. A, M.B.I.A.
Aaa               6.00        1/01/10      2,000
2,279,100
Virgin Islands Pub. Fin. Auth. Rev., Matching Fund Loan,
   Ser. E
NR                5.875      10/01/18      2,250
2,319,548
Watervliet Hsg. Auth., Sen. Res. Beltrone Lvng. Ctr.
   Proj., Ser. A
NR                6.125       6/01/38      4,000
3,999,880

------------
Total long-term investments (cost $247,421,721)
$271,658,601

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--0.9%
New York City Gen. Oblig., Ser. B
A3                8.00%       6/01/99   $     70     $
70,896
New York St. Energy Resch. & Dev. Auth., F.R.D.D.,
   Niagara Mohawk Pwr. Corp., Ser. 85C, F.R.D.D.
P-1               3.25        3/01/99        500
500,000
   Niagara Mohawk Pwr. Corp., Ser. 86A, F.R.D.D.
P-1               3.35        3/01/99        100
100,000
   Pollution Control Revenue, F.R.D.D.
VMIG1             3.25        3/01/99      1,300
1,300,000
Port Auth. of New York & New Jersey, F.R.D.D.
   Ser. 1
VMIG1             3.35        3/01/99        200
200,000
   Ser. 4
VMIG1             3.25        3/01/99        300
300,000

------------
Total short-term investments (cost $2,469,333)
$  2,470,896

------------
Total Investments--98.9%
(cost $249,891,054; Note 4)
274,129,497
Other assets in excess of liabilities--1.1%
3,006,726

------------
Net Assets--100%
$277,136,223

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note (c).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(c) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(d) Standard & Poor's Rating.
(e) All or partial principal amount pledged as collateral
for financial futures
contracts and delayed settlement securities.
(f) Represents delayed settlement securities.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                 NEW YORK SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$249,891,054)...............................................
 .................        $ 274,129,497
Cash........................................................
 .............................................
41,049
Interest
receivable..................................................
 ....................................            3,463,577
Receivable for Series shares
sold........................................................
 ................              200,470
Prepaid expenses and other
assets......................................................
 ..................                4,948

-----------------
   Total
assets......................................................
 ....................................          277,839,541

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              273,391
Dividends
payable.....................................................
 ...................................              113,796
Accrued
expenses....................................................
 .....................................              110,953
Management fee
payable.....................................................
 ..............................              106,385
Distribution fee
payable.....................................................
 ............................               71,195
Due to broker - variation
margin......................................................
 ...................               23,125
Deferred trustee's
fees........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................              703,318

-----------------
Net
Assets......................................................
 .........................................        $
277,136,223

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........        $     227,860
   Paid-in capital in excess of
par.........................................................
 .............          252,940,511

-----------------

253,168,371
   Distribution in excess of net realized gain on
investments............................................
(256,091)
   Net unrealized appreciation on
investments.................................................
 ...........           24,223,943

-----------------
Net assets, February 28,
1999........................................................
 ....................        $ 277,136,223

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($183,963,570 / 15,126,947 shares of beneficial
interest issued and outstanding)...................
$12.16
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .38

-----------------
   Maximum offering price to
public......................................................
 ................               $12.54

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($90,957,048 / 7,476,940 shares of beneficial interest
issued and outstanding).....................
$12.17

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($1,618,439 / 133,036 shares of beneficial interest
issued and outstanding)........................
$12.17
   Sales charge (1% of offering
price)......................................................
 .............                  .12

-----------------
   Offering price to
public......................................................
 ........................               $12.29

-----------------

-----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($597,166 / 49,053 shares of beneficial interest
issued and outstanding)...........................
$12.17

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1999
Income
   Interest..................................      $
7,645,817
                                                ------------
-----
Expenses
   Management fee............................
688,801
   Distribution fee--Class A.................
134,626
   Distribution fee--Class B.................
233,214
   Distribution fee--Class C.................
5,095
   Transfer agent's fees and expenses........
64,000
   Custodian's fees and expenses.............
46,000
   Reports to shareholders...................
25,000
   Registration fees.........................
17,000
   Audit fees and expenses...................
5,000
   Legal fees and expenses...................
2,500
   Trustees' fees............................
1,700
   Miscellaneous expense.....................
3,327
                                                ------------
-----
      Total expenses.........................
1,226,263
                                                ------------
-----
Net investment income........................
6,419,554
                                                ------------
-----
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on:
   Investment transactions...................
231,430
   Financial futures transactions............
(94,181)
                                                ------------
-----

137,249
                                                ------------
-----
Net change in unrealized appreciation
   (depreciation) on:
   Investments...............................
(694,007)
   Financial futures contracts...............
(113,875)
                                                ------------
-----

(807,882)
                                                ------------
-----
Net loss on investments......................
(670,633)
                                                ------------
-----
Net Increase in Net Assets Resulting from
Operations...................................      $
5,748,921
                                                ------------
-----
                                                ------------
-----

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                        Ended           Year
Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1999
1998
Operations
   Net investment income........    $   6,419,554      $
13,397,105
   Net realized gain on
      investment transactions...          137,249
2,324,971
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............         (807,882)
7,300,759
                                  -----------------    -----
-------
   Net increase in net assets
      resulting from
      operations................        5,748,921
23,022,835
                                  -----------------    -----
-------
Dividends and distributions (Note 1):
   Dividends from net investment income
      Class A...................       (4,312,621)
(8,602,581)
      Class B...................       (2,065,237)
(4,742,947)
      Class C...................          (28,472)
(41,511)
      Class Z...................          (13,224)
(10,066)
                                  -----------------    -----
-------
                                       (6,419,554)
(13,397,105)
                                  -----------------    -----
-------
   Distributions in excess of
      net investment income
      Class A...................               --
(87,902)
      Class B...................               --
(53,544)
      Class C...................               --
(428)
      Class Z...................               --
(33)
                                  -----------------    -----
-------
                                               --
(141,907)
                                  -----------------    -----
-------
   Distributions from net realized gains
      Class A...................       (1,608,536)
(720,509)
      Class B...................         (805,965)
(438,881)
      Class C...................          (12,368)
(3,511)
      Class Z...................           (4,828)
(274)
                                  -----------------    -----
-------
                                       (2,431,697)
(1,163,175)
                                  -----------------    -----
-------
Series share transactions (net
   of share conversions) (Note
   5):
   Net proceeds from shares
      sold......................       14,397,886
16,534,022
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        5,601,836
8,971,237
   Cost of shares reacquired....      (17,915,487)
(41,609,077)
                                  -----------------    -----
-------
   Net increase (decrease) in
      net assets from Series
      share transactions........        2,084,235
(16,103,818)
                                  -----------------    -----
-------
Total decrease..................       (1,018,095)
(7,783,170)
Net Assets
Beginning of period.............      278,154,318
285,937,488
                                  -----------------    -----
-------
End of period...................    $ 277,136,223
$278,154,318
                                  -----------------    -----
-------
                                  -----------------    -----
-------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                 NEW YORK SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of 11 series. The
monies of each series are invested in separate,
independently managed
portfolios. The New York Series (the 'Series') commenced
investment operations
in September 1984. The Series is diversified and its
investment objective is to
maximize current income that is exempt from New York State,
New York City and
federal income taxes consistent with the preservation of
capital, and in
conjunction therewith, the Series may invest in debt
securities with the
potential for capital gain. The Series seeks to achieve the
objective by
investing primarily in New York State, municipal and local
government
obligations and obligations of other qualifying issuers. The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic developments in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing service, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount paid on purchases of portfolio securities as
adjustments to interest
income. Expenses are recorded on the accrual basis which may require the use of
certain estimates by management.
Net investment income (other than distribution fees), and
unrealized and
realized gains or losses are allocated daily to each class
of shares based upon
the relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends is made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
------------------------------------------------------------
--------------------
                                       9

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                NEW YORK SERIES
------------------------------------------------------------
--------------------
responsibility for all investment advisory services and
supervises the
subadviser's performance of such services. PIFM has entered
into a subadvisory
agreement with The Prudential Investment Corporation
('PIC'); PIC furnishes
investment advisory services in connection with the
management of the Fund. PIFM
pays for the cost of the subadviser's services, the
compensation of officers of
the Fund, occupancy and certain clerical and bookkeeping
costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services ('PIMS'), which acts as the distributor of the
Class A, Class B, Class
C and Class Z shares of the Fund. The Fund compensates PIMS
for distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to a plan of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
No distribution or service fees are paid to PIMS as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Effective January 1, 1999 such expenses for
the Series were .25 of
1%, .50 of 1% and .75 of 1% of the average daily net assets
of the Class A, B
and C respectively. Prior to January 1, 1999, such expenses
under the Plans were
 .10 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class
A, B and C shares, respectively.
PIMS has advised the Series that they received approximately
$17,300 in
front-end sales charges resulting from sales of Class A and
after November 2,
1998 Class C shares during the six months ended February 28,
1999. From these
fees, PIMS paid such sales charges to affiliated broker-
dealers, which in turn
paid commissions to salespersons and incurred other
distribution costs.
PIMS has advised the Series that for the six months ended
February 28, 1999,
they received approximately $48,000 and $600 in contingent
deferred sales
charges imposed upon certain redemptions by Class B and C
shareholders,
respectively.
PIFM, PIMS and PIC are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Series did not borrow any amounts pursuant
to the Agreement
during the six months ended February 28, 1999. The Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on February 28, 1999 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $51,000 for
the services of
PMFS. As of February 28, 1999, approximately $8,000 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1999 were $10,231,126 and
$15,059,436, respectively.
The cost basis of investments for federal income tax purposes at February 28,
1999 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation on investments for federal income tax purposes was $24,238,443 (gross unrealized appreciation-- $24,348,930, gross unrealized depreciation--$110,487).
During the six months ended February 28, 1999, the Series entered into financial futures contracts. Details of open contracts at February 28, 1999 are as follows:

                                                  Value at
Value at
  Number of                       Expiration    February 28,
Trade          Unrealized
  Contracts           Type           Date           1999
Date         Depreciation
--------------    ------------    ----------    ------------
----------     --------------
Short Positions:
                  Muni Bond
       17         Future          March 1999     $2,118,625
$2,112,250       $   (6,375)
                  Muni Bond
       20         Future          March 1999      2,492,500
2,484,375           (8,125)

--------------

$  (14,500)

--------------

--------------

------------------------------------------------------------
--------------------
                                       10

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                 NEW YORK SERIES
------------------------------------------------------------
--------------------
Note 5. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest were as follows:

Class A                                Shares
Amount
-----------------------------------  -----------    --------
----
Six months ended February 28, 1999:
Shares sold........................      696,127    $
8,553,107
Shares issued in reinvestment of
  dividends and distributions......      312,878
3,829,626
Shares reacquired..................     (670,965)
(8,243,455)
                                     -----------    --------
----
Net increase in shares outstanding
  before conversion................      338,040
4,139,278
Shares issued upon conversion from
  Class B..........................      433,529
5,345,076
                                     -----------    --------
----
Net increase in shares
  outstanding......................      771,569    $
9,484,353
                                     -----------    --------
----
                                     -----------    --------
----
Year ended August 31, 1998:
Shares sold........................      439,455    $
5,329,691
Shares issued in reinvestment of
  dividends and distributions......      483,685
5,858,242
Shares reacquired..................   (1,885,411)
(22,838,785)
                                     -----------    --------
----
Net decrease in shares outstanding
  before conversion................     (962,271)
(11,650,852)
Shares issued upon conversion from
  Class B..........................      874,211
10,587,013
                                     -----------    --------
----
Net decrease in shares
  outstanding......................      (88,060)   $
(1,063,839)
                                     -----------    --------
----
                                     -----------    --------
----
Class B                                Shares
Amount
-----------------------------------  -----------    --------
----
Six months ended February 28, 1999:
Shares sold........................      427,558    $
5,262,348
Shares issued in reinvestment of
  dividends and distributions......      140,940
1,725,914
Shares reacquired..................     (772,125)
(9,506,791)
                                     -----------    --------
----
Net decrease in shares outstanding
  before conversion................     (203,627)
(2,518,529)
Shares reacquired upon conversion
  into
  Class A..........................     (433,383)
(5,345,075)
                                     -----------    --------
----
Net decrease in shares
  outstanding......................     (637,010)   $
(7,863,604)
                                     -----------    --------
----
                                     -----------    --------
----
Year ended August 31, 1998:
Shares sold........................      821,187    $
9,961,080
Shares issued in reinvestment of
  dividends and distributions......      253,115
3,066,564
Shares reacquired..................   (1,518,526)
(18,407,575)
                                     -----------    --------
----
Net decrease in shares outstanding
  before conversion................     (444,224)
(5,379,931)
Shares reacquired upon conversion
  into
  Class A..........................     (873,853)
(10,587,013)
                                     -----------    --------
----
Net decrease in shares
  outstanding......................   (1,318,077)
$(15,966,944)
                                     -----------    --------
----
                                     -----------    --------
----
Class C
-----------------------------------
Six months ended February 28, 1999:
Shares sold........................       34,238    $
419,896
Shares issued in reinvestment of
  dividends and distributions......        2,990
36,612
Shares reacquired..................       (8,187)
(100,298)
                                     -----------    --------
----
Net increase in shares
  outstanding......................       29,041    $
356,210
                                     -----------    --------
----
                                     -----------    --------
----
Year ended August 31, 1998:
Shares sold........................       63,757    $
772,337
Shares issued in reinvestment of
  dividends and distributions......        3,337
40,442
Shares reacquired..................      (28,392)
(345,599)
                                     -----------    --------
----
Net increase in shares
  outstanding......................       38,702    $
467,180
                                     -----------    --------
----
                                     -----------    --------
----
Class Z
-----------------------------------
Six months ended February 28, 1999:
Shares sold........................       13,234    $
162,535
Shares issued in reinvestment of
  dividends and distributions......          790
9,684
Shares reacquired..................       (5,321)
(64,943)
                                     -----------    --------
----
Net increase in shares
  outstanding......................        8,703    $
107,276
                                     -----------    --------
----
                                     -----------    --------
----
Year ended August 31, 1998:
Shares sold........................       38,915    $
470,914
Shares issued in reinvestment of
  dividends and distributions......          493
5,989
Shares reacquired..................       (1,413)
(17,118)
                                     -----------    --------
----
Net increase in shares
  outstanding......................       37,995    $
459,785
                                     -----------    --------
----
                                     -----------    --------
----

------------------------------------------------------------
--------------------
                                       11

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)         NEW YORK SERIES
------------------------------------------------------------
--------------------

Class A
                                                          --
------------------------------------------------------------
--

Six Months

Ended                      Year Ended August 31,

February 28,     -------------------------------------------
----

1999           1998         1997         1996         1995
                                                          --
----------     --------     --------     --------     ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  12.30       $  11.94     $  11.77     $  11.91     $
11.71
                                                          --
----------     --------     --------     --------     ------
--
Income from investment operations
Net investment income..................................
 .29            .60          .61(a)       .63(a)       .66(a)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.03)           .42          .43         (.09)         .20
                                                          --
----------     --------     --------     --------     ------
--
   Total from investment operations....................
 .26           1.02         1.04          .54          .86
                                                          --
----------     --------     --------     --------     ------
--
Less distributions
Dividends from net investment income...................
(.29)          (.60)        (.61)        (.63)        (.66)
Distributions in excess of net investment income.......
--               (.01)          --(c)     --           --
Distributions from net realized gains..................
(.11)          (.05)        (.26)        (.05)       --
                                                          --
----------     --------     --------     --------     ------
--
   Total distributions.................................
(.40)          (.66)        (.87)        (.68)        (.66)
                                                          --
----------     --------     --------     --------     ------
--
Net asset value, end of period.........................
$  12.16       $  12.30     $  11.94     $  11.77     $
11.91
                                                          --
----------     --------     --------     --------     ------
--
                                                          --
----------     --------     --------     --------     ------
--
TOTAL RETURN(b):.......................................
2.17%          8.71%        9.19%        4.53%        7.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$183,964       $176,555     $172,471     $168,037
$163,025
Average net assets (000)...............................
$181,836       $174,485     $173,963     $168,291     $
95,024
Ratios to average net assets:
   Expenses, including distribution fees...............
 .77%(d)        .73%         .68%(a)      .68%(a)
 .69%(a)
   Expenses, excluding distribution fees...............
 .62%(d)        .63%         .58%(a)      .58%(a)
 .59%(a)
   Net investment income...............................
4.80%(d)       4.93%        5.15%(a)     5.24%(a)
5.65%(a)
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
4%            33%          43%          92%          57%


1994
                                                         ---
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $
12.54
                                                         ---
----
Income from investment operations
Net investment income..................................
 .67
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.83)
                                                         ---
----
   Total from investment operations....................
(.16)
                                                         ---
----
Less distributions
Dividends from net investment income...................
(.67)
Distributions in excess of net investment income.......    -
-
Distributions from net realized gains..................    -
-
                                                         ---
----
   Total distributions.................................
(.67)
                                                         ---
----
Net asset value, end of period.........................  $
11.71
                                                         ---
----
                                                         ---
----
TOTAL RETURN(b):.......................................
(1.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$13,661
Average net assets (000)...............................
$13,454
Ratios to average net assets:
   Expenses, including distribution fees...............
 .74%
   Expenses, excluding distribution fees...............
 .64%
   Net investment income...............................
5.46%
For Class A, B, C and Z shares:
   Portfolio turnover rate.............................
49%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          NEW YORK SERIES
------------------------------------------------------------
--------------------

Class B
                                                          --
------------------------------------------------------------
--

Six Months

Ended                      Year Ended August 31,

February 28,     -------------------------------------------
----

1999           1998         1997         1996         1995
                                                          --
----------     --------     --------     --------     ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  12.30       $  11.94     $  11.77     $  11.91     $
11.71
                                                          --
----------     --------     --------     --------     ------
--
Income from investment operations
Net investment income..................................
 .27            .55          .56(a)       .58(a)       .61(a)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.02)           .42          .43         (.09)         .20
                                                          --
----------     --------     --------     --------     ------
--
   Total from investment operations....................
 .25            .97          .99          .49          .81
                                                          --
----------     --------     --------     --------     ------
--
Less distributions
Dividends from net investment income...................
(.27)          (.55)        (.56)        (.58)        (.61)
Distributions in excess of net investment income.......
--               (.01)          --(c)     --           --
Distributions from net realized gains..................
(.11)          (.05)        (.26)        (.05)       --
                                                          --
----------     --------     --------     --------     ------
--
   Total distributions.................................
(.38)          (.61)        (.82)        (.63)        (.61)
                                                          --
----------     --------     --------     --------     ------
--
Net asset value, end of period.........................
$  12.17       $  12.30     $  11.94     $  11.77     $
11.91
                                                          --
----------     --------     --------     --------     ------
--
                                                          --
----------     --------     --------     --------     ------
--
TOTAL RETURN(b):.......................................
2.07%          8.28%        8.76%        4.12%        7.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 90,957       $ 99,823     $112,658     $135,764
$163,013
Average net assets (000)...............................
$ 94,059       $104,653     $122,744     $152,656
$230,033
Ratios to average net assets:
   Expenses, including distribution fees...............
1.12%(d)       1.13%        1.08%(a)     1.08%(a)
1.11%(a)
   Expenses, excluding distribution fees...............
 .62%(d)        .63%         .58%(a)      .58%(a)
 .61%(a)
   Net investment income...............................
4.45%(d)       4.53%        4.75%(a)     4.84%(a)
5.30%(a)


1994
                                                         ---
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $
12.54
                                                         ---
-----
Income from investment operations
Net investment income..................................
 .62
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.83)
                                                         ---
-----
   Total from investment operations....................
(.21)
                                                         ---
-----
Less distributions
Dividends from net investment income...................
(.62)
Distributions in excess of net investment income.......
--
Distributions from net realized gains..................
--
                                                         ---
-----
   Total distributions.................................
(.62)
                                                         ---
-----
Net asset value, end of period.........................  $
11.71
                                                         ---
-----
                                                         ---
-----
TOTAL RETURN(b):.......................................
(1.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$331,982
Average net assets (000)...............................
$350,564
Ratios to average net assets:
   Expenses, including distribution fees...............
1.14%
   Expenses, excluding distribution fees...............
 .64%
   Net investment income...............................
5.06%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d)Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             NEW YORK SERIES
------------------------------------------------------------
--------------------

Class C
                                                         ---
------------------------------------------------------------
--------

August 1,

Six Months
1994(d)

Ended                  Year Ended August 31,
Through

February 28,     ---------------------------------------
August 31,

1999          1998       1997       1996       1995
1994

------       ------     ------     ------     ------
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $
12.30       $11.94     $11.77     $11.91     $11.71
$11.74

------       ------     ------     ------     ------
-----
Income from investment operations
Net investment income..................................
 .26          .52        .53(a)     .55(a)     .58(a)
 .04
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.02)         .42        .43       (.09)       .20
(.03)

------       ------     ------     ------     ------
-----
   Total from investment operations....................
 .24          .94        .96        .46        .78
 .01

------       ------     ------     ------     ------
-----
Less distributions
Dividends from net investment income...................
(.26)        (.52)      (.53)      (.55)      (.58)
(.04)
Distributions in excess of net investment income.......
--             (.01)        --(c)    --         --
--
Distributions from net realized gains..................
(.11)        (.05)      (.26)      (.05)      --          --

------       ------     ------     ------     ------
-----
   Total distributions.................................
(.37)        (.58)      (.79)      (.60)      (.58)
(.04)

------       ------     ------     ------     ------
-----
Net asset value, end of period.........................    $
12.17       $12.30     $11.94     $11.77     $11.91
$11.71

------       ------     ------     ------     ------
-----

------       ------     ------     ------     ------
-----
TOTAL RETURN(b):.......................................
1.94%        8.01%      8.49%      3.86%      7.01%
0.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................    $
1,618       $1,279     $  780     $  876     $  529       $
142
Average net assets (000)...............................    $
1,370       $  969     $  798     $  659     $  325       $
42
Ratios to average net assets:
   Expenses, including distribution fees...............
1.37%(f)     1.38%      1.33%(a)   1.33%(a)   1.36%(a)
1.62%(f)
   Expenses, excluding distribution fees...............
 .62%(f)      .63%       .58%(a)    .58%(a)    .61%(a)
 .87%(f)
   Net investment income...............................
4.20%(f)     4.28%      4.50%(a)   4.59%(a)   5.05%(a)
5.17%(f)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           NEW YORK SERIES
------------------------------------------------------------
--------------------

Class Z
                                                           -
-------------------------------------------

December 6,

Six Months         Year          1996(e)

Ended           Ended          Through

February 28,     August 31,      August 31,

1999            1998            1997

------          -----           -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$  12.31         $11.95          $12.09

------          -----           -----
Income from investment operations
Net investment income..................................
 .30            .62             .46(a)
Net realized and unrealized gain (loss) on investment
   transactions........................................
(.03)           .42             .12

------          -----           -----
   Total from investment operations....................
 .27           1.04             .58

------          -----           -----
Less distributions
Dividends from net investment income...................
(.30)          (.62)           (.46)
Distributions in excess of net investment income.......
--               (.01)             --(c)
Distributions from net realized gains..................
(.11)          (.05)           (.26)

------          -----           -----
   Total distributions.................................
(.41)          (.68)           (.72)

------          -----           -----
Net asset value, end of period.........................
$  12.17         $12.31          $11.95

------          -----           -----

------          -----           -----
TOTAL RETURN(b):.......................................
2.24%          8.81%           5.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$    597         $  497          $   28
Average net assets (000)...............................
$    539         $  116          $   11
Ratios to average net assets:
   Expenses, including distribution fees...............
 .62%(d)        .63%            .58%(a)/(f)
   Expenses, excluding distribution fees...............
 .62%(d)        .63%            .58%(a)/(f)
   Net investment income...............................
4.95%(d)       5.03%           5.25%(a)/(f)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Commencement of offering of Class Z shares.
(f) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1999
were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                   BULK RATE
Gateway Center Three                     U.S. POSTAGE
100 Mulberry Street                         PAID
Newark, NJ  07102-4077                   Permit 6807
(800) 225-1852                           New York, NY


74435M747
74435M754   MF122E2
74435M523
74435M440




(ICON)

Prudential
Municipal
Series Fund
-------------------
New York
Money Market Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
New York Money Market Series

Performance At A Glance.
Yields on municipal money market securities fell during the six months ended February 28, 1999 because the supply of securities declined while demand for them remained strong, and the Federal
Reserve repeatedly eased monetary policy. Nevertheless, your Prudential Municipal Series Fund--New York Money Market Series provided an attractive level of tax-exempt income. We took advantage of good buying opportunities in municipal commercial paper and attractively priced, longer-term money market securities.

Fund Facts
As of 2/28/99
                           7-Day        Net Asset
Taxable Equivalent Yield*     Weighted Avg.   Net Assets
                        Current Yld.   Value (NAV)      @31%
@36%      @39.6%     Mat. (WAM)     (Millions)
NY Money
Market Series               2.37%           $1
3.69%     3.98%     4.21%       49 Days          $373

IBC Financial Data
Tax-Free State Specific
(SB & GP-NY) Avg.**         2.29%           $1
3.56%     3.84%     4.07%       39 Days           N/A

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

* Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal and applicable state tax rates.

** International Business Communications (IBC) Financial Data reports a seven-day current yield, NAV, and WAM on Mondays. This is the data of all funds in the IBC Financial Data Tax-Free
State Specific Average (Stock Broker (SB) & General Purpose
(GP) - New York) category as of March 1, 1999.

Tracking Tax-Free Money Fund Yields.
            (GRAPH)


How Investments Compared
   (As of 2/28/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Colleen Meehan, Fund Manager                 (PHOTO)

Portfolio
Manager's Report

The Prudential Municipal Series Fund--New York Money Market Series seeks to provide the maximum current income that is exempt from federal, New York state and New York City income taxes, consistent with liquidity and the preservation of capital. The
Series intends to invest in a portfolio of short-term municipal bonds with maturities of 13 months or less from the state of New
York, its municipalities, local governments, and other qualifying issuers (such as Puerto Rico, Guam, and the U.S.
Virgin Islands). There can be no assurance that the Series will achieve its investment objective.

The Importance of WAM.
Weighted Average Maturity (WAM) takes into account the maturity level of each security held by a fund. WAM is a measurement tool that determines a fund's sensitivity to changes in interest rates. A lengthened WAM enables a fund's yield to remain higher for a longer period of time during declining interest-rate cycles.


Strategy Session.

Coping With a Supply-
Demand Imbalance.

We ideally wanted to invest in a mixture of municipal money market securities that would keep the Series' WAM longer than average and still provide us with quick access to cash in order to satisfy shareholder liquidity needs. Extending the WAM would have allowed the Series' yield to remain higher for a longer time as tax-exempt money market yields declined.

Municipal money market yields slid as the Federal Reserve embarked on a series of reductions in the Federal funds rate, which is the rate banks charge each other for overnight loans.
Cutting interest rates stimulates economic growth by lowering borrowing costs. Therefore, the three Federal-funds-rate reductions helped restore faith in the U.S. economy and calmed financial markets, which had grown increasingly volatile after a global financial crisis spread beyond
Asia in mid-summer of 1998.

Yields on municipal money market securities also fell because there was such strong demand for the dwindling supply of securities. As a result, buying longer-term New
York money market securities that met our high-quality standards in order to extend the Series' WAM proved to be very challenging. We thus were able to maintain a longer-than-average WAM for only a portion of the six-month period.

This supply-demand imbalance was not confined to New
York, however. Among tax-exempt notes, which mature in 13 months or less, the total dollar volume issued in 1998 was down 25% from 1997, according to Municipal Market Data.
The 1998 tally was the lowest in a decade. Issuance dropped as some state and local governments preferred to issue long-term bonds instead of notes in order to lock in low yields for a longer period of time. Note issuance also fell as the short-term borrowing needs of many municipalities declined amid favorable domestic economic conditions. For example, the boom on Wall
Street continues to bolster the economy of New York
City, which has also benefited from the conservative budgeting practices of its government.

In light of the shrinking supply of notes, we found good buying opportunities among New York commercial paper, which matures in 270 days or less.

What Went Well.

Year-End Bargains.
In December 1998, some New York municipalities sold tax-exempt commercial paper at very attractive yields. Purchasing this commercial paper lengthened our WAM and helped the Series weather the period of low yields that usually occurs in January and early February as investors hurry to reinvest money received from coupon payments and maturing bonds.
When our commercial paper matured in mid-February 1999, we reinvested our proceeds in longer-term money market securities with solid yields that dramatically extended the Series' WAM.

And Not So Well.

Too Short.
The Series' WAM was shorter than that of its competition for most of the six-month period. Unfortunately, we were unable to buy enough longer-term New York money market securities to maintain a longer-than-average WAM. As you recall, a longer WAM would have provided the Series some protection from the decline in tax-exempt money market yields.

In the autumn of 1998, yields in our market declined in sympathy with the Federal funds rate. An imbalance in the supply and demand of municipal money market securities also drove their yields lower.


Looking Ahead.
We plan to keep the Series' WAM in line with its competition and increase its liquidity. This strategy allows us quicker access to cash from mid-April to early May so that we can satisfy shareholder liquidity needs prompted by their income tax payments. Having fast access to cash will also enable us to take advantage of attractive buying opportunities that emerge during tax season as other portfolio managers sell money market securities to meet their shareholder liquidity needs.

Any higher-yielding purchases made during tax season will help the Series weather the drop in municipal money market yields that usually occurs in June and early July. During this time, municipal note issuance is expected to decline again due to strong economic growth.

Weighted Average Maturity Compared
     To The Average Fund.
           (GRAPH)

A Message to Our Shareholders                      April 19,
1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis.
Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.

What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK MONEY MARKET
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Amherst Ind. Dev. Agcy. Rev., Gen. Accident Ins. Co., Ser.
   85, S.E.M.O.T.
A-1+(d)           3.05%       5/01/99   $  3,100     $
3,100,000
Battery Park City Auth. Rev. Bonds,
   Ser. 90
Aaa               6.50        5/01/99      2,565 (e)
2,578,629
   Ser. 90
Aaa               7.70        5/01/99      7,240
7,440,422
Brentwood Union Free Sch. Dist., Ser. 98, T.A.N.
MIG1              3.755       6/30/99      4,000
4,001,527
Buffalo New York,
   Gen. Oblig. School Bond, Ser. 99A
Aaa               3.25        2/01/00      2,788
2,798,525
   Gen. Oblig. School Bond, Ser. 99B
Aaa               3.25        2/01/00      1,115
1,119,210
   Ser. 98-99A, R.A.N.
MIG1              3.75        7/27/99      3,000
3,008,993
Clinton Cnty. Ind. Dev. Agcy., Champlain Plastics Proj.,
   Ser. 98A, F.R.W.D., A.M.T.
NR                3.05        3/03/99      5,000
5,000,000
Copiague Union Free Sch. Dist., T.A.N.
NR                4.00        6/24/99      6,000
6,006,372
Dutchess Cnty. Ind. Dev. Agcy., Marist College Civic
   Facility,
   Ser. 99A, F.R.W.D.
A-1+(d)           2.70        3/04/99      7,500
7,500,000
Erie Cnty., R.A.N.
MIG1              4.00       10/13/99      4,000
4,024,040
Hempstead Ind. Dev. Agcy. Rev.,
   American Refuel - Duke, Ser. 98, F.R.W.D.
A-1(d)            2.75        3/03/99     10,065
10,065,000
   Trigen-Nassau Energy, Ser. 98, F.R.W.D., A.M.T.
A-1+(d)           2.65        3/03/99      2,000
2,000,000
Hicksville Union Free Sch. Dist., Ser. 98-99, T.A.N.
NR                3.75        6/23/99        800
800,337
Metropolitan Trans. Auth.,
   Commuter Facilities, Ser. 1313, T.E.C.P.
P-1               2.75        7/15/99      5,000
5,000,000
   NY Transit Facilities, Ser. A, T.E.C.P.
P-1               2.75        6/15/99     15,000
15,000,000
Monroe Cnty. Ind. Dev. Agcy. Rev.,
   Gen. Accident Ins. Co., Ser. 84, S.E.M.O.T.
A-1+(d)           2.95        9/01/99      7,000
7,000,000
   Genesee Valley, Ser. 97, F.R.W.D., A.M.T.
VMIG1             2.95        3/04/99      2,900
2,900,000
Nassau Cnty. Gen. Improv., Ser. X
Aaa               5.00       11/01/99      5,765
5,845,283
Nassau Cnty. Ind. Dev. Agcy. Rev., J.C. Solution Inc.
   Proj., Ser. 97, F.R.W.D., A.M.T.
NR                3.05        3/03/99      3,380
3,380,000
New York City Fin. Auth. Rev., Future Tax Sec'd. Bonds,
   Ser. A2, F.R.W.D.
VMIG1             2.90        3/03/99      5,000
5,000,000
New York City Hsg. Dev. Corp.,
   One Columbus Pl., Ser. 98A, F.R.W.D., A.M.T.
A-1+(d)           2.70        3/03/99     15,000
15,000,000
   Macombs Pl., Ser. 98A, F.R.W.D., A.M.T.
A-1+(d)           2.80        3/03/99      3,300
3,300,000
   Multifamily Mtg., River Ct. Proj., Ser. 97A, F.R.W.D.,
      A.M.T.
A-1               2.80        3/03/99      8,100
8,100,000
   Multifamily Mtg., Related Bwy., F.R.W.D., A.M.T.
A-1+(d)           2.80        3/03/99      8,200
8,200,000
New York City, Gen. Oblig., T.E.C.P.,
   Ser. 94H-3
VMIG1             2.65        3/15/99      5,000
5,000,000
   Ser. 94H-5
VMIG1             2.55        4/12/99      6,900
6,900,000
   Ser. H4
VMIG1             2.50        4/08/99      2,000
2,000,000
   Ser. J2
VMIG1             2.55        3/19/99      6,000
6,000,000
   Ser. J3
VMIG1             2.65        3/15/99      5,100
5,100,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK MONEY MARKET
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
New York St. Dorm. Auth. Rev., Rockefeller Univ., Ser.
   97-C3201, F.R.W.D.S.
A-1+(d)           2.97%       3/04/99   $  8,850     $
8,850,000
New York St. Energy Res. & Dev. Auth.,
   Central Hudson Gas & Elec., Ser. 85A, F.R.W.D.
P-1               2.80        3/04/99     24,250
24,250,000
   Citibank Eagle Trust, Ser. 94A, F.R.W.D.S.
A-1(d)            3.02        3/04/99      7,000
7,000,000
   Con Edison Proj., Ser. PT219, A.N.N.O.T.S., A.M.T.
A-1+(d)           3.75        4/15/99      5,000
5,000,000
   Lilco Proj., Ser. 85A
VMIG1             3.58        3/01/99      1,130
1,130,000
   Niagara Mohawk Pwr. Corp., Ser. 85C, F.R.D.D.
P-1               3.25        3/01/99        400
400,000
New York St. Environ. Facs. Corp.,
   Ser. 97A, T.E.C.P.
VMIG1             3.05        3/11/99      6,800
6,800,000
   Ser. 97A, T.E.C.P.
VMIG1             2.90        6/18/99      4,000
4,000,000
New York St. Hsg. Fin. Agcy. Rev.,
   240 East 39th St., Ser. 97A, F.R.W.D., A.M.T.
VMIG1             2.80        3/03/99      8,000
8,000,000
   750 Sixth Ave., Ser. A, F.R.W.D., A.M.T.
VMIG1             2.60        3/03/99      5,000
5,000,000
   Tribeca Landing Hsg., Ser. A, F.R.W.D., A.M.T.
VMIG1             2.95        3/03/99     10,000
10,000,000
   Union Square So. Hsg., Ser. 96A, F.R.W.D., A.M.T.
MIG1              2.80        3/03/99      5,000
5,000,000
New York St. Med. Care Facs. Fin. Agcy. Rev.,
   North Gen. Hosp.
Aaa               7.35        8/15/99      2,745
2,844,201
   St. Lukes Roosevelt, Ser. 89B
Aaa               7.45        2/15/00      1,325
1,407,818
New York St. Power Auth. Rev.,
   S.E.M.M.T.
VMIG1             2.90        9/01/99      7,500
7,500,000
   Ser. 2, T.E.C.P.
P-1               2.65        4/01/99      5,000
5,000,000
   Ser. 2, T.E.C.P.
P-1               2.60        4/09/99      5,800
5,800,000
New York St. Thruway Auth. Rev., Ser. SGA 66, F.R.W.D.S.
A-1+(d)           3.10        3/03/99      3,845
3,845,000
New York St., Gen. Oblig.,
   Ser. 90
A2                6.70       11/15/99      3,200
3,279,235
   Ser. 92
A2                7.80       11/15/99      2,230
2,301,867
   Ser. U, T.E.C.P.
P-1               3.05        3/02/99     12,000
12,000,000
Niagara Cnty. Ind. Dev. Agcy. Rev., F.R.W.D., A.M.T.,
   Solid Waste Disp. Rev., American Refuel Co., Ser. 94C
P-1               2.80        3/03/99     10,800
10,800,000
   Solid Waste Disp. Rev., American Refuel Co., Ser. 96D
A-1+(d)           2.80        3/03/99      7,800
7,800,000
Onondaga Cnty. Ind. Dev. Agcy. Rev., Syracuse Research
   Corp., Ser. 97A, F.R.W.D.
A-1(d)            3.05        3/04/99      6,220
6,220,000
Oswego Cnty. Ind. Dev. Agcy. Rev., Phillip Morris Co.,
   Ser. 92, F.R.W.D.
P-1               3.00        3/03/99     10,000
10,000,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           NEW YORK MONEY MARKET
SERIES
------------------------------------------------------------
--------------------

Principal

Moody's        Interest     Maturity     Amount
Value
Description (a)
Rating           Rate         Date        (000)       (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Port Auth. of New York & New Jersey,
   Ser. 4, F.R.D.D., A.M.T.
VMIG1             3.25%       3/01/99   $    900     $
900,000
   Ser. 93-1, F.R.W.D.
NR                3.07        3/02/99     12,000
12,000,000
Ramapo Hsg. Auth. Rev., Fountainview Proj., Ser. 98,
   F.R.W.D., A.M.T.
VMIG1             2.99        3/03/99     11,485
11,485,000
Rockland Cnty. Ind. Dev. Agcy., Asstd. Living, Northern
   River,
   Ser. 99, F.R.W.D.
VMIG1             2.99        3/04/99      5,500
5,500,000
Shenendehowa Central Sch. Dist., Ser. 98, R.A.N.
NR                3.70        6/30/99      5,000
5,000,149

------------
Total Investments--97.2%
(cost $362,281,608(b))
362,281,608
Other assets in excess of liabilities--2.8%
10,572,401

------------
Net Assets--100%
$372,854,009

------------

------------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.T.--Alternative Minimum Tax.
    A.N.N.O.T.S.--Annual Optional Tender Synthetic.
    F.R.D.D.--Floating Rate (Daily) Demand Note (c).
    F.R.W.D.--Floating Rate (Weekly) Demand Note (c). F.R.W.D.S.--Floating Rate (Weekly) Demand Note Synthetic
(c).
    R.A.N.--Revenue Anticipation Note.
    S.E.M.M.T.--Semi-Annual Mandatory Tender.
    S.E.M.O.T.--Semi-Annual Optional Tender.
    T.A.N.--Tax Anticipation Note.
    T.E.C.P.--Tax-Exempt Commercial Paper.
(b) The cost of securities for federal income tax purposes
is substantially the
    same as for financial reporting purposes.
(c) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(d) Standard & Poor's Rating.
(e) Prerefunded issues are secured by escrowed cash and
direct U.S. guaranteed
    obligations.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                 NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at amortized cost which approximates market
value...........................................      $
362,281,608
Cash........................................................
 .............................................
77,604
Receivable for investments
sold........................................................
 ..................           22,999,375
Receivable for Series shares
sold........................................................
 ................            7,224,141
Interest
receivable..................................................
 ....................................            2,095,652
Other
assets......................................................
 .......................................                5,455

-----------------
   Total
assets......................................................
 ....................................          394,683,835

-----------------
Liabilities
Payable for investments
purchased...................................................
 .....................           17,642,584
Payable for Series shares
reacquired..................................................
 ...................            3,842,340
Management fee
payable.....................................................
 ..............................              143,999
Accrued
expenses....................................................
 .....................................              102,442
Dividends
payable.....................................................
 ...................................               76,002
Distribution fee
payable.....................................................
 ............................               17,986
Deferred trustee's
fee.........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................           21,829,826

-----------------
Net
Assets......................................................
 .........................................      $
372,854,009

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at $.01 par
value......................................................
$     3,728,540
   Paid-in capital in excess of
par.........................................................
 .............          369,125,469

-----------------
Net assets, February 28,
1999........................................................
 ....................      $   372,854,009

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($372,854,009 / 372,854,009 shares
   of beneficial interest issued and outstanding; unlimited
number of shares authorized).................
$1.00

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK MONEY MARKET SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
Net Investment Income                           February 28,
1999
Income
   Interest..................................      $
6,249,269
                                                ------------
-----
Expenses
   Management fee............................
979,886
   Distribution fee..........................
244,971
   Transfer agent's fees and expenses........
60,000
   Custodian's fees and expenses.............
22,000
   Reports to shareholders...................
15,000
   Registration fees.........................
10,000
   Legal fees and expenses...................
7,000
   Audit fee and expenses....................
4,000
   Trustees' fees............................
2,000
   Miscellaneous.............................
5,616
                                                ------------
-----
      Total expenses.........................
1,350,473
       Less: custodian fee credit............
(1,610)
                                                ------------
-----
      Net expenses...........................
1,348,863
                                                ------------
-----
Net investment income........................
4,900,406
                                                ------------
-----
Net Increase in Net Assets
Resulting from Operations....................      $
4,900,406
                                                ------------
-----
                                                ------------
-----

PRUDENTIAL MUNICIPAL SERIES FUND
NEW YORK MONEY MARKET SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                 Six Months
                                    Ended          Year
Ended
Increase (Decrease)             February 28,       August
31,
in Net Assets                       1999              1998
Operations
   Net investment income.....   $   4,900,406    $
10,824,877
   Net realized gain on
      investment
      transactions...........        --
3,750
                                -------------    -----------
----
   Net increase in net assets
      resulting from
      operations.............       4,900,406
10,828,627
                                -------------    -----------
----
Dividends and distributions
   to shareholders...........      (4,900,406)
(10,828,627)
                                -------------    -----------
----
Series share transactions
   (at $1 per share)
   Net proceeds from shares
      sold...................     586,760,924
1,298,953,146
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........       4,877,283
10,570,063
   Cost of shares
      reacquired.............    (631,136,651)
(1,255,462,008)
                                -------------    -----------
----
   Net increase (decrease) in
      net assets from Series
      share transactions.....     (39,498,444)
54,061,201
                                -------------    -----------
----
Total increase (decrease)....     (39,498,444)
54,061,201
Net Assets
Beginning of period..........     412,352,453
358,291,252
                                -------------    -----------
----
End of period................   $ 372,854,009    $
412,352,453
                                -------------    -----------
----
                                -------------    -----------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                    PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                         NEW YORK MONEY MARKET
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of eleven series.
The monies of each series are invested in separate,
independently managed
portfolios. The New York Money Market Series (the 'Series')
commenced investment
operations in April, 1985. The Series is diversified and
seeks to achieve its
investment objective of providing the highest level of
income that is exempt
from New York State, New York City and federal income taxes
with a minimum of
risk by investing in 'investment grade' tax-exempt
securities having a maturity
of 13 months or less whose ratings are within the two
highest ratings categories
by two nationally recognized statistical rating
organizations, or if not rated,
are of comparable quality. The ability of the issuers of the securities held by
the Series to meet their obligations may be affected by
economic developments in
a specific state, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in the preparation of its financial
statements.
Securities Valuations: Portfolio securities of the Series
are valued at
amortized cost, which approximates market value. The
amortized cost method of
valuation involves valuing a security at its cost on the
date of purchase and
thereafter assuming a constant amortization to maturity of
any discount or
premium.
All securities are valued as of 4:30 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Interest income is recorded on the
accrual basis. Expenses are recorded on the accrual basis
which may require the
use of certain estimates by management.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends: The Series declares daily dividends from net
investment income.
Payment of dividends is made monthly. Income distributions
and capital gain
distributions are determined in accordance with income tax
regulations which may
differ from generally accepted accounting principles. Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC. ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the services of PIC,
the compensation of officers of the Fund, occupancy and
certain clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid to PIFM is computed daily and
payable monthly, at an
annual rate of .50 of 1% of the average daily net assets of
the Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Fund. The Fund
compensated PIMS for distributing and servicing the Fund's
shares pursuant to
the plans of distribution regardless of expenses actually
incurred by them. The
Series reimburses PIMS for distributing and servicing the
Series' shares
pursuant to the plan of distribution at an annual rate of
 .125 of 1% of the
Series' average daily net assets. The distribution fees are
accrued daily and
payable monthly.
PIFM, PIC and PIMS are indirect wholly owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $48,000 for
the services of
PMFS. As of February 28, 1999, approximately $8,000 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
--------------------
                                       8

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)           NEW YORK MONEY
MARKET SERIES
------------------------------------------------------------
--------------------

Six Months

Ended               Year Ended August 31,

February 28,     ----------------------------------

1999           1998         1997         1996

------------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................     $   1.00
$   1.00     $   1.00     $   1.00
Net investment income and net realized
gains.............................          .01
 .03          .03          .03
Dividends and distributions to
shareholders..............................         (.01)
(.03)        (.03)        (.03)

------------     --------     --------     --------
Net asset value, end of
period...........................................     $
1.00       $   1.00     $   1.00     $   1.00

------------     --------     --------     --------

------------     --------     --------     --------
TOTAL
RETURN(a):..................................................
 .......         1.25%          2.94%        2.91%
2.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........................................     $372,854
$412,352     $358,291     $349,470
Average net assets
(000).................................................
$395,203       $373,494     $326,092     $336,427
Ratios to average net assets:
   Expenses, including distribution
fee..................................          .69%(b)
 .69%         .71%         .72%
   Expenses, excluding distribution
fee..................................          .56%(b)
 .57%         .58%         .60%
   Net investment
income.................................................
2.50%(b)       2.90%        2.87%        2.91%


1995         1994

--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.....................................  $   1.00     $
1.00
Net investment income and net realized
gains.............................       .03          .02
Dividends and distributions to
shareholders..............................      (.03)
(.02)

--------     --------
Net asset value, end of
period...........................................  $   1.00
$   1.00

--------     --------

--------     --------
TOTAL
RETURN(a):..................................................
 .......      3.06%        1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..........................................  $324,698
$269,073
Average net assets
(000).................................................
$292,763     $280,492
Ratios to average net assets:
   Expenses, including distribution
fee..................................       .73%
 .77%
   Expenses, excluding distribution
fee..................................       .61%
 .64%
   Net investment
income.................................................
3.02%        1.78%

---------------
(a) Total return includes reinvestment of dividends and
distributions. Total
    returns for periods of less than a full year are not
annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds                           BULK RATE
Gateway Center Three                             U.S.
POSTAGE
100 Mulberry Street                                  PAID
Newark, NJ  07102-4077                            Permit
6807
(800) 225-1852                                    New York,
NY


74435M721   MF127E2




(ICON)

Prudential
Municipal
Series Fund
------------------
Ohio Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
Ohio Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained in value as concern about a global financial crisis boosted demand for the federal government securities. Later when prices of Treasuries turned lower, municipal bonds also partially erased their early price increases. Your Prudential
Municipal Series Fund--Ohio Series held healthcare bonds whose prices declined markedly. As a result, Series returns lagged the Lipper average.

Cumulative Total Returns1                                As
of 2/28/99
                   Six     One        Five
Ten              Since
                  Months   Year       Years
Years           Inception2
Class A           1.90%    4.96%   32.60% (32.38)
N/A          90.26% (89.94)
Class B           1.63     4.57    30.01  (29.79)    94.60%
(96.08)   193.82  (191.86)
Class C           1.50     4.31         N/A
N/A          30.21   (29.99)
Lipper OH Muni
Debt Fund Avg.3   1.96     5.04        32.42
104.84            ***

Average Annual Total Returns1                    As of
3/31/99
             One        Five            Ten           Since
             Year       Years          Years
Inception2
Class A      1.60%   5.86% (5.82)       N/A        6.85%
(6.83)
Class B     -0.64    5.93  (5.89)   6.92% (6.91)   7.68
(7.63)
Class C      2.06        N/A            N/A        5.51
(5.48)

Distributions & YieldsAs of 2/28/99
                                               Taxable
Equivalent Yield4
         Total Distributions         30-Day        At Tax
Rates Of
          Paid for Six Mos.        SEC Yield       36%
39.6%
Class A        $0.55                 3.53%         5.94%
6.30%
Class B        $0.53                 3.39          5.71
6.05
Class C        $0.51                 3.12          5.25
5.57

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class
B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year.
Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/20/84; and
Class C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Ohio Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

*** Lipper Since Inception returns are 90.68% for Class A;
217.26% for Class B; and 34.67% for Class C based on all funds in each share class.

How Investments Compared.
   (As of 2/28/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different-- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.

*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager                    (PHOTO)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from Ohio state and federal income taxes, consistent with the preservation of capital. Certain shareholders, however, may be subject to the federal alternative minimum tax. There can be no assurance the Series will achieve its investment objective.

Key Municipal Bond Index Tumbles.
Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.


Strategy Session.
Interest-Rate Outlook.
We expected long-term interest rates to continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread beyond Asia in mid-summer of 1998. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the United States.

Because of our outlook for lower long-term rates, we maintained a longer-than-average duration, which is a measure of the Series' sensitivity to interest-rate fluctuations. A longer duration would enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices rose. In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately 41% of its total investments throughout the six-month period. Noncallable bonds usually perform well when debt markets rally since they are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds. These bonds do not make periodic interest payments, and typically trade at deep discounts to their price at maturity.
Their prices therefore have plenty of room to rise when interest rates tumble. The difference between a zero coupon bond's purchase price and maturity price constitutes the return to investors.

We subsequently altered our strategy by shortening the Series' duration because long-term interest rates unexpectedly began to move higher and bond prices fell in the autumn. By reducing the duration, we tried to lessen the Series' sensitivity to the sell-off in the bond market.

    Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

What Went Well.

Munis Rallied, at First.

The Series' long duration helped its shares increase in value as municipal bonds rallied in sympathy with U.S. Treasuries during
September and early October 1998. Prices of Treasuries soared as concern about the global financial crisis boosted demand for the safest government securities. Municipal bonds did not rally as strongly as Treasuries. Nevertheless, prices of municipal bonds gained enough to drive down the Bond
Buyer
Revenue Bond Index (a weekly average of long-term municipal bond yields) to 5.09% in early October 1998.


And Not So Well.
Then the Rally Reversed.
The Federal Reserve eased monetary policy three times in the autumn of 1998 to calm global financial markets and restore faith in the U.S. economy. (In fact, the economy unexpectedly grew at a rapid pace in the fourth quarter of 1998.) As a result, concern about the global financial crisis dwindled and investors sold Treasuries and bought higher-yielding assets with renewed confidence. Municipal bonds also sold off, but to a lesser extent than Treasuries.

We cut the Series' duration to 6.77 years as of February
28, 1999 from 7.72 years as of October 31, 1998 in order to make the Series less sensitive to this decline in bond prices and the rise in interest rates. But despite the shorter duration, the Series still held noncallable zero coupon bonds whose prices slid sharply and hurt the Series' performance.

Health Problems.
Healthcare bonds performed poorly as the industry suffered from growing competitive pressures, and some major credit-rating agencies such as Moody's Investors Service downgraded the bonds of certain hospitals. While we gradually reduced our exposure to healthcare bonds, they still accounted for 19% of the Series' total investments as of February 28, 1999.

Five Largest Issuers.
6.6%   Ohio Turnpike
       Commission
6.3%   Ohio State Air Quality
       Development Authority
       Rev.
5.6%   Franklin County Hospital
4.3%   Guam Power
       Authority
4.2%   Hilliard City
       School District

Expressed as a percentage of net assets as of 2/28/99.

Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience. However, we do not think the rally in tax-exempt bonds is over. We believe U.S. economic growth will continue to slow from the torrid pace of late 1998. Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

      Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/99.
       (PIE CHART)

A Message to Our Shareholders.                 April 19,
1999
(PHOTO)

Dear Shareholder,
For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance.
A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           OHIO SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--98.3%
------------------------------------------------------------
------------------------------------------------------------
------
Akron Econ. Dev. Rev., M.B.I.A.
Aaa           6.00%      12/01/12   $  1,750       $
2,009,245
Akron, Gen. Oblig.
A2           10.50       12/01/04        200
266,562
Brecksville Broadview Heights City Sch. Dist., F.G.I.C.
Aaa           6.50       12/01/16      1,000
1,156,770
Canton Water Works Sys., Gen. Oblig., A.M.B.A.C.
Aaa           5.85       12/01/15        700
760,347
Carroll Cnty. Econ. Dev. Rev., Great Trail Lake Ctr., F.H.A.
NR           11.75        8/01/14        615
675,350
Clear Fork Valley Loc. Sch. Dist., Richland Cnty.
AA-(b)       Zero        12/01/24        845
225,936
Cleveland Arpt. Spl. Rev. Ref., Continental Airlines, Inc.,
   A.M.T.
Ba2          5.70        12/01/19        650(e)
633,789
Cleveland City Sch. Dist., Gen. Oblig.,
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa          Zero         6/01/05        490
380,005
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa         Zero          6/01/06        400
295,756
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa         Zero          6/01/07        315
221,624
   Sch. Impvt., Ser. B, F.G.I.C.
Aaa         Zero         12/01/08        550
360,624
Columbus Citation Hsg. Dev. Corp., Mtge. Rev., F.H.A.
AA(b)         7.625       1/01/22      1,885 (d)
2,423,318
Columbus, Gen. Oblig., Mun. Arpt. No. 32, A.M.T.
Aaa           7.15        7/15/06        435
468,639
Cuyahoga Cnty. Hosp. Rev., Meridia Health Sys.
A1            6.25        8/15/24      1,500 (d)
1,722,255
Dayton, Gen. Oblig., M.B.I.A.
Aaa           7.00       12/01/07        480 (f)
576,869
Dover Mun. Elec. Sys. Rev., F.G.I.C.
Aaa           5.95       12/01/14      1,000
1,089,610
Fairfield City Sch. Dist., Cap. Apprec., Ref., Sch. Impvt.
A1          Zero         12/01/09        515
317,987
Franklin Cnty. Hosp. Rev.,
   Holy Cross Hlth. Sys., Ser. B, A.M.B.A.C.
Aaa           7.65        6/01/10      2,500 (d)(f)
2,683,600
   Senior Doctors Hlth. Corp., Ser. A
Baa3          5.60       12/01/28      2,025
1,948,293
Franklin Cnty. Pub. Impvt., Ser. 93
Aaa           5.375      12/01/20      3,000
3,136,950
Gahanna Jefferson City Sch. Dist., Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/09        445
276,794
Greene Cnty. Cap. Apprec.,
   Swr. Sys. Rev., A.M.B.A.C.
Aaa         Zero         12/01/08        450
295,056
   Wtr. Sys. Rev., Ser. A, F.G.I.C.
Aaa           6.125      12/01/21      1,000
1,110,800
Guam Pwr. Auth. Rev., Ser. A
BBB(b)        6.75       10/01/24      3,110
3,499,496
Hilliard City Sch. Dist., Cap. Apprec. Impvt.,
   Ser. A, F.G.I.C.
Aaa         Zero         12/01/09      2,855
1,775,838
   Ser. A, F.G.I.C.
Aaa         Zero         12/01/10      2,855
1,679,768
Huber Heights Water Sys. Rev., Cap. Apprec., M.B.I.A.
Aaa         Zero         12/01/23      1,000
280,680
Lakota Local Sch. Dist., Cap. Apprec., F.G.I.C.
Aaa         Zero         12/01/11      1,250
695,175
Logan Hocking Local Sch. Dist., Hocking, Perry & Vinton Co.,
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/09        650
406,874
Lorain Cnty. Hosp. Rev., Ref. Mtge., Elyria United Methodist
   Village
NR            6.875       6/01/22      2,500 (f)
2,729,925
Lucas Cnty. Hlth. Fac. Rev., Ref., Ohio Presbyterian
   Retirement Svcs.
NR            6.625       7/01/14      1,750 (f)
1,901,847
Lucas Cnty. Hosp. Rev., Promedica Healthcare Oblig., Ser.
96,
   M.B.I.A.
Aaa           5.75       11/15/09      3,000 (f)
3,307,380
Marion Cnty. Hosp. Impvt. Rev., Ref., Comn. Hosp., Ser. 96
BBB+(b)       6.375       5/15/11      2,000 (f)
2,172,420
Marysville Village Sch. Dist., Gen. Oblig., Sch. Impvt.,
   M.B.I.A.
Aaa         Zero         12/01/15        865
384,216
Miami Cnty. Hosp. Fac. Rev., Ref. & Impvt., Upper Valley
Med.
   Ctr.
Baa2          6.375       5/15/26      1,000
1,059,920
Montgomery Cnty. Hlth. Sys. Rev., Ref., Franciscan Med.
Ctr.,
   Dayton
Baa1          5.50        7/01/18      1,750
1,725,272

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           OHIO SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
Montgomery Cnty. Swr. Sys. Rev.,
   Greater Moraine, Beaver Creek, F.G.I.C.
Aaa          Zero         9/01/05    $ 1,000       $
769,650
   Greater Moraine, Beaver Creek, F.G.I.C.
Aaa          Zero         9/01/07        500
348,065
Mount Vernon City Sch. Dist., Gen. Oblig., F.G.I.C.
Aaa           7.50%      12/01/14        500
592,090
Newark, Ltd. Tax Gen. Oblig., Wtr. Impvt.,
   Cap. Apprec., A.M.B.A.C.
Aaa         Zero         12/01/06        805
582,973
   Cap. Apprec. Ref., F.G.I.C.
Aaa         Zero         12/01/14      1,245
577,755
   Cap. Apprec. Ref., F.G.I.C.
Aaa         Zero         12/01/17      1,495
585,367
   Cap. Apprec. Ref., F.G.I.C.
Aaa         Zero         12/01/18      1,495
553,628
North Canton City Sch., Cap. Apprec. Ref., F.G.I.C.
Aaa         Zero         12/01/09      1,205
749,522
Ohio Hsg. Fin. Agy., Mtg. Rev., G.N.M.A., A.M.T.
AAA(b)        6.05        9/01/17        995
1,061,168
Ohio St. Air Quality Dev. Auth. Rev., Poll. Ctrl.,
   Cleveland Elec. Co. Proj., Ref., F.G.I.C.
Aaa           8.00       12/01/13      2,500 (f)
2,865,475
   Cleveland Elec. Co. Proj., Ref., A.M.T.
Ba1           6.10        8/01/20      1,000
1,010,710
   Edison Proj., Ser. A, F.G.I.C
Aaa           7.45        3/01/16      1,250 (f)
1,320,175
Ohio St. Bldg. Auth., Das Data Ctr. Proj.
Aa3           6.00       10/01/08        615
700,110
Ohio St. Higher Edl. Fac. Comn. Rev., Case Western Resv.
   Univ., Ser. B
Aa3           6.50       10/01/20        750
893,063
Ohio St. Solid Waste Rev., A.M.T.
NR            8.50        8/01/22        500
518,845
Ohio St. Tpk. Comm., Tpk. Rev., Ref., Series A, F.G.I.C.
Aaa           5.50        2/15/24      5,000
5,391,600
Ontario Local Sch. Dist., Gen. Oblig., F.S.A.
AAA(b)        5.00       12/01/23      3,000
2,970,330
Pickerington Local Sch. Dist.,
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/08        890
583,555
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/09      1,875
1,166,269
   Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/13        525
258,757
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Pub. Ed. & Hlth.
   Facs., Ser. J
Baa1        Zero          7/01/06      3,000
2,208,930
Puerto Rico, Cap. Apprec. Ref., Pub. Impt., Gen. Oblig.
Baa1        Zero          7/01/14      1,000
476,420
Reynoldsburg City Sch. Dist., Cap. Apprec. Ref., F.G.I.C.
Aaa         Zero         12/01/12      1,465
767,748
Sugarcreek Local Sch. Dist., Cap. Apprec., F.G.I.C.
Aaa         Zero         12/01/08        500
329,725
Toledo, Cap. Apprec. Ref.,
   Ser. B, F.G.I.C.
Aaa         Zero         12/01/09      1,450
901,915
   Ser. B, F.G.I.C.
Aaa         Zero         12/01/10      1,000
588,360
Trumbull Cnty. Cap. Apprec., A.M.B.A.C.
Aaa         Zero         12/01/10      1,300
764,868
Trumbull Cnty. Correctional Fac.,
   Cap. Apprec., A.M.B.A.C.
Aaa         Zero         12/01/08      1,250
819,600
   Cap. Apprec., A.M.B.A.C.
Aaa         Zero         12/01/09      1,250
777,513
Univ. of Puerto Rico Rev., Cap. Apprec. Ref., Ser. N,
   M.B.I.A.
Aaa         Zero          6/01/13      4,245
2,188,255
Virgin Islands Pub. Fin. Auth. Rev., Ref., Matching Loan
   Notes, Ser. A
NR            7.25       10/01/18      1,000 (d)
1,139,300
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR            7.75       10/01/06        335 (d)
368,302
Virgin Islands Wtr. & Pwr. Auth., Elec. Sys. Rev., Ser. A
NR            7.40        7/01/11        920 (d)
1,006,029
Woodmore Indpt. Sch. Dist., Gen. Oblig., A.M.B.A.C.
Aaa         Zero         12/01/06        480
348,403

-----------
Total long-term investments (cost $73,826,265)
$80,839,465

-----------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           OHIO SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)       (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENT--0.5%
Ohio St. Air Quality Dev. Auth. Rev., Ref., Cin. Gas &
Elec.,
   Ser. 95B, F.R.D.D.
   (cost $400,000)
VMIG1         3.25%       3/01/99   $    400       $
400,000

-----------
Total Investments--98.8%
(cost $ 74,226,265; Note 4)
81,239,465
Other assets in excess of liabilities--1.2%
1,004,315

-----------
Net Assets--100%
$82,243,780

-----------

-----------

---------------
(a) The following abbreviations are used in portfolio
descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.H.A.--Federal Housing Administration.
    F.R.D.D.--Floating Rate (Daily) Demand Note(c).
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
(b) Standard & Poor's Rating.
(c) For purposes of amortized cost valuation, the maturity
date of Floating Rate
    Demand Notes is considered to be the later of the next
date on which the
    security can be redeemed at par, or the next date on
which the rate of
    interest is adjusted.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
    guaranteed obligations.
(e) Represents when-issued security.
(f) All or partial principal amount pledged as collateral
for financial futures
    contracts or when-issued security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                OHIO SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$74,226,265)................................................
 .................      $    81,239,465
Cash........................................................
 .............................................
1,003,271
Interest
receivable..................................................
 ....................................              812,493
Receivable for Series shares
sold........................................................
 ................               34,056
Receivable for investmemts
sold........................................................
 ..................                5,000
Other
assets......................................................
 .......................................                1,628

-----------------
   Total
assets......................................................
 ....................................           83,095,913

-----------------
Liabilities
Payable for investments
purchased...................................................
 .....................              642,246
Due to broker-variation
margin......................................................
 .....................               47,500
Payable for Series shares
reacquired..................................................
 ...................               38,487
Accrued
expenses....................................................
 .....................................               33,658
Dividends
payable.....................................................
 ...................................               32,052
Management fee
payable.....................................................
 ..............................               31,741
Distribution fee
payable.....................................................
 ............................               21,976
Deferred trustee's
fees........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................              852,133

-----------------
Net
Assets......................................................
 .........................................      $
82,243,780

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $        68,598
   Paid-in capital in excess of
par.........................................................
 .............           74,775,955

-----------------

74,844,553
   Accumulated net realized gain on
investments.................................................
 .........              394,089
   Net unrealized appreciation on
investments.................................................
 ...........            7,005,138

-----------------
Net assets, February 28,
1999........................................................
 ....................      $    82,243,780

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($50,750,020 / 4,234,080 shares of beneficial interest
issued and outstanding).....................
$11.99
   Maximum sales charge (3% of offering
price)......................................................
 .....                 .37

-----------------
   Maximum offering price to
public......................................................
 ................               $12.36

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($31,203,894 / 2,601,527 shares of beneficial interest
issued and outstanding).....................
$11.99

-----------------

-----------------
Class C:
   Net asset value and redemption price per share
      ($289,866 / 24,167 shares of beneficial interest
issued and outstanding)...........................
$11.99
   Sales charge (1% of offering
price)......................................................
 .............                  .12

-----------------
   Offering price to
public......................................................
 ........................               $12.11

-----------------

-----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MUNICIPAL SERIES FUND
OHIO SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest................................      $ 2,303,808
                                              --------------
---
Expenses
   Management fee..........................          210,954
   Distribution fee--Class A...............           38,298
   Distribution fee--Class B...............           81,541
   Distribution fee--Class C...............              816
   Custodian's fees and expenses...........           36,000
   Transfer agent's fees and expenses......           33,000
   Reports to shareholders.................           12,000
   Registration fees.......................            7,000
   Audit fee and expenses..................            6,000
   Legal fees and expenses.................            5,000
   Trustees' fees..........................            2,000
   Miscellaneous...........................            2,136
                                              --------------
---
      Total expenses.......................          434,745
   Less: Custodian fee credit..............
(1,082)
                                              --------------
---
      Net expenses.........................          433,663
                                              --------------
---
Net investment income......................        1,870,145
                                              --------------
---
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain on:
   Investment transactions.................          678,212
   Financial futures transactions..........          184,958
                                              --------------
---
                                                     863,170
                                              --------------
---
Net change in unrealized appreciation on:
   Investments.............................
(1,113,093)
   Financial futures contracts.............
(96,468)
                                              --------------
---

(1,209,561)
                                              --------------
---
Net loss on investments....................
(346,391)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 1,523,754
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
OHIO SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                      Six Months
                                        Ended         Year
Ended
Increase (Decrease)                  February 28,     August
31,
in Net Assets                            1999
1998
Operations
   Net investment income...........  $  1,870,145    $
4,242,234
   Net realized gain on investment
      transactions.................       863,170
1,457,787
   Net change in unrealized
      appreciation (depreciation)
      of investments...............    (1,209,561)
1,626,248
                                     ------------    -------
-----
   Net increase in net assets
      resulting from operations....     1,523,754
7,326,269
                                     ------------    -------
-----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A......................    (1,178,175)
(2,519,282)
      Class B......................      (687,614)
(1,716,610)
      Class C......................        (4,356)
(6,342)
                                     ------------    -------
-----
                                       (1,870,145)
(4,242,234)
                                     ------------    -------
-----
   Distributions in excess of net
      investment income
      Class A......................       (38,470)
(4,269)
      Class B......................       (23,367)
(3,222)
      Class C......................          (164)
(14)
                                     ------------    -------
-----
                                          (62,001)
(7,505)
                                     ------------    -------
-----
   Distributions from net realized
      gains
      Class A......................    (1,111,350)
(268,925)
      Class B......................      (675,050)
(202,959)
      Class C......................        (4,744)
(850)
                                     ------------    -------
-----
                                       (1,791,144)
(472,734)
                                     ------------    -------
-----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares sold...     3,262,476
3,719,541
   Net asset value of shares issued
      in reinvestment of dividends
      and distributions............     2,282,241
2,728,980
   Cost of shares reacquired.......    (7,894,689)
(14,076,854)
                                     ------------    -------
-----
   Net decrease in net assets from
      Series share transactions....    (2,349,972)
(7,628,333)
                                     ------------    -------
-----
Total decrease.....................    (4,549,508)
(5,024,537)
Net Assets
Beginning of period................    86,793,288
91,817,825
                                     ------------    -------
-----
End of period......................  $ 82,243,780    $
86,793,288
                                     ------------    -------
-----
                                     ------------    -------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                             OHIO SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940, as an open-end investment company. The
Fund was organized
as a Massachusetts business trust on May 18, 1984 and
consists of eleven series.
The monies of each series are invested in separate,
independently managed
portfolios. The Ohio Series (the 'Series') commenced
investment operations in
September, 1984. The Series is diversified and its
investment objectives is to
maximize current income that is exempt from Ohio state and
federal income taxes
consistent with the preservation of capital and, in
conjunction therewith, the
Series may invest in debt securities with the potential for
capital gains. The
Series seeks to achieve this objective by investing
primarily in Ohio state,
municipal and local government obligations and obligations
of other qualifying
issuers. The ability of the issuers of the securities held
by the Series to meet
their obligations may be affected by economic developments
in a specific state,
industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund, and the Series, in preparation of its financial
statements.
Securities Valuation: The Series values municipal securities
(including
commitments to purchase such securities on a 'when-issued'
basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond dealers, market
transactions in
comparable securities and various relationships between
securities in
determining values. If market quotations are not readily
available from such
pricing services, a security is valued at its fair value as
determined under
procedures established by the Trustees.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Series is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Series each day, depending on
the daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Series invests in financial futures contracts in order
to hedge its existing
portfolio securities or securities the Series intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Series may not achieve the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and accretes
original issue
discount paid on purchases of portfolio securities as
adjustments to interest
income. Expenses are recorded on the accrual basis which may require the use of
certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason, no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends are made monthly.
Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement with its
custodian bank,
whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
American Institute
------------------------------------------------------------
--------------------
                                       8

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                OHIO SERIES
------------------------------------------------------------
--------------------
of Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gain on investments by $62,001, due to the sale of
securities purchased with market discount during the six
months ended February
28, 1999. Net investment income, net realized gains and net
assets were not
affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'); PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the cost of compensation of officers
and employees of the
Fund, occupancy and certain clerical and bookkeeping costs
of the Fund. The Fund
bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Class A, Class B and
Class C shares of the Fund. The Fund compensated PIMS for
distributing and
servicing the Fund's Class A, Class B and Class C shares
pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively. Effective January 1, 1999, such expenses under the Plans were .25
of 1%, .50 of 1% and .75 of 1% of the average daily net
assets of the Class A, B
and C shares, respectively. Prior to January 1, 1999, the
expenses were .10 of
1%, .50 of 1% and .75 of 1% of the average daily net assets
of the Class A, B
and C shares, respectively.
PIMS has advised the Series that they received approximately
$5,300 and $700 in
front-end sales charges resulting from sales of Class A and
Class C shares,
respectively, during the six months ended February 28, 1999.
From these fees,
PIMS paid such sales charges to affiliated broker-dealers,
which in turn paid
commissions to sales-persons and incurred other distribution costs.
PIMS has advised the Series that for the six months ended
February 28, 1999,
they received approximately $19,500 and $330 in contingent
deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Series did not borrow any amounts pursuant
to the Agreement
during the six months ended February 28, 1999. The Funds pay a commitment fee at
an annual rate of .055 of 1% on the unused portion of the
credit facility. The
commitment fee is accrued and paid quarterly on a pro rata
basis by the Funds.
The Agreement expired on December 29, 1998 and has been
extended through March
12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended February 28,
1999, the Series incurred fees of approximately $17,300 for
the services of
PMFS. As of February 28, 1999, approximately $2,900 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations include
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series,
excluding short-term
investments, for the six months ended February 28, 1999 were
$11,378,472 and
$15,004,048, respectively.
The cost basis of investments for federal income tax
purposes at February 28,
1999 was substantially the same as for financial reporting
purposes and
accordingly, net unrealized appreciation of investments for
federal income tax
purposes was $7,013,200 (gross unrealized appreciation--
$7,118,175; gross
unrealized depreciation--$104,975).
------------------------------------------------------------
--------------------
                                        PRUDENTIAL MUNICIPAL
SERIES FUND
Notes to Financial Statements
(Unaudited)                             OHIO SERIES
------------------------------------------------------------
--------------------
During the six months ended February 28, 1999, the Series entered into financial futures contracts. Details of open contracts at February 28, 1999 are as follows:

                                                   Value at
Value at        Unrealized
  Number of                       Expiration     February
28,       Trade        Appreciation/
  Contracts           Type           Date            1999
Date        (Depreciation)
--------------    ------------    -----------    -----------
-     ----------     --------------
Short Positions:
76                U.S. T-Bond      Mar. 1999      $9,471,500
$9,463,438        $ (8,062)
                                                 -----------
-     ----------          ------
                                                 -----------
-     ----------          ------

------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest were as follows:

Class A                                   Shares
Amount
---------------------------------------  --------    -------
----
Six months ended February 28, 1999:
Shares sold............................   139,704    $
1,726,918
Shares issued in reinvestment of
  dividends
  and distributions....................   120,162
1,454,818
Shares reacquired......................  (300,450)
(3,671,028)
                                         --------    -------
----
Net decrease in shares outstanding
  before conversion....................   (40,584)
(489,292)
Shares issued upon conversion from
  Class B..............................    86,655
1,071,977
                                         --------    -------
----
Net increase in shares outstanding.....    46,071    $
582,685
                                         --------    -------
----
                                         --------    -------
----
Year ended August 31, 1998:
Shares sold............................   119,495    $
1,453,990
Shares issued in reinvestment of
  dividends
  and distributions....................   135,599
1,646,460
Shares reacquired......................  (575,569)
(6,996,342)
                                         --------    -------
----
Net decrease in shares outstanding
  before conversion....................  (320,475)
(3,895,892)
Shares issued upon conversion from
  Class B..............................   244,351
2,964,239
                                         --------    -------
----
Net decrease in shares outstanding.....   (76,124)   $
(931,653)
                                         --------    -------
----
                                         --------    -------
----
Class B                                   Shares
Amount
---------------------------------------  --------    -------
----
Six months ended February 28, 1999:
Shares sold............................   116,118    $
1,424,882
Shares issued in reinvestment of
  dividends
  and distributions....................    67,874
822,202
Shares reacquired......................  (342,842)
(4,220,644)
                                         --------    -------
----
Net decrease in shares outstanding
  before conversion....................  (158,850)
(1,973,560)
Shares reacquired upon conversion into
  Class A..............................   (86,585)
(1,071,977)
                                         --------    -------
----
Net decrease in shares outstanding.....  (245,435)
$(3,045,537)
                                         --------    -------
----
                                         --------    -------
----
Year ended August 31, 1998:
Shares sold............................   176,720    $
2,148,713
Shares issued in reinvestment of
  dividends
  and distributions....................    88,790
1,078,882
Shares reacquired......................  (582,208)
(7,068,071)
                                         --------    -------
----
Net decrease in shares outstanding
  before conversion....................  (316,698)
(3,840,476)
Shares reacquired upon conversion into
  Class A..............................  (244,213)
(2,964,239)
                                         --------    -------
----
Net decrease in shares outstanding.....  (560,911)
$(6,804,715)
                                         --------    -------
----
                                         --------    -------
----
Class C
---------------------------------------
Six months ended February 28, 1999::
Shares sold............................     9,104    $
110,676
Shares issued in reinvestment of
  dividends
  and distributions....................       432
5,221
Shares reacquired......................      (243)
(3,017)
                                         --------    -------
----
Net increase in shares outstanding.....     9,293    $
112,880
                                         --------    -------
----
                                         --------    -------
----
Year ended August 31, 1998:
Shares sold............................     9,671    $
116,838
Shares issued in reinvestment of
  dividends
  and distributions....................       299
3,638
Shares reacquired......................    (1,028)
(12,441)
                                         --------    -------
----
Net increase in shares outstanding.....     8,942    $
108,035
                                         --------    -------
----
                                         --------    -------
----

------------------------------------------------------------
--------------------
                                       10

                                          PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)          OHIO SERIES
------------------------------------------------------------
--------------------

Class A

------------------------------------------------------------

Six months

Ended                    Year Ended August 31,

February 28,     -------------------------------------------

1999          1998        1997        1996        1995

------------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  12.31       $ 11.95
$ 11.70     $ 11.92     $ 11.72

------       -------     -------     -------     -------
Income from investment operations
Net investment
income........................................           .28
 .60         .63(a)      .63(a)      .65(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.05)          .42         .27        (.15)        .20

------       -------     -------     -------     -------
   Total from investment
operations..........................           .23
1.02         .90         .48         .85

------       -------     -------     -------     -------
Less distributions
Dividends from net investment
income.........................          (.28)         (.60)
(.63)       (.63)       (.65)
Distributions in excess of net investment
income.............          (.01)           --(c)       --
(c)       --          --
Distributions from net realized
gains........................          (.26)         (.06)
(.02)       (.07)         --

------       -------     -------     -------     -------
   Total
distributions.......................................
(.55)         (.66)       (.65)       (.70)       (.65)

------       -------     -------     -------     -------
Net asset value, end of
period...............................      $  11.99       $
12.31     $ 11.95     $ 11.70     $ 11.92

------       -------     -------     -------     -------

------       -------     -------     -------     -------
TOTAL
RETURN(b):.............................................
1.90%         8.80%       7.92%       4.02%       7.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $ 50,750
$51,546     $50,977     $49,851     $51,132
Average net assets
(000).....................................      $ 51,975
$51,082     $51,641     $51,205     $29,904
Ratios to average net assets:
   Expenses, including distribution
fees.....................           .89%(d)       .83%
 .80%(a)     .80%(a)     .83%(a)
   Expenses, excluding distribution
fees.....................           .74%(d)       .73%
 .70%(a)     .70%(a)     .73%(a)
   Net investment
income.....................................
4.57%(d)      4.93%       5.37%(a)    5.27%(a)    5.50%(a)
For Class A, B and C shares:
   Portfolio turnover
rate...................................            13%
30%         22%         35%         38%

1994

------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $12.38

------
Income from investment operations
Net investment
income........................................     .66
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.66)

------
   Total from investment
operations..........................      --

------
Less distributions
Dividends from net investment
income.........................    (.66)
Distributions in excess of net investment
income.............      --
Distributions from net realized
gains........................      --

------
   Total
distributions.......................................
(.66)

------
Net asset value, end of
period...............................  $11.72

------

------
TOTAL
RETURN(b):.............................................
(0.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $4,749
Average net assets
(000).....................................  $4,733
Ratios to average net assets:
   Expenses, including distribution
fees.....................     .84%
   Expenses, excluding distribution
fees.....................     .74%
   Net investment
income.....................................    5.45%
For Class A, B and C shares:
   Portfolio turnover
rate...................................      20%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

                                             PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)             OHIO SERIES
------------------------------------------------------------
--------------------

Class B

------------------------------------------------------------

Six months

Ended                    Year Ended August 31,

February 28,     -------------------------------------------

1999          1998        1997        1996        1995

------------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  12.32       $ 11.96
$ 11.71     $ 11.93     $ 11.73

------       -------     -------     -------     -------
Income from investment operations
Net investment
income........................................           .26
 .55         .59(a)      .58(a)      .60(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.06)          .42         .27        (.15)        .20

------       -------     -------     -------     -------
   Total from investment
operations..........................           .20
 .97         .86         .43         .80

------       -------     -------     -------     -------
Less distributions
Dividends from net investment
income.........................          (.26)         (.55)
(.59)       (.58)       (.60)
Distributions in excess of net investment
income.............          (.01)           --(c)       --
(c)       --          --
Distributions from net realized
gains........................          (.26)         (.06)
(.02)       (.07)         --

------       -------     -------     -------     -------
   Total
distributions.......................................
(.53)         (.61)       (.61)       (.65)       (.60)

------       -------     -------     -------     -------
Net asset value, end of
period...............................      $  11.99       $
12.32     $ 11.96     $ 11.71     $ 11.93

------       -------     -------     -------     -------

------       -------     -------     -------     -------
TOTAL
RETURN(b):.............................................
1.63%         8.36%       7.49%       3.61%       7.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $ 31,204
$35,064     $40,770     $50,998     $62,805
Average net assets
(000).....................................      $ 32,887
$37,848     $45,503     $57,909     $85,410
Ratios to average net assets:
   Expenses, including distribution
fees.....................          1.24%(d)      1.23%
1.20%(a)    1.20%(a)    1.22%(a)
   Expenses, excluding distribution
fees.....................           .74%(d)       .73%
 .70%(a)     .70%(a)     .72%(a)
   Net investment
income.....................................
4.22%(d)      4.54%       4.97%(a)    4.87%(a)    5.27%(a)

1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  12.38

--------
Income from investment operations
Net investment
income........................................       .61
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.65)

--------
   Total from investment
operations..........................      (.04)

--------
Less distributions
Dividends from net investment
income.........................      (.61)
Distributions in excess of net investment
income.............        --
Distributions from net realized
gains........................        --

--------
   Total
distributions.......................................
(.61)

--------
Net asset value, end of
period...............................  $  11.73

--------

--------
TOTAL
RETURN(b):.............................................
(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $118,270
Average net assets
(000).....................................  $121,365
Ratios to average net assets:
   Expenses, including distribution
fees.....................      1.24%
   Expenses, excluding distribution
fees.....................       .74%
   Net investment
income.....................................      5.05%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            OHIO SERIES
------------------------------------------------------------
--------------------

Class C

--------------------------------------------------------

Six months

ended                  Year Ended August 31,

February 28,     ---------------------------------------

1999          1998       1997       1996       1995

------------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................       $12.32        $11.96
$11.71     $11.93     $11.73

-----        ------     ------     ------     ------
Income from investment operations
Net investment
income........................................          .24
 .52        .56(a)     .55(a)     .57(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.06)          .42        .27       (.15)       .20

-----        ------     ------     ------     ------
   Total from investment
operations..........................          .18
 .94        .83        .40        .77

-----        ------     ------     ------     ------
Less distributions
Dividends from net investment
income.........................         (.24)         (.52)
(.56)      (.55)      (.57)
Distributions in excess of net investment
income.............         (.01)           --(c)      --(c)
--         --
Distributions from net realized
gains........................         (.26)         (.06)
(.02)      (.07)        --

-----        ------     ------     ------     ------
   Total
distributions.......................................
(.51)         (.58)      (.58)      (.62)      (.57)

-----        ------     ------     ------     ------
Net asset value, end of
period...............................       $11.99
$12.32     $11.96     $11.71     $11.93

-----        ------     ------     ------     ------

-----        ------     ------     ------     ------
TOTAL
RETURN(b):.............................................
1.50%         8.09%      7.22%      3.36%      6.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................         $290
$183        $71        $44       $126
Average net assets
(000).....................................         $220
$149        $57        $97       $ 61
Ratios to average net assets:
   Expenses, including distribution
fees.....................         1.49%(d)      1.48%
1.45%(a)   1.45%(a)   1.49%(a)
   Expenses, excluding distribution
fees.....................          .74%(d)       .73%
 .70%(a)    .70%(a)    .74%(a)
   Net investment
income.....................................         4.00%(d)
4.26%      4.72%(a)   4.62%(a)   4.76%(a)

August 1,

1994(e)

Through

August 31,

1994

----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $11.75

-----
Income from investment operations
Net investment
income........................................       .05
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.02)

-----
   Total from investment
operations..........................       .03

-----
Less distributions
Dividends from net investment
income.........................      (.05)
Distributions in excess of net investment
income.............        --
Distributions from net realized
gains........................        --

-----
   Total
distributions.......................................
(.05)

-----
Net asset value, end of
period...............................    $11.73

-----

-----
TOTAL
RETURN(b):.............................................
0.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................        $5
Average net assets
(000).....................................        $2
Ratios to average net assets:
   Expenses, including distribution
fees.....................      2.28%(d)
   Expenses, excluding distribution
fees.....................      1.53%(d)
   Net investment
income.....................................      4.73%(d)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio
Manager's
Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets
(the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential
Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.

How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve
on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                      BULK RATE
Gateway Center Three                       U.S. POSTAGE
100 Mulberry Street                            PAID
Newark, NJ  07102-4077                      Permit 6807
(800) 225-1852                              New York, NY


74435M838
74435M846   MF123E2
74435M499




(ICON)

Prudential
Municipal
Series Fund
---------------------
Pennsylvania Series

SEMI
ANNUAL
REPORT
Feb. 28, 1999

(LOGO)

Prudential Municipal Series Fund
Pennsylvania Series

Performance At A Glance.
During the six months ended February 28, 1999, municipal bonds initially rallied on the coattails of U.S. Treasuries, which gained in value as concern about a global financial crisis boosted demand for the federal government securities. Later when prices of Treasuries turned lower, municipal bonds also partially erased their early price increases. Your Prudential
Municipal Series Fund--Pennsylvania Series held healthcare bonds whose prices declined markedly. As a result, the Series' returns lagged the Lipper average.

Cumulative Total Returns1                           As of
2/28/99
                    Six      One          Five
Ten                Since
                   Months    Year         Years
Years            Inception2
Class A            1.47%     3.72%    31.96% (31.72)
N/A           89.87%  (89.34)
Class B            1.29      3.33     29.39  (29.15)
98.13% (97.02)    117.94  (115.70)
Class C            1.16      3.07          N/A
N/A           30.56   (30.32)
Lipper PA Muni
Debt Fund Avg.3    1.76      4.62         32.17
109.93              ***

Average Annual Total Returns1                           As
of 3/31/99
               One         Five             Ten
Since
               Year        Years           Years
Inception2
Class A        0.57%    5.88% (5.84)        N/A
6.86% (6.83)
Class B       -1.79     5.94  (5.90)    7.03% (6.97)
6.69  (6.59)
Class C        0.92         N/A             N/A
5.61  (5.56)

Distributions & Yields                              As of
2/28/99
                                              Taxable
Equivalent Yield4
           Total Distributions    30-Day           At Tax
Rates Of
            Paid for Six Mos.    SEC Yield      36%
39.6%
Class A          $0.40             3.66%        5.88%
6.23%
Class B          $0.38             3.52         5.66
6.00
Class C          $0.36             3.23         5.19
5.50

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc.
The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 4/3/87; and
Class
C, 8/1/94.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Pennsylvania Municipal Debt Fund category.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***Lipper Since Inception returns are 93.56% for Class A;
125.29% for Class B; and 34.97% for Class C based on all funds in each share class.

How Investments Compared.
   (As of 2/28/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value and provide tax-free income; they don't fluctuate much in price but their returns are generally among the lowest of the major investment categories.*19 years for U.S. Tax-Exempt Money Funds.

Christian Smith, Fund Manager                       (PHOTO)

Portfolio
Manager's Report

The Series' investment objective is to maximize current income that is exempt from Pennsylvania state and federal income taxes, consistent with the preservation of capital. However, certain shareholders may be subject to the alternative minimum tax.
There can be no assurance the Series will achieve its investment objective.

Key Municipal Bond Index Tumbles.
Municipal bonds did not rally as much as U.S. Treasuries last autumn. However, municipal bond prices rose strongly enough to drive the Bond Buyer Revenue Bond Index, a weekly average of long-term municipal bond yields, to 5.09% in early October. This was the lowest level reached by the Index since its inception in 1979. Yields fall as prices rise and vice versa.

Strategy Session.

Interest-Rate Outlook.
We expected long-term interest rates to continue to fall because the U.S. economic expansion was poised to slow and inflation to remain tame after a global financial crisis spread beyond Asia in mid-summer of 1998. The overseas turmoil was expected to temper U.S. economic growth as struggling countries in Asia and Latin America purchased fewer goods and services from the
United States.

Because of our outlook for lower long-term rates, we maintained a longer-than-average duration, which is a measure of the Series' sensitivity to interest-rate fluctuations. A longer duration would enable the Series' shares to gain more rapidly if interest rates continued to fall and municipal bond prices rose. In order to sustain a longer duration, the Series remained heavily invested in noncallable bonds, which averaged approximately 31% of its total investments throughout the six-month period. Noncallable bonds usually perform well when debt markets rally since they are free to appreciate in value without the risk of being retired early. Some of our noncallable bonds were also zero coupon bonds. These bonds do not make periodic interest payments, and typically trade at deep discounts to their price at maturity.
Their prices therefore have plenty of room to rise when interest rates tumble. The difference between a zero coupon bond's purchase price and price at maturity constitutes the return to investors.

We subsequently altered our strategy by shortening the Series' duration because long-term interest rates unexpectedly began to move higher and bond prices fell in the autumn. By reducing the duration, we tried to lessen the Series' sensitivity to the sell-off in the bond market.

    Portfolio Composition.
 Expressed as a percentage of
total investments as of 2/28/99.
         (PIE CHART)

What Went Well.

Munis Rallied, at First.
The Series' long duration helped its shares increase in value as municipal bonds rallied in sympathy with U.S. Treasuries during
September and early October 1998. Prices of Treasuries soared as concern about the global financial crisis boosted demand for the safest government securities. Municipal bonds did not rally as strongly as Treasuries. Nevertheless, prices of municipal bonds gained enough to drive down the Bond Buyer
Revenue Bond Index (a weekly average of long-term municipal bond yields) to 5.09% in early October 1998.


And Not So Well.

Then the Rally Reversed.
The Federal Reserve eased monetary policy three times in the autumn of 1998 to calm global financial markets and restore faith in the U.S. economy. (In fact, the economy unexpectedly grew at a rapid pace in the fourth quarter of 1998.) As a result, concern about the global financial crisis dwindled and investors sold Treasuries and bought higher-yielding assets with renewed confidence. Municipal bonds also sold off, but to a lesser extent than Treasuries.

We cut the Series' duration to 7.09 years as of February 28, 1999 from 7.94 years as of October 31, 1998 in order to make the Series less sensitive to this decline in bond prices and the rise in interest rates. However, the Series still held noncallable zero coupon bonds whose prices slid sharply and hurt the Series' performance.

Health Problems.
Healthcare bonds performed poorly as the industry suffered from growing competitive pressures, and some major credit-rating agencies such as Moody's Investors
Service downgraded the bonds of certain hospitals.
While we gradually reduced our exposure to healthcare bonds, they still accounted for 15.4% of the Series' total investments as of February 28, 1999.

        Credit Quality.
 Expressed as a percentage of
total investments as of 2/28/99.
        (PIE CHART)

Five Largest Issuers.
6.7%    Puerto Rico
        Commonwealth
6.6%    Philadelphia Ind. Dev.
        Auth. Rev.
4.1%    Delaware Cnty.
4.1%    McKeesport Area School
        District, Cap. Apprec.
3.6%    Alleghen Cnty. Hosp.
        Dev. Auth. Rev.

Expressed as a percentage of net assetsas of 2/28/99.

Looking Ahead.
In the short run, we feel municipal bond prices will remain in a trading range because of the U.S. economy's continued resilience. However, we do not think the rally in tax-exempt bonds is over. We believe U.S. economic growth will continue to slow from the torrid pace of late 1998.

Furthermore, we believe that inflation will remain subdued as global competition helps to keep prices of goods and services in check. Since the level of interest rates typically reflects the anticipated rate of inflation, we expect interest rates to fall and bond prices to rise amid continued low inflation.

A Message to Our Shareholders.                 April 19,
1999
(PHOTO)

Dear Shareholder,

For the last several months, major index advances have been driven by the stocks of a handful of very large companies.
These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value has grown between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, signs that the tide is turning are starting to emerge. Moreover, history shows that markets generally bring prices in line with earnings performance sooner or later.

Many sectors of the bond market, on the other hand, have already begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification Is Critical.
What does this suggest? Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify.
We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--95.2%
------------------------------------------------------------
------------------------------------------------------------
------
Allegheny Cnty. Arpt. Rev.,
   Greater Pittsburgh Int'l. Arpt., Ser. A, A.M.T., F.S.A.
Aaa          6.60%        1/01/04   $  1,000     $
1,085,700
   Pittsburgh Int'l. Arpt., A.M.T., M.B.I.A.
Aaa          5.75         1/01/14      2,435 (e)
2,672,997
Allegheny Cnty. Higher Ed. Bldg. Auth. Rev.,
   Robert Morris Coll., M.B.I.A.
Aaa          7.00         6/15/08      1,000 (d)
1,047,930
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
   Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.
Aaa          6.25         9/01/20      1,750 (e)
1,767,447
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/14      2,000
930,020
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/16      2,000
825,840
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/18      2,000
735,540
   Magee-Womens Hosp., F.G.I.C.
Aaa         Zero         10/01/19      4,000
1,389,480
   West Penn. Hosp. Hlth. Ctr.
NR           8.50         1/01/20      2,000
2,106,600
Allegheny Cnty. Ind. Dev. Auth. Rev., USX Proj., Ser. A
Baa3         6.70        12/01/20      4,500
4,884,255
Allegheny Cnty. Residential Fin. Auth., Mtge. Rev.,
G.N.M.A.,
   Ser. Q, A.M.T.
Aaa          7.40        12/01/22        770
809,724
Allegheny Cnty., Ser. C-37, M.B.I.A.
Aaa          7.30        12/01/10      1,500  d)(e)
1,603,545
Berks Cnty. Gen. Oblig., Cap. Appreciation F.G.I.C.
Aaa         Zero          5/15/16      2,900
1,220,436
Berks Cnty. Ind. Dev. Auth. Rev., Lutheran Home Proj.
NR           6.875        1/01/23      1,500
1,633,290
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp.
   Med. Ctr. Proj., M.B.I.A.
Aaa          5.70        10/01/14      1,250
1,385,563
Bethlehem PA Auth. Wtr. Rev., F.S.A.
   Cap. Appreciation
Aaa         Zero         11/15/22      4,080
1,198,745
   Cap. Appreciation
Aaa         Zero         11/15/23      4,000
1,114,480
Bucks Cnty. Wtr. & Swr. Auth. Rev.,
   Neshaminy Interceptor Swr. Sys. Ser. A, F.G.I.C.
Aaa         Zero         12/01/15      2,175
944,211
Butler Cnty. Hosp. Auth. Rev.,
   North Hills Passavant Hosp., Ser. A, F.S.A.
Aaa          7.00         6/01/22      1,000 (d)
1,095,110
Chartiers Valley Ind., Ref.-Friendship Vlg./South Hills
NR           6.75         8/15/18      2,225
2,335,449
Chester Upland Sch. Auth., Sch. Rev.
A(b)         6.375        9/01/21      1,000
1,084,980
Clarion Cnty. Hosp. Auth., Clarion Hosp. Proj.
BBB-(b)      5.625        7/01/21      1,000
976,930
Delaware Cnty.
   Ind. Dev. Auth. Rev., Res., Rev. Facs., Ser. A
Baa2(b)      6.10         7/01/13      2,500
2,637,850
   Ind. Pa. Auth. Rev., Crozer-Chester Med. Ctr., M.B.I.A.
Aaa          7.15        12/15/05      2,550 (d)
2,770,014
   Hlth. Facs. Auth. Rev., Mercy Hlth. Corp. Proj.
Aaa          6.00        12/15/26      3,000 (d)
3,358,740
Doylestown Hosp. Auth. Rev., Pine Run Retirement, Ser. A
BBB+         7.20         7/01/23      3,180 (d)
3,646,951
Greencastle Antrim Sch. Dist., M.B.I.A.,
   Cap. Appreciation, Ser. B
Aaa         Zero          1/01/12      1,000
548,480
   Cap. Appreciation, Ser. B
Aaa         Zero          1/01/13      1,000
517,100

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Harrisburg Auth. Rev., Pooled Bond Prog., Ser. I, M.B.I.A.
Aaa          5.625%       4/01/15    $ 2,000     $
2,129,480
Harrisburg Pennsylvania, A.M.B.A.C
   Capital Appreciation, Ser. D
Aaa          Zero         9/15/12      1,665
871,977
   Capital Appreciation, Ser. D
Aaa          Zero         3/15/15      2,380
1,063,765
   Capital Appreciation, Ser. D
Aaa         Zero          9/15/17      1,795
696,298
   Capital Appreciation, Ser. F
Aaa         Zero          9/15/21      2,000
620,960
   Capital Appreciation, Ser. F
Aaa         Zero          9/15/22      2,000
588,780
Hopewell Area School District, F.S.A,
   Capital Appreciation
Aaa         Zero          9/01/16      2,320 (e)
962,011
   Capital Appreciation
Aaa         Zero          9/01/17      2,175
849,968
   Capital Appreciation
Aaa         Zero          9/01/18      1,950
720,213
   Capital Appreciation
Aaa         Zero          9/01/19      2,100
732,606
   Capital Appreciation
Aaa         Zero          9/01/20      2,425
801,972
   Capital Appreciation
Aaa         Zero          9/01/23      2,000
563,340
   Capital Appreciation
Aaa         Zero          9/01/24      2,025
540,837
   Capital Appreciation
Aaa         Zero          9/01/25      1,825
462,127
   Capital Appreciation
Aaa         Zero          9/01/26      2,000
479,060
   Capital Appreciation
Aaa         Zero          9/01/27      1,550
352,191
Langhorne Manor Boro. Higher Ed. & Hlth. Auth Rev.,
   Lower Bucks Hosp.
Ba3          7.35         7/01/22      1,000
893,520
Latrobe Ind. Dev. Auth. Coll. Rev.,
   St. Vincent Coll. Proj.
Baa1         6.75         5/01/14      1,800
2,074,302
   St. Vincent Coll. Proj.
Baa1         6.75         5/01/24      1,500
1,728,585
Lehigh Cnty. Gen. Purpose Auth. Revs., Horizon Hlth. Sys.
   Inc., Ser. A
NR           8.25         7/01/13        500
509,110
Lower Pottsgrove Twnshp. Auth. Swr. Rev.,
   Montgomery Cnty., A.M.B.A.C.,
   Ser. A
Aaa         Zero         11/01/13      1,155
568,283
   Ser. A
Aaa         Zero         11/01/15      1,185
516,577
Luzerne Cnty. Ind. Dev. Auth., Rev., Gas & Water, Ser. B,
   A.M.T.
A3           7.125       12/01/22      6,000
6,653,940
Lycoming Cnty., M.B.I.A.
Aaa          5.75        11/15/17      2,500 (d)
2,797,725
McKeesport Area School District, M.B.I.A.
   Capital Appreciation
Aaa         Zero         10/01/14      2,040
948,620
   Capital Appreciation
Aaa         Zero         10/01/15      2,040
892,990
   Capital Appreciation
Aaa         Zero         10/01/16      4,655
1,922,143
   Capital Appreciation
Aaa         Zero         10/01/18      4,655
1,711,969
   Capital Appreciation
Aaa         Zero         10/01/19      3,555
1,234,900
   Capital Appreciation
Aaa         Zero         10/01/20      3,555
1,170,626
   Capital Appreciation
Aaa         Zero         10/01/21      2,555
796,700

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Montgomery Cnty. Higher Ed. & Hlth. Auth. Hosp. Rev.,
   Jeanes Hlth. Sys. Proj.
NR           8.625%       7/01/07    $ 4,000(d)  $
4,349,320
Montgomery Cnty. Ind. Dev. Auth. Rev., Poll Ctrl.,
   Philadelphia Elec. Co., Ser. A A.M.T.
Baa2         7.60         4/01/21      1,000
1,075,980
   Res. Recovery
A(b)         7.50         1/01/12      2,000
2,114,820
Montgomery Cnty. Redev. Auth., Multifamily Hsg., Ser. A
NR           6.50         7/01/25      1,400
1,460,326
Montgomery Cnty. Pennsylvania Industrial Dev. Auth.
   Retirement Comm. Rev.
A-(b)        5.25        11/15/28      1,500
1,449,540
Nazareth Pennsylvania Area Sch. Dist. Ref. Ser. A
Aaa          5.00        11/15/18      1,000
994,960
Northampton Cnty. Higher Ed. Auth. Rev.,
   Moravian Coll.
AAA(b)       8.20         6/01/11      2,095
2,349,417
   Moravian Coll., A.M.B.A.C.
Aaa          6.25         7/01/11      2,195
2,567,074
Northeastern Hosp. & Ed. Auth. Coll. Rev., Kings Coll.
Proj.,
   Ser. B
BBB(b)       6.00         7/15/18      3,235
3,375,690
Northumberland Cnty. Ind. Dev. Auth. Rev., Roaring Creek
Wtr.
   A.M.T.
NR           6.375       10/15/23      1,000
1,026,670
Penn Hills Twnshp., Gen. Oblig., Ser A, A.M.B.A.C.
Aaa          Zero         6/01/10      1,535
919,665
Penn Hills, Ser. B, A.M.B.A.C.
Aaa          Zero        12/01/18      1,360
495,924
Pennsylvania Convention Ctr. Auth. Rev., Ser. A, F.G.I.C.
Aaa          6.00         9/01/19      5,445
6,200,222
Pennsylvania Econ. Dev. Auth., Wst. Wtr. Treatment Rev.,
   Sun Co. R & M Proj., Ser. A, A.M.T.
Baa3         7.60        12/01/24      4,500
5,108,040
Pennsylvania Hsg. Fin. Agcy.,
   Sngl. Fam. Mtge., A.M.T.
Aa           7.80        10/01/20        195 (d)
195,749
   Sngl. Fam. Mtge., A.M.T., R.I.B.S., S.F.M.R.
Aa           8.577(c)     4/01/25      2,100
2,304,750
Pennsylvania St. Cert. of Part., Ser. A, F.S.A.
Aaa          6.25        11/01/06      1,900
2,058,916
Pennsylvania St. Higher Edl. Facs. Auth. Rev.,
   Allegheny Coll., Ser. B
BBB+(b)      6.00        11/01/22      2,000
2,214,080
   Ursinus College Ser. A
BBB+(b)      5.90         1/01/27      1,925
2,017,092
Philadelphia Gas Wks. Rev.,
   13th Ser.
Baa1         7.70         6/15/11        215 (d)
238,461
   13th Ser.
Aaa          7.70         6/15/21      3,430 (d)
3,814,812
Philadelphia Hosps. & Higher Ed. Fac. Auth. Rev.,
   Childrens' Seashore House, Ser. B
A-(b)        7.00         8/15/12        500
544,755
   Childrens' Seashore House, Ser. A
A-(b)        7.00         8/15/12      1,000
1,089,510
   Childrens' Seashore House, Ser. A
A-(b)        7.00         8/15/17      1,000
1,084,480
   Grad. Hlth. Sys.
Caa3         7.25         7/01/18      2,730
1,037,400
Philadelphia Ind. Dev. Auth. Rev.,
   Baptist Home of Phil Ser. A
NR           5.60        11/15/28      2,750
2,632,877
   Inst. For Cancer Res. Proj., Ser. B
A+(b)        7.25         7/01/10      5,770
6,093,351
   Nat'l. Brd. of Med. Examiners Proj.
A+(b)        6.75         5/01/12      5,000
5,409,800

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Philadelphia Pennsylvania Wtr. & Wst. Rev. Ser. A
Aaa          5.125%       8/01/27    $ 5,000     $
4,988,650
Pittsburgh Pennsylvania Ref. Ser. A
Aaa          5.00         9/01/23      1,500
1,464,570
Pittsburgh Urban Redev. Auth., Mtge. Rev.,
   Ser. A, A.M.T.
Aa2          6.25        10/01/28        955
1,015,957
   Ser. C, A.M.T.
Aa2          6.55         4/01/28      1,625
1,738,539
Pittsburgh Wtr. & Swr. Auth.,
   First Lien, Ser. B
Aaa          Zero         9/01/19      2,300
802,378
   First Lien, Ser. B
Aaa          Zero         9/01/20      2,300
760,633
   Wtr. Swr., Sys Rev. Ser. A
Aaa          6.50         9/01/13      5,000 (e)
5,974,250
Puerto Rico Comnwlth.,
   Cap. Appreciation Pub. Impvt
Baa1        Zero          7/01/14      1,000
476,420
   Gen. Oblig., A.M.B.A.C.
Aaa          7.00         7/01/10      4,030 (e)
5,002,761
   Cap. Appreciaiton Pub. Impvt
Baa1        Zero          7/01/16      2,500
1,065,000
   Hwy. & Trans. Auth. Rev., Ser. Y
Baa1         6.25         7/01/14      1,000
1,162,070
   Pub. Impvt.
AAA(b)       7.70         7/01/20      5,250  d)(e)
5,662,282
   Pub. Impvt. Rfdg., M.B.I.A.
Aaa          7.00         7/01/10        720
893,794
Puerto Rico Port Auth. Rev., Spl. Facs. Amer. Airlines, Ser.
   A., A.M.T.
Baa3         6.25         6/01/26      1,475
1,591,599
Schuylkill Cnty. Ind. Dev. Auth., Res. Rec. Rev., Schuykill
   Engy., A.M.T.
NR           6.50         1/01/10      3,415
3,492,111
Scranton-Lackawanna Hlth. & Welfare Auth. Rev.,
   Univ. of Scranton Proj., Ser. C
NR           7.50         6/15/06      1,000 (d)
1,071,700
   Univ. of Scranton Proj., Ser. C
NR           6.50         3/01/15      2,250 (d)
2,467,913
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C.,
   Cap. Appreciation
Aaa         Zero         11/01/11      1,035
579,248
   Cap. Appreciation
Aaa         Zero         11/01/12      1,035
545,994
   Cap. Appreciation
Aaa         Zero         11/01/13      1,035
514,374
Virgin Islands Pub. Fin. Auth. Rev.,
   Hwy. Trans. Trust Fund
AAA(b)       7.70        10/01/04      1,000 (d)
1,047,460
   Ref. Matching Loan Notes, Ser. A
NR           7.25        10/01/18      1,950 (d)
2,221,635
Virgin Islands Terr., Hugo Ins. Claims Fund Proj., Ser. 91
NR           7.75        10/01/06        805 (d)
885,025
Washington Cnty. Auth. Lease Rev., Mun. Fac., Shadyside
Hosp.,
   Ser. C-1D, A.M.B.A.C.
Aaa          7.45        12/15/18      2,900 (d)
3,137,394
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.
A3           6.75        12/01/08      2,750
3,020,380
West Mifflin San. Swr. Mun. Auth. Rev., F.G.I.C.
Aaa          6.25         8/01/10      1,555
1,817,297
Westmoreland Cnty., Cap. Appreciation, F.G.I.C.
AAA(b)      Zero         12/01/19      5,750
1,968,340


------------
Total long-term investments (cost $186,595,143)
202,774,437

------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of February 28, 1999                  PRUDENTIAL MUNICIPAL
SERIES FUND
(Unaudited)                           PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------

Principal

Moody's      Interest     Maturity     Amount         Value
Description (a)
Rating         Rate         Date        (000)        (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--3.9%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
   Ser. 88B-2
VMIG1        3.00%        3/04/99   $  1,900     $
1,900,000
   Aces Presbyterian Univ.
VMIG1        3.00         3/04/99      3,700
3,700,000
Beaver Cnty. Pennsylvania Ind. Dev. Auth. Env. Impr. Rev.
P-1          3.25         3/01/99      1,300
1,300,000
Geisinger Auth. Hlth. Sys. Rev. Hlth. Ser. B
VMIG1        3.25         3/01/99      1,300
1,300,000

------------
Total short-term investments (cost $8,200,000)
8,200,000

------------
Total Investments--99.1%
(cost $194,795,143; Note 4)
210,974,437
Other assets in excess of liabilities--0.9%
1,929,533

------------
Net Assets--100%
$212,903,970

------------

------------

(a) The following abbreviations are used in portfolio
descriptions:
   A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
    A.M.T.--Alternative Minimum Tax.
    F.G.I.C.--Financial Guaranty Insurance Company.
    F.S.A.--Financial Security Assurance.
    G.N.M.A.--Government National Mortgage Association.
    M.B.I.A.--Municipal Bond Insurance Association.
    R.I.B.S.--Residual Interest Bonds.
    S.A.V.R.S.--Select Auction Variable Rate Securities.
    S.F.M.R.--Single Family Mortgage Revenue.
(b) Standard & Poor's Rating.
(c) Inverse floating rate bond. The coupon is inversely
indexed to a floating
interest rate. The rate shown is the rate at year-end.
(d) Prerefunded issues are secured by escrowed cash and/or
direct U.S.
guaranteed obligations.
(e) All or partial principal amount pledged as collateral
for futures contracts.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional Information
contains a description of
Moody's and Standard & Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Statement of Assets and Liabilities
(Unaudited)                                PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Assets
February 28, 1999
Investments, at value (cost
$194,795,143)...............................................
 .................      $   210,974,437
Cash........................................................
 .............................................
22,698
Interest
receivable..................................................
 ....................................            2,582,176
Receivable for Series shares
sold........................................................
 ................               42,839
Other
assets......................................................
 .......................................                3,825

-----------------
   Total
assets......................................................
 ....................................          213,625,975

-----------------
Liabilities
Payable for Series shares
reacquired..................................................
 ...................              283,876
Accrued
expenses....................................................
 .....................................              162,159
Dividends
payable.....................................................
 ...................................               91,844
Management fee
payable.....................................................
 ..............................               81,784
Distribution fee
payable.....................................................
 ............................               62,244
Due to broker-variation
margin......................................................
 .....................               35,625
Deferred trustee's
fees........................................................
 ..........................                4,473

-----------------
   Total
liabilities.................................................
 ....................................              722,005

-----------------
Net
Assets......................................................
 .........................................      $
212,903,970

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 ........      $       199,313
   Paid-in capital in excess of
par.........................................................
 .............          196,720,025

-----------------

196,919,338
   Accumulated net realized loss on
investments.................................................
 .........             (171,787  )
   Net unrealized appreciation on
investments.................................................
 ...........           16,156,419

-----------------
Net assets, February 28,
1999........................................................
 ....................      $   212,903,970

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($103,478,351 / 9,686,191 shares of beneficial
interest issued and outstanding)....................
$10.68
   Maximum sales charge (3% of offering
price)......................................................
 .....                  .33
   Maximum offering price to
public......................................................
 ................               $11.01
Class B:
   Net asset value, offering price and redemption price per
share
      ($108,187,668 / 10,129,232 shares of beneficial
interest issued and outstanding)...................
$10.68
Class C:
   Net asset value and redemption price per share
      ($1,237,951 / 115,905 shares of beneficial interest
issued and outstanding)........................
$10.68
   Maximum sales charge (1% of offering
price)......................................................
 .....                  .11
   Maximum offering price to
public......................................................
 ................               $10.79

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                    Ended
Net Investment Income                         February 28,
1999
Income
   Interest................................      $ 6,239,873
                                              --------------
---
Expenses
   Management fee..........................          534,039
   Distribution fee--Class A...............           75,618
   Distribution fee--Class B...............          278,387
   Distribution fee--Class C...............            4,327
   Transfer agent's fees and expenses......           60,000
   Custodian's fees and expenses...........           35,000
   Reports to shareholders.................           15,000
   Registration fees.......................           10,000
   Audit fee and expenses..................            5,000
   Legal fees and expenses.................            4,000
   Trustees' fees and expenses.............            2,000
   Miscellaneous...........................            3,799
                                              --------------
---
      Total expenses.......................        1,027,170
   Less: Custodian fee credit..............
(1,965)
                                              --------------
---
      Net expenses.........................        1,025,205
                                              --------------
---
Net investment income......................        5,214,668
                                              --------------
---
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on:
   Investment transactions.................        1,354,272
   Financial futures contract..............              856
                                              --------------
---
                                                   1,355,128
                                              --------------
---
Net change in unrealized depreciation on:
   Investments.............................
(3,444,496)
   Financial futures contracts.............
(217,250)
                                              --------------
---

(3,661,746)
                                              --------------
---
Net loss on investments....................
(2,306,618)
                                              --------------
---
Net Increase in Net Assets
Resulting from Operations..................      $ 2,908,050
                                              --------------
---
                                              --------------
---

PRUDENTIAL MUNICIPAL SERIES FUND
PENNSYLVANIA SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase (Decrease)                 February 28,     August
31,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $  5,214,668    $
11,187,139
   Net realized gain on investment
      transactions................     1,355,128
1,116,888
   Net change in unrealized
      appreciation (depreciation)
      of investments..............    (3,661,746)
3,332,565
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...     2,908,050
15,636,592
                                    ------------    --------
----
Dividends and distributions (Note
   1):
   Dividends to shareholders from
      net investment income
      Class A.....................    (2,563,290)
(5,055,953)
      Class B.....................    (2,625,543)
(6,100,803)
      Class C.....................       (25,835)
(30,383)
                                    ------------    --------
----
                                      (5,214,668)
(11,187,139)
                                    ------------    --------
----
   Distributions in excess of net
      investment income
      Class A.....................       --
(8,885)
      Class B.....................       --
(11,724)
      Class C.....................       --
(47)
                                    ------------    --------
----
                                         --
(20,656)
                                    ------------    --------
----
   Distributions from net realized
      gains
      Class A.....................    (1,164,135)
(158,157)
      Class B.....................    (1,223,297)
(208,682)
      Class C.....................       (13,254)
(838)
                                    ------------    --------
----
                                      (2,400,686)
(367,677)
                                    ------------    --------
----
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold........................    12,359,150
15,088,301
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............     4,414,635
6,380,444
   Cost of shares reacquired......   (15,747,620)
(34,295,335)
                                    ------------    --------
----
   Net increase (decrease) in net
      assets from Series share
      transactions................     1,026,165
(12,826,590)
                                    ------------    --------
----
Total decrease....................    (3,681,139)
(8,765,470)
Net Assets
Beginning of period...............   216,585,109
225,350,579
                                    ------------    --------
----
End of period.....................  $212,903,970
$216,585,109
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------
Prudential Municipal Series Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as an open-end investment company. The
Fund was organized as
a Massachusetts business trust on May 18, 1984 and consists
of 11 series. The
monies of each series are invested in separate,
independently managed
portfolios. The Pennsylvania Series (the 'Series') commenced investment
operations on April 3, 1987. The Series is diversified and
seeks to achieve its
investment objective of obtaining the maximum amount of
income exempt from
federal and applicable state income taxes with the minimum
of risk by investing
in 'investment grade' tax-exempt securities whose ratings
are within the four
highest ratings categories by a nationally recognized
statistical rating
organization or, if not rated, are of comparable quality.
The ability of the
issuers of the securities held by the Series to meet their
obligations may be
affected by economic or political developments in a specific state, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the
Fund, and the Series, in the preparation of its financial statements.
Securities Valuations: The Series values municipal securities (including commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.
Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent
payments, known as
'variation margin,' are made or received by the Series each
day, depending on
the daily fluctuations in the value of the underlying
security. Such variation
margin is recorded for financial statement purposes on a
daily basis as
unrealized gain or loss. When the contract expires or is
closed, the gain or
loss is realized and is presented in the statement of
operations as net realized
gain (loss) on financial futures. The Series invests in
financial futures
contracts in order to hedge its existing portfolio
securities or securities the
Series intends to purchase against fluctuations in value
caused by changes in
prevailing interest rates. Should interest rates move
unexpectedly, the Series
may not achieve the anticipated benefits of the financial
futures contracts and
may realize a loss. The use of futures transactions involves the risk of
imperfect correlation in movements in the price of futures
contracts, interest
rates and the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Interest income is
recorded on the
accrual basis. The Series amortizes premiums and original
issue discount paid on
purchases of portfolio securities as adjustments to interest income. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of the Series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
net income to
shareholders. For this reason no federal income tax
provision is required.
Dividends and Distributions: The Series declares daily
dividends from net
investment income. Payment of dividends are made monthly.
Distributions of net
capital gains, if any, are made annually. Income
distributions and capital gain
distributions are determined in accordance with income tax
regulations which may
differ from generally accepted accounting principles. Custody Fee Credits: The Series has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the
custodian.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a
------------------------------------------------------------
--------------------
                                       10

                                         PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                              PENNSYLVANIA SERIES
------------------------------------------------------------
--------------------
subadvisory agreement with The Prudential Investment
Corporation ('PIC'); PIC
furnishes investment advisory services in connection with
the management of the
Fund. PIFM pays for the cost of the subadviser's services,
the compensation of
officers of the Fund, occupancy and certain clerical and
bookkeeping costs of
the Fund. The Fund bears all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .50 of 1% of the average daily net assets of the
Series.
The Fund has a distribution agreement with Prudential
Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Class A, Class B and
Class C shares of the Fund. The Fund compensates PIMS for
distributing and
servicing the Fund's Class A, Class B and Class C shares
pursuant to plans of
distribution, (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, .50 of 1%
and 1%, of the average daily net assets of the Class A, B
and C shares,
respectively. Such expenses under the Plans were .10 of 1%,
 .50 of 1% and .75 of
1% of the average daily net assets of the Class A, B and C
shares, respectively,
for the period September 1, 1998 through December 31, 1998.
Effective January 1,
1999 such expenses under the Plan were .25 of 1%, .50 of 1%
and .75 of 1% of the
average daily net assets of the Class A, B and C shares,
respectively.
PIMS has advised the Series that it received approximately
$27,900 and $1,000 in
front-end sales charges resulting from sales of Class A and
Class C shares,
respectively, during the six months ended February 28, 1999.
From these fees,
PIMS paid such sales charges to affiliated broker-dealers,
which in turn paid
commissions to salespersons and incurred other distribution
costs.
PIMS have advised the Series that for the six months ended
February 28, 1999, it
received approximately $42,400 in contingent deferred sales
charges imposed upon
certain redemptions by Class B shareholders.
PIFM, PIC and PIMS are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Series did not borrowed any amounts pursuant to the
Agreement during the six
months ended February 28, 1999. The Funds pay a commitment
fee at an annual rate
of .055 of 1% on the unused portion of the credit facility.
The commitment fee
is accrued and paid quarterly on a pro rata basis by the
Funds. The Agreement
expired on February 28, 1999 and has been extended through
March 12, 1999 under
the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the year six
months ended February
28, 1999, the Series incurred fees of approximately $48,800
for the services of
PMFS. As of February 28, 1999, approximately $8,000 of such
fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations includes
certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the six months ended February 28, 1999 were $13,436,795 and
$21,907,107, respectively.
The cost basis of investments for federal income tax purposes at February 28,
1999 was substantially the same as for financial reporting purposes and accordingly, net unrealized appreciation of investments for federal income tax purposes was $16,179,294 (gross unrealized appreciation-- $18,125,953; gross unrealized depreciation--$1,946,659).
During the six months ended February 28, 1999, the Series entered into financial futures contracts. Details of open contracts at February 28, 1999 are as follows:

                                                Value at
Value at         Unrealized
  Number of                     Expiration    February 28,
Trade        Appreciation/
  Contracts          Type          Date           1999
Date         (Depreciation)
--------------    ----------    ----------    ------------
-----------     --------------
Short Positions:
                  Muni Bond
57                Index          Mar.-99      $(7,080,750 )
$(7,103,625)       $(22,875)

-------

-------

------------------------------------------------------------
Note 5. Capital
The Series offers Class A, Class B and Class C shares. Class
A shares are sold
with a front-end sales charge of up to 3%. Class B shares
are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Prior to November 2,
1998, Class C shares
were sold with a contingent deferred sales charge of
------------------------------------------------------------
--------------------
                                       11

                                           PRUDENTIAL
MUNICIPAL SERIES FUND
Notes to Financial Statements
(Unaudited)                                PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------
1% during the first year. Effective November 2, 1998, Class C shares are sold with a front-end charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest for the six months ended February 28, 1999 and the fiscal year ended
August 31, 1998 were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1999:
Shares sold........................      631,239    $
6,864,491
Shares issued in reinvestment of
  dividends and distributions......      202,304
2,180,318
Shares reacquired..................     (450,491)
(4,887,870)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      383,052
4,156,939
Shares issued upon conversion from
  Class B..........................      348,691
3,809,651
                                      ----------    --------
----
Net increase in shares
  outstanding......................      731,743    $
7,966,590
                                      ----------    --------
----
                                      ----------    --------
----
Class A
-----------------------------------
Year ended August 31, 1998:
Shares sold........................      416,559    $
4,546,500
Shares issued in reinvestment of
  dividends and distributions......      266,840
2,899,562
Shares reacquired..................   (1,230,000)
(13,368,779)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (546,601)
(5,922,717)
Shares issued upon conversion from
  Class B..........................    1,146,331
12,438,073
                                      ----------    --------
----
Net increase in shares
  outstanding......................      599,730    $
6,515,356
                                      ----------    --------
----
                                      ----------    --------
----
Class B                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended February 28, 1999:
Shares sold........................      492,574    $
5,349,200
Shares issued in reinvestment of
  dividends and distributions......      204,666
2,205,742
Shares reacquired..................     (996,541)
(10,836,688)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (299,301)
(3,281,746)
Shares issued upon conversion from
  Class B..........................     (348,691)
(3,809,651)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (647,992)   $
(7,091,397)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold........................      902,330    $
9,804,975
Shares issued in reinvestment of
  dividends and distributions......      318,330
3,458,567
Shares reacquired..................   (1,912,585)
(20,801,181)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (691,925)
(7,537,639)
Shares issued upon conversion from
  Class B..........................   (1,146,539)
(12,438,073)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (1,838,464)
$(19,975,712)
                                      ----------    --------
----
                                      ----------    --------
----
Class C
-----------------------------------
Six months ended February 28, 1999:
Shares sold........................       13,474    $
145,459
Shares issued in reinvestment of
  dividends and distributions......        2,652
28,575
Shares reacquired..................       (2,140)
(23,062)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       13,986    $
150,972
                                      ----------    --------
----
                                      ----------    --------
----
Year ended August 31, 1998:
Shares sold........................       67,393    $
736,826
Shares issued in reinvestment of
  dividends and distributions......        2,054
22,315
Shares reacquired..................      (11,448)
(125,375)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       57,999    $
633,766
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       12

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class A

------------------------------------------------------------

Six Months

Ended                    Year Ended August 31,

February 28,     -------------------------------------------

1999          1998        1997        1996        1995

------------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  10.92       $ 10.73
$ 10.49     $ 10.55     $ 10.42

------------     -------     -------     -------     -------
Income from investment operations
Net investment
income........................................           .28
 .57         .59(a)      .59(a)      .60(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.12)          .21         .33        (.06)        .13

------------     -------     -------     -------     -------
   Total from investment
operations..........................           .16
 .78         .92         .53         .73

------------     -------     -------     -------     -------
Less distributions
Dividends from net investment
income.........................          (.28)         (.57)
(.59)       (.59)       (.60)
Distributions in excess of net investment
income.............            --            --(c)       --
(c)       --          --
Distributions from net realized
gains........................          (.12)         (.02)
(.09)         --          --

------------     -------     -------     -------     -------
   Total
distributions.......................................
(.40)         (.59)       (.68)       (.59)       (.60)

------------     -------     -------     -------     -------
Net asset value, end of
period...............................      $  10.68       $
10.92     $ 10.73     $ 10.49     $ 10.55

------------     -------     -------     -------     -------

------------     -------     -------     -------     -------
TOTAL
RETURN(b):.............................................
1.47%         7.55%       9.01%       5.08%       7.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $103,478
$97,794     $89,604     $69,659     $50,696
Average net assets
(000).....................................      $101,945
$96,053     $83,552     $59,995     $30,092
Ratios to average net assets:
   Expenses, including distribution
fees.....................           .77%(d)       .77%
 .72%(a)     .75%(a)     .80%(a)
   Expenses, excluding distribution
fees.....................           .62%(d)       .67%
 .62%(a)     .65%(a)     .70%(a)
   Net investment
income.....................................
5.07%(d)      5.26%       5.60%(a)    5.56%(a)    5.76%(a)
For Class A, B and C shares:
   Portfolio turnover
rate...................................             6%
13%         21%         26%         19%

1994

-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $ 11.21

-------
Income from investment operations
Net investment
income........................................      .59
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.68)

-------
   Total from investment
operations..........................     (.09)

-------
Less distributions
Dividends from net investment
income.........................     (.59)
Distributions in excess of net investment
income.............       --
Distributions from net realized
gains........................     (.11)

-------
   Total
distributions.......................................
(.70)

-------
Net asset value, end of
period...............................  $ 10.42

-------

-------
TOTAL
RETURN(b):.............................................
(.82
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $10,651
Average net assets
(000).....................................  $10,315
Ratios to average net assets:
   Expenses, including distribution
fees.....................      .75%
   Expenses, excluding distribution
fees.....................      .65%
   Net investment
income.....................................     5.52%
For Class A, B and C shares:
   Portfolio turnover
rate...................................       22%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class B

------------------------------------------------------------
----

Six Months

Ended                      Year Ended August 31,

February 28,     -------------------------------------------
----

1999           1998         1997         1996         1995

------------     --------     --------     --------     ----
----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  10.92       $  10.72
$  10.49     $  10.55     $  10.42

------------     --------     --------     --------     ----
----
Income from investment operations
Net investment
income........................................           .26
 .53          .55(a)       .55(a)       .56(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.12)           .22          .32         (.06)         .13

------------     --------     --------     --------     ----
----
   Total from investment
operations..........................           .14
 .75          .87          .49          .69

------------     --------     --------     --------     ----
----
Less distributions
Dividends from net investment
income.........................          (.26)
(.53)        (.55)        (.55)        (.56)
Distributions in excess of net investment
income.............            --             --(c)        -
-(c)        --           --
Distributions from net realized
gains........................          (.12)          (.02)
(.09)          --           --

------------     --------     --------     --------     ----
----
   Total
distributions.......................................
(.38)          (.55)        (.64)        (.55)        (.56)

------------     --------     --------     --------     ----
----
Net asset value, end of
period...............................      $  10.68       $
10.92     $  10.72     $  10.49     $  10.55

------------     --------     --------     --------     ----
----

------------     --------     --------     --------     ----
----
TOTAL
RETURN(b):.............................................
1.29%          7.13%        8.58%        4.66%        6.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $108,188
$117,678     $135,275     $167,809     $202,633
Average net assets
(000).....................................      $112,278
$125,306     $148,394     $189,902     $223,082
Ratios to average net assets:
   Expenses, including distribution
fees.....................          1.12%(d)       1.17%
1.12%(a)     1.15%(a)    1.17%(a)
   Expenses, excluding distribution
fees.....................           .62%(d)        .67%
 .62%(a)      .65%(a)     .67%(a)
   Net investment
income.....................................
4.72%(d)       4.87%        5.20%(a)     5.16%(a)
5.44%(a)

1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  11.21

--------
Income from investment operations
Net investment
income........................................       .55
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.68)

--------
   Total from investment
operations..........................      (.13)

--------
Less distributions
Dividends from net investment
income.........................      (.55)
Distributions in excess of net investment
income.............        --
Distributions from net realized
gains........................      (.11)

--------
   Total
distributions.......................................
(.66)

--------
Net asset value, end of
period...............................  $  10.42

--------

--------
TOTAL
RETURN(b):.............................................
(1.22
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $257,732
Average net assets
(000).....................................  $266,594
Ratios to average net assets:
   Expenses, including distribution
fees.....................      1.15%
   Expenses, excluding distribution
fees.....................       .65%
   Net investment
income.....................................      5.11%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

                                            PRUDENTIAL
MUNICIPAL SERIES FUND
Financial Highlights (Unaudited)            PENNSYLVANIA
SERIES
------------------------------------------------------------
--------------------

Class C

--------------------------------------------------------

Six Months

Ended                  Year Ended August 31,

February 28,     ---------------------------------------

1999          1998       1997       1996       1995

------------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................       $10.92        $10.72
$10.49     $10.55     $10.42

-----        ------     ------     ------     ------
Income from investment operations
Net investment
income........................................          .24
 .50        .52(a)     .52(a)     .53(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.12)          .22        .32       (.06)       .13

-----        ------     ------     ------     ------
   Total from investment
operations..........................          .12
 .72        .84        .46        .66

-----        ------     ------     ------     ------
Less distributions
Dividends from net investment
income.........................         (.24)         (.50)
(.52)      (.52)      (.53)
Distributions in excess of net investment
income.............           --            --(c)      --(c)
--         --
Distributions from net realized
gains........................         (.12)         (.02)
(.09)        --         --

-----        ------     ------     ------     ------
   Total
distributions.......................................
(.36)         (.52)      (.61)      (.52)      (.53)

-----        ------     ------     ------     ------
Net asset value, end of
period...............................       $10.68
$10.92     $10.72     $10.49     $10.55

-----        ------     ------     ------     ------

-----        ------     ------     ------     ------
TOTAL
RETURN(b):.............................................
1.16%         6.86%      8.31%      4.41%      6.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................       $1,238
$1,113     $  471     $  829     $  336
Average net assets
(000).....................................       $1,164
$  661     $  678     $  704     $  223
Ratios to average net assets:
   Expenses, including distribution
fees.....................         1.37%(e)      1.42%
1.37%(a)   1.40%(a)   1.44%(a)
   Expenses, excluding distribution
fees.....................          .62%(e)       .67%
 .62%(a)    .65%(a)    .69%(a)
   Net investment
income.....................................         4.48%(e)
4.60%      4.95%(a)   4.91%(a)   5.14%(a)

August 1,

1994(d)

Through

August 31,

1994

----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $10.44

-----
Income from investment operations
Net investment
income........................................       .04
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.02)

-----
   Total from investment
operations..........................       .02

-----
Less distributions
Dividends from net investment
income.........................      (.04)
Distributions in excess of net investment
income.............        --
Distributions from net realized
gains........................        --

-----
   Total
distributions.......................................
(.04)

-----
Net asset value, end of
period...............................    $10.42

-----

-----
TOTAL
RETURN(b):.............................................
 .14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $   90
Average net assets
(000).....................................    $    1
Ratios to average net assets:
   Expenses, including distribution
fees.....................      2.00%(e)
   Expenses, excluding distribution
fees.....................      1.25%(e)
   Net investment
income.....................................      8.51%(e)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative.
Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                      BULK RATE
Gateway Center Three                        U.S. POSTAGE
100 Mulberry Street                             PAID
Newark, NJ  07102-4077                      Permit 6807
(800) 225-1852                              New York, NY


74435M879
74435M887    MF132E2
74435M481